Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 17.4%
		Basic Materials: 1.3%
1,250,000	(1),(2)	Alpek SAB de CV, 4.250%, 09/18/2029	$1,125,950	0.1
200,000	(2)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	159,960	0.0
575,000	(1),(2)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	400,185	0.0
1,350,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	1,242,506	0.1
1,500,000	(2)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,348,755	0.1
525,000	(1),(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	464,210	0.0
410,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	362,380	0.0
625,000	(1),(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	433,930	0.0
450,000	(2)	Compass Minerals International, Inc., 6.750%, 12/01/2027	407,716	0.0
600,000	(2)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	483,503	0.0
625,000	(2)	Constellium SE, 5.625%, 06/15/2028	560,076	0.0
1,000,000	(2)	Equate Petrochemical BV, 2.625%, 04/28/2028	890,000	0.1
1,250,000	(2)	Evraz PLC, 5.250%, 04/02/2024	593,750	0.0
600,000	(2)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	537,468	0.0
1,800,000	(2)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	1,655,386	0.1
750,000	(2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	757,212	0.1
1,200,000	(1),(2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,005,924	0.1
560,000	(2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	443,131	0.0
800,000	(2)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	673,192	0.0
2,000,000	(2)	Inversiones CMPC SA, 3.850%, 01/13/2030	1,759,220	0.1
400,000		Inversiones CMPC SA, 4.375%, 04/04/2027	381,642	0.0
925,000	(2),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	741,438	0.1
850,000	(2)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	717,306	0.0
600,000	(2)	Mineral Resources Ltd., 8.000%, 11/01/2027	586,500	0.0
750,000	(2)	Novelis Corp., 3.875%, 08/15/2031	578,888	0.0
100,000	(2)	Novelis Corp., 4.750%, 01/30/2030	83,309	0.0
675,000	(2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	571,894	0.0
325,000	(2)	OCP SA, 3.750%, 06/23/2031	246,368	0.0
650,000	(1)	Olin Corp., 5.000%, 02/01/2030	562,513	0.0
475,000		Olin Corp., 5.125%, 09/15/2027	437,480	0.0
800,000	(2)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	557,000	0.0
400,000		Sasol Financing USA LLC, 5.500%, 03/18/2031	308,632	0.0
925,000	(2)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	824,476	0.1
2,425,000	(2)	Sibur Securities DAC, 2.950%, 07/08/2025	818,438	0.1
350,000	(1)	Southern Copper Corp., 5.875%, 04/23/2045	363,255	0.0
1,350,000		Suzano Austria GmbH, 5.000%, 01/15/2030	1,231,855	0.1
200,000		Suzano Austria GmbH, 6.000%, 01/15/2029	198,657	0.0
700,000	(2)	Taseko Mines Ltd., 7.000%, 02/15/2026	596,838	0.0
675,000	(2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	483,715	0.0
825,000	(1),(2)	Tronox, Inc., 4.625%, 03/15/2029	665,152	0.0
2,600,000		Vale Overseas Ltd., 3.750%, 07/08/2030	2,282,917	0.1
725,000	(2)	Vibrantz Technologies, Inc., 9.000%, 02/15/2030	512,100	0.0
			29,054,827	1.3

		Communications: 1.9%
700,000	(2)	Acuris Finance US, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	582,281	0.0
1,000,000	(1),(2)	Altice France Holding SA, 6.000%, 02/15/2028	711,655	0.1
1,000,000	(2)	Altice France SA/France, 5.500%, 10/15/2029	766,985	0.1
575,000	(2)	Altice France SA/France, 8.125%, 02/01/2027	530,236	0.0
800,000	(1)	AMC Networks, Inc., 4.250%, 02/15/2029	650,612	0.0
875,000	(2)	Audacy Capital Corp., 6.500%, 05/01/2027	521,833	0.0
900,000	(2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	676,372	0.0
825,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	640,179	0.0
1,125,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	914,721	0.1
600,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	555,693	0.0
975,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	923,315	0.1
550,000	(2)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	397,116	0.0
475,000	(2)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	346,819	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

3,016,000		Comcast Corp., 2.937%, 11/01/2056	2,101,944	0.1
325,000	(1),(2)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	281,754	0.0
200,000	(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	148,133	0.0
375,000	(1),(2)	CommScope, Inc., 4.750%, 09/01/2029	303,562	0.0
750,000	(2)	CommScope, Inc., 7.125%, 07/01/2028	571,125	0.0
1,125,000	(2)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	1,014,756	0.1
800,000	(2)	CSC Holdings LLC, 4.625%, 12/01/2030	537,420	0.0
325,000		CSC Holdings LLC, 5.250%, 06/01/2024	304,359	0.0
1,600,000	(2)	CSC Holdings LLC, 5.750%, 01/15/2030	1,168,368	0.1
400,000	(1),(2)	CSC Holdings LLC, 7.500%, 04/01/2028	335,056	0.0
1,325,000	(2)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	1,134,604	0.1
950,000		DISH DBS Corp., 5.125%, 06/01/2029	580,260	0.0
275,000	(2)	DISH DBS Corp., 5.250%, 12/01/2026	216,072	0.0
425,000	(2)	DISH DBS Corp., 5.750%, 12/01/2028	315,471	0.0
525,000	(1)	DISH DBS Corp., 7.375%, 07/01/2028	358,483	0.0
700,000		Embarq Corp., 7.995%, 06/01/2036	527,229	0.0
775,000	(1),(2)	GCI LLC, 4.750%, 10/15/2028	672,610	0.0
900,000	(1),(2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	723,065	0.1
245,000	(1)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	217,888	0.0
275,000	(1),(2)	iHeartCommunications, Inc., 5.250%, 08/15/2027	235,758	0.0
875,000	(1)	iHeartCommunications, Inc., 8.375%, 05/01/2027	697,218	0.1
600,000	(2)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	480,627	0.0
450,000	(2)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	376,607	0.0
720,000	(2)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	673,549	0.0
270,000		Lumen Technologies, Inc., 5.625%, 04/01/2025	256,500	0.0
655,000	(2)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	531,647	0.0
825,000	(2)	Millennium Escrow Corp., 6.625%, 08/01/2026	667,147	0.0
440,000		Netflix, Inc., 5.875%, 11/15/2028	431,292	0.0
1,000,000	(2)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	870,113	0.1
475,000	(4)	Paramount Global, 6.250%, 02/28/2057	416,518	0.0
3,650,000	(4)	Paramount Global, 6.375%, 03/30/2062	3,266,659	0.2
875,000	(1),(2)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	678,720	0.1
250,000	(1),(2)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	199,694	0.0
750,000	(1),(2)	Scripps Escrow, Inc., 5.875%, 07/15/2027	657,551	0.0
325,000	(2)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	258,213	0.0
460,000	(2)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	339,293	0.0
600,000	(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	557,913	0.0
625,000	(2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	497,038	0.0
1,350,000		Sprint Corp., 7.125%, 06/15/2024	1,389,623	0.1
375,000		Sprint Corp., 7.625%, 03/01/2026	395,931	0.0
650,000	(2)	Stagwell Global LLC, 5.625%, 08/15/2029	524,111	0.0
175,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	132,499	0.0
775,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	600,683	0.0
2,000,000		Tencent Holdings Ltd., 3.975%, 04/11/2029	1,896,356	0.1
275,000	(1),(2)	Univision Communications, Inc., 4.500%, 05/01/2029	231,043	0.0
1,225,000	(2)	Univision Communications, Inc., 6.625%, 06/01/2027	1,168,650	0.1
500,000	(2)	Urban One, Inc., 7.375%, 02/01/2028	428,795	0.0
600,000	(2)	ViaSat, Inc., 5.625%, 09/15/2025	486,102	0.0
140,000	(2)	ViaSat, Inc., 5.625%, 04/15/2027	121,314	0.0
325,000	(2)	ViaSat, Inc., 6.500%, 07/15/2028	224,274	0.0
625,000	(2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	524,585	0.0
1,100,000	(2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	911,794	0.1
325,000	(2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	263,250	0.0
1,100,000	(2)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	797,286	0.1
			41,918,329	1.9

		Consumer, Cyclical: 2.9%
575,000	(2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	463,298	0.0
875,000	(1),(2)	Academy Ltd., 6.000%, 11/15/2027	801,014	0.1
710,000	(2)	Adams Homes, Inc., 7.500%, 02/15/2025	661,390	0.0
900,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	791,203	0.1
975,000	(2)	Affinity Gaming, 6.875%, 12/15/2027	820,238	0.1
175,000	(2)	Allison Transmission, Inc., 3.750%, 01/30/2031	140,563	0.0
800,000	(1),(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	745,524	0.1
566,906		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	503,337	0.0
43,549		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	37,901	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,200,000	(2)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	1,028,604	0.1
725,000	(2)	Arko Corp., 5.125%, 11/15/2029	550,193	0.0
400,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	347,554	0.0
170,000	(1),(2)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	140,706	0.0
290,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	238,799	0.0
1,025,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	821,840	0.1
150,000	(2),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	92,446	0.0
925,000	(1),(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	721,690	0.1
650,000	(2)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	628,625	0.0
325,000	(2)	Carnival Corp., 6.000%, 05/01/2029	229,460	0.0
1,000,000	(1),(2)	Carnival Corp., 7.625%, 03/01/2026	776,875	0.1
325,000	(2)	Carnival Corp., 9.875%, 08/01/2027	317,496	0.0
650,000	(2)	CCM Merger, Inc., 6.375%, 05/01/2026	592,672	0.0
600,000	(1),(2)	Century Communities, Inc., 3.875%, 08/15/2029	470,346	0.0
600,000	(2)	Cinemark USA, Inc., 8.750%, 05/01/2025	606,901	0.0
2,475,000	(2)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	2,148,327	0.1
575,000	(2)	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/2031	407,839	0.0
200,000	(1)	Delta Air Lines, Inc., 7.375%, 01/15/2026	200,219	0.0
404,782	(2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	382,678	0.0
2,500,000	(2)	Falabella SA, 3.375%, 01/15/2032	2,042,287	0.1
600,000	(1)	Falabella SA, 3.750%, 10/30/2027	553,920	0.0
975,000	(2)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	751,120	0.1
525,000	(2)	Foot Locker, Inc., 4.000%, 10/01/2029	398,149	0.0
800,000		Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	682,720	0.1
300,000		Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	233,472	0.0
550,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	485,862	0.0
675,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	618,847	0.0
600,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	539,162	0.0
800,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	797,504	0.1
700,000	(2)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	513,835	0.0
700,000	(1),(2)	Gap, Inc./The, 3.875%, 10/01/2031	489,671	0.0
300,000	(2)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	237,750	0.0
495,000	(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	490,617	0.0
625,000	(1)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	503,334	0.0
2,920,000	(1)	Home Depot, Inc./The, 3.625%, 04/15/2052	2,511,965	0.1
3,000,000	(2)	InRetail Consumer, 3.250%, 03/22/2028	2,495,010	0.1
725,000	(2)	Installed Building Products, Inc., 5.750%, 02/01/2028	645,122	0.0
725,000	(2)	Interface, Inc., 5.500%, 12/01/2028	615,156	0.0
1,100,000	(2)	International Game Technology PLC, 5.250%, 01/15/2029	998,343	0.1
615,000	(2)	LBM Acquisition LLC, 6.250%, 01/15/2029	396,884	0.0
850,000	(2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	649,387	0.0
600,000	(2)	LGI Homes, Inc, 4.000%, 07/15/2029	448,758	0.0
725,000	(1),(2)	Lindblad Expeditions LLC, 6.750%, 02/15/2027	622,742	0.0
850,000	(2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	665,478	0.0
2,183,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	1,868,445	0.1
200,000		M/I Homes, Inc., 3.950%, 02/15/2030	151,096	0.0
550,000	(1)	M/I Homes, Inc., 4.950%, 02/01/2028	468,278	0.0
305,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	217,767	0.0
135,000	(1),(2)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	113,508	0.0
475,000	(2)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	397,656	0.0
2,268,000	(2)	Magallanes, Inc., 5.141%, 03/15/2052	1,906,613	0.1
400,000		Mattel, Inc., 5.450%, 11/01/2041	351,879	0.0
800,000	(1),(2)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	484,028	0.0
975,000	(2)	Meritor, Inc., 4.500%, 12/15/2028	940,125	0.1
70,000		MGM Resorts International, 5.500%, 04/15/2027	62,916	0.0
625,000	(2)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	510,397	0.0
150,000	(1),(2)	Murphy Oil USA, Inc., 3.750%, 02/15/2031	127,739	0.0
450,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	405,857	0.0
165,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	161,969	0.0
620,000	(2)	NCL Corp. Ltd., 7.750%, 02/15/2029	474,548	0.0
500,000	(2)	NCL Finance Ltd., 6.125%, 03/15/2028	364,442	0.0
500,000	(1),(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	380,090	0.0
450,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	395,424	0.0
1,250,000	(2)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	1,128,444	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

568,000	(2)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	554,669	0.0
975,000	(2)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	740,818	0.1
1,550,000	(2)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,130,430	0.1
145,000	(2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	143,746	0.0
850,000	(1),(2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	723,834	0.1
500,000	(1),(2)	Scientific Games International, Inc., 7.000%, 05/15/2028	469,933	0.0
325,000	(2)	Scientific Games International, Inc., 8.625%, 07/01/2025	333,639	0.0
625,000	(2)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	490,794	0.0
875,000	(2)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	736,403	0.1
800,000	(1),(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	620,924	0.0
1,025,000	(2)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	834,913	0.1
375,000	(2)	SRS Distribution, Inc., 6.000%, 12/01/2029	294,971	0.0
625,000	(1),(2)	SRS Distribution, Inc., 6.125%, 07/01/2029	494,003	0.0
1,275,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	844,962	0.1
975,000	(1),(2)	Station Casinos LLC, 4.500%, 02/15/2028	824,899	0.1
700,000	(2)	STL Holding Co. LLC, 7.500%, 02/15/2026	612,500	0.0
675,000	(2)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	561,513	0.0
675,000	(2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	507,782	0.0
650,000	(1)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	604,962	0.0
250,000	(1),(2)	United Airlines, Inc., 4.375%, 04/15/2026	221,180	0.0
650,000	(2)	United Airlines, Inc., 4.625%, 04/15/2029	553,602	0.0
115,000	(2)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	107,250	0.0
1,025,000	(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	773,752	0.1
1,075,000	(1),(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	804,576	0.1
255,000	(2)	Viking Cruises Ltd., 13.000%, 05/15/2025	261,673	0.0
595,000	(2)	Wheel Pros, Inc., 6.500%, 05/15/2029	421,287	0.0
600,000	(2)	White Cap Buyer LLC, 6.875%, 10/15/2028	480,828	0.0
300,000	(2),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	250,214	0.0
550,000	(2)	William Carter Co/The, 5.625%, 03/15/2027	516,013	0.0
275,000	(2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	234,834	0.0
750,000	(2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	602,753	0.0
400,000	(1),(2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	343,134	0.0
			63,062,845	2.9

		Consumer, Non-cyclical: 1.7%
750,000	(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	701,872	0.0
700,000	(1),(2)	ACCO Brands Corp., 4.250%, 03/15/2029	574,735	0.0
875,000	(2)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	774,553	0.1
805,000	(1),(2)	ADT Security Corp./The, 4.125%, 08/01/2029	655,576	0.0
440,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	357,412	0.0
275,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	236,664	0.0
675,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	632,063	0.0
300,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	218,739	0.0
400,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	367,828	0.0
1,000,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	849,055	0.1
825,000	(2)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	707,887	0.0
600,000	(2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	551,079	0.0
450,000	(2)	APi Escrow Corp., 4.750%, 10/15/2029	364,000	0.0
300,000	(2)	APi Group DE, Inc., 4.125%, 07/15/2029	238,684	0.0
1,100,000	(2)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	774,015	0.1
225,000	(2)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	176,539	0.0
825,000	(2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	428,616	0.0
450,000	(1),(2)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	258,145	0.0
675,000	(1),(2)	BellRing Brands, Inc., 7.000%, 03/15/2030	637,109	0.0
350,000	(2)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	329,903	0.0
225,000		Centene Corp., 2.625%, 08/01/2031	179,473	0.0
975,000		Centene Corp., 4.625%, 12/15/2029	912,049	0.1
800,000	(2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	669,398	0.0
225,000	(2)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	190,434	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

750,000	(2)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	690,067	0.0
325,000	(2)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	238,834	0.0
200,000	(2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	152,344	0.0
500,000	(2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	424,547	0.0
1,075,000	(1),(2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	696,503	0.0
835,000	(2)	CoreLogic, Inc., 4.500%, 05/01/2028	644,294	0.0
765,000	(2)	CPI Acquisition, Inc., 8.625%, 03/15/2026	723,885	0.1
60,000	(2)	Darling Ingredients, Inc., 6.000%, 06/15/2030	59,900	0.0
275,000	(2)	DaVita, Inc., 3.750%, 02/15/2031	197,882	0.0
525,000	(2)	DaVita, Inc., 4.625%, 06/01/2030	411,087	0.0
1,325,000	(2)	DP World Crescent Ltd., 3.750%, 01/30/2030	1,220,069	0.1
1,050,000		DP World Crescent Ltd., 3.875%, 07/18/2029	974,799	0.1
575,000	(2)	Graham Holdings Co., 5.750%, 06/01/2026	570,662	0.0
1,225,000	(2)	Hutama Karya Persero PT, 3.750%, 05/11/2030	1,117,772	0.1
400,000	(2)	Jazz Securities DAC, 4.375%, 01/15/2029	356,581	0.0
599,000	(2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	600,239	0.0
545,000	(2)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	467,673	0.0
275,000	(1),(2)	LifePoint Health, Inc., 5.375%, 01/15/2029	202,503	0.0
555,000	(2)	Medline Borrower L.P., 3.875%, 04/01/2029	474,592	0.0
600,000	(1),(2)	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029	494,652	0.0
555,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	461,041	0.0
1,500,000	(1),(2)	Natura Cosmeticos SA, 4.125%, 05/03/2028	1,237,200	0.1
850,000	(2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	714,366	0.1
400,000		New Albertsons L.P., 7.450%, 08/01/2029	396,246	0.0
425,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	382,890	0.0
550,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	506,000	0.0
600,000	(2)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	519,882	0.0
630,000	(2)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	500,157	0.0
425,000	(2)	Post Holdings, Inc., 4.625%, 04/15/2030	359,321	0.0
1,000,000	(1),(2)	Post Holdings, Inc., 5.625%, 01/15/2028	951,355	0.1
875,000	(2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	716,069	0.1
895,000	(1),(2)	Select Medical Corp., 6.250%, 08/15/2026	837,255	0.1
925,000	(2)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	783,517	0.1
355,000	(2)	Spectrum Brands, Inc., 3.875%, 03/15/2031	286,627	0.0
375,000	(2)	Spectrum Brands, Inc., 5.500%, 07/15/2030	338,127	0.0
350,000	(2)	Tenet Healthcare Corp., 4.250%, 06/01/2029	295,813	0.0
1,150,000	(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	987,701	0.1
740,000	(2)	Tenet Healthcare Corp., 6.125%, 06/15/2030	684,914	0.0
900,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	926,924	0.1
875,000	(1)	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	723,039	0.1
820,000	(1),(2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	583,561	0.0
675,000	(1),(2)	United Natural Foods, Inc., 6.750%, 10/15/2028	631,760	0.0
200,000		United Rentals North America, Inc., 3.750%, 01/15/2032	164,628	0.0
425,000		United Rentals North America, Inc., 4.875%, 01/15/2028	402,766	0.0
125,000		United Rentals North America, Inc., 5.250%, 01/15/2030	116,159	0.0
			37,012,031	1.7

		Energy: 3.4%
950,000	(2)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	924,706	0.1
350,000	(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	314,107	0.0
525,000	(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	489,132	0.0
360,000	(1),(2)	Antero Resources Corp., 5.375%, 03/01/2030	328,824	0.0
175,000	(2)	Antero Resources Corp., 7.625%, 02/01/2029	178,318	0.0
450,000		Apache Corp., 5.100%, 09/01/2040	381,276	0.0
415,000		Apache Corp., 5.250%, 02/01/2042	347,937	0.0
850,000	(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	753,831	0.0
250,000	(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	228,283	0.0
850,000	(2)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	749,203	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

800,000	(2)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	698,149	0.0
675,000	(2)	Baytex Energy Corp., 8.750%, 04/01/2027	677,842	0.0
975,000	(2)	Canacol Energy Ltd., 5.750%, 11/24/2028	791,437	0.1
825,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	806,918	0.1
900,000	(2)	Chesapeake Energy Corp., 6.750%, 04/15/2029	873,000	0.1
325,000	(2)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	273,413	0.0
825,000	(2)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	724,032	0.0
875,000	(2)	Comstock Resources, Inc., 5.875%, 01/15/2030	754,893	0.0
1,025,000	(2)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	934,651	0.1
1,050,000	(1),(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	918,062	0.1
425,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	383,314	0.0
250,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	243,552	0.0
100,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	81,000	0.0
650,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	621,228	0.0
600,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	560,292	0.0
525,000	(2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	473,458	0.0
162,000		Devon Energy Corp., 4.500%, 01/15/2030	153,195	0.0
275,000	(2)	DT Midstream, Inc., 4.125%, 06/15/2029	233,859	0.0
575,000	(2)	DT Midstream, Inc., 4.375%, 06/15/2031	483,299	0.0
625,000	(2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	592,284	0.0
1,800,000		Ecopetrol SA, 5.375%, 06/26/2026	1,669,680	0.1
2,500,000		Ecopetrol SA, 6.875%, 04/29/2030	2,217,462	0.1
1,450,000	(2)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	1,241,615	0.1
500,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	462,693	0.0
1,200,000		Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,140,000	0.1
340,000	(2)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	323,000	0.0
825,000	(2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	780,785	0.1
5,725,000	(4)	Energy Transfer L.P., 7.125%, 12/31/2199	4,927,230	0.2
1,225,000	(1)	EnLink Midstream LLC, 5.375%, 06/01/2029	1,074,065	0.1
700,000	(1),(2)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	677,260	0.0
285,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	246,598	0.0
131,000	(2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	125,834	0.0
1,100,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	330,000	0.0
750,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	279,375	0.0
2,700,000	(2)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	810,000	0.1
2,300,000	(2),(4)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	402,500	0.0
500,000	(2)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	419,675	0.0
425,000	(1),(2)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	382,245	0.0
175,000	(2)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	157,358	0.0
400,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	351,956	0.0
535,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	466,787	0.0
475,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	410,281	0.0
725,000	(2)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	625,721	0.0
1,625,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,463,735	0.1
2,050,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,812,765	0.1
300,000	(2)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	265,283	0.0
925,000	(2)	Kinetik Holdings L.P., 5.875%, 06/15/2030	882,801	0.1
2,250,000	(2)	Lukoil Capital DAC, 3.600%, 10/26/2031	1,234,687	0.1
1,150,000	(1),(2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,030,573	0.1
550,000	(1)	Murphy Oil Corp., 5.875%, 12/01/2027	514,300	0.0
725,000		Murphy Oil Corp., 6.375%, 07/15/2028	677,469	0.0
750,000	(2)	Nabors Industries Ltd., 7.500%, 01/15/2028	645,964	0.0
255,000		Nabors Industries, Inc., 5.100%, 09/15/2023	255,992	0.0
300,000	(2)	Nabors Industries, Inc., 7.375%, 05/15/2027	285,377	0.0
625,000	(2)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	579,056	0.0
400,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	329,492	0.0
1,005,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	991,563	0.1
1,300,000	(1)	Occidental Petroleum Corp., 6.625%, 09/01/2030	1,341,366	0.1
575,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	633,699	0.0
1,000,000	(2)	Oleoducto Central SA, 4.000%, 07/14/2027	835,901	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

2,100,000	(2)	Pertamina Persero PT, 2.300%, 02/09/2031	1,710,643	0.1
1,375,000	(2)	Pertamina Persero PT, 3.100%, 01/21/2030	1,212,544	0.1
750,000	(2)	Pertamina Persero PT, 3.100%, 08/27/2030	656,815	0.0
2,121,000	(1)	Petrobras Global Finance BV, 5.600%, 01/03/2031	1,974,184	0.1
1,000,000		Petroleos del Peru SA, 4.750%, 06/19/2032	774,625	0.0
9,950,000		Petroleos Mexicanos, 5.950%, 01/28/2031	7,307,778	0.3
33,000		Petroleos Mexicanos, 6.700%, 02/16/2032	25,232	0.0
2,000,000	(2)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	1,852,185	0.1
975,000	(2)	Qatar Energy, 3.125%, 07/12/2041	767,042	0.0
1,625,000	(2)	Reliance Industries Ltd., 2.875%, 01/12/2032	1,349,723	0.1
1,700,000	(2)	Reliance Industries Ltd., 3.625%, 01/12/2052	1,236,297	0.1
750,000	(2)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	546,464	0.0
642,000	(2)	Strathcona Resources Ltd., 6.875%, 08/01/2026	585,116	0.0
625,000	(2)	SunCoke Energy, Inc., 4.875%, 06/30/2029	500,271	0.0
250,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	206,555	0.0
650,000	(2)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	525,969	0.0
350,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	298,053	0.0
450,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	436,284	0.0
950,000	(2)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	726,095	0.0
656,250	(2)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	578,356	0.0
475,000	(2)	Transocean, Inc., 7.500%, 01/15/2026	340,276	0.0
1,025,000	(1),(2)	Weatherford International Ltd., 8.625%, 04/30/2030	852,530	0.1
975,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	812,243	0.1
			74,550,918	3.4

		Financial: 2.5%
500,000		Ally Financial, Inc., 5.750%, 11/20/2025	493,394	0.0
3,625,000		American Express Co., 3.375%, 05/03/2024	3,602,258	0.2
745,000	(2)	AmWINS Group, Inc., 4.875%, 06/30/2029	611,036	0.0
625,000	(2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	533,628	0.0
900,000	(2)	AssuredPartners, Inc., 5.625%, 01/15/2029	721,720	0.1
1,550,000	(2)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	1,425,635	0.1
1,250,000		Banco Nacional de Panama, 2.500%, 08/11/2030	995,125	0.1
3,325,000	(1),(2),(4)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	3,061,194	0.2
3,300,000		Bank Hapoalim, 3.255%, 01/21/2032	2,821,500	0.1
7,636,000	(4)	Bank of America Corp., 1.530%, 12/06/2025	7,113,329	0.3
7,132,000	(1),(4)	Bank of America Corp., 6.125%, 12/31/2199	6,895,753	0.3
875,000	(2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	686,026	0.0
625,000	(2)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	550,257	0.0
5,076,000	(4)	Capital One Financial Corp., 4.166%, 05/09/2025	5,004,992	0.2
2,190,000	(1),(2)	Corebridge Financial, Inc., 4.400%, 04/05/2052	1,830,807	0.1
2,250,000	(2)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	506,250	0.0
875,000	(2)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	814,236	0.1
1,000,000	(2)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	756,885	0.1
255,000	(1),(2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	189,332	0.0
375,000	(1),(2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	293,003	0.0
527,000	(2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	444,309	0.0
1,050,000	(2),(4)	Kookmin Bank, 4.350%, 12/31/2199	1,007,822	0.1
825,000	(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	636,222	0.0
400,000	(2)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	312,750	0.0
515,000	(2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	444,375	0.0
675,000	(1)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	618,779	0.0
1,949,000	(2),(4)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.875%, 05/23/2042	1,965,742	0.1
2,591,000		Nasdaq, Inc., 3.950%, 03/07/2052	2,111,703	0.1
850,000	(1),(2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	636,450	0.0
875,000	(1)	Navient Corp., 4.875%, 03/15/2028	685,178	0.0
475,000	(1)	Navient Corp., 5.000%, 03/15/2027	391,388	0.0
165,000		Navient Corp., 7.250%, 09/25/2023	163,535	0.0
1,100,000	(2),(4)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,038,455	0.1
425,000	(1)	OneMain Finance Corp., 4.000%, 09/15/2030	315,609	0.0
1,050,000	(1)	OneMain Finance Corp., 5.375%, 11/15/2029	852,847	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

700,000	(2)	PRA Group, Inc., 5.000%, 10/01/2029	581,014	0.0
255,000	(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 04/15/2030	189,377	0.0
800,000	(1),(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	608,000	0.0
700,000	(2)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	576,245	0.0
500,000	(2),(4)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	445,000	0.0
733,000	(4)	Truist Financial Corp., 5.100%, 12/31/2199	667,030	0.0
1,000,000	(1),(2)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	803,340	0.1
325,000	(2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	225,267	0.0
500,000	(2)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	367,720	0.0
700,000	(1),(2)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	561,848	0.0
725,000	(2)	XHR L.P., 4.875%, 06/01/2029	623,045	0.0
			56,179,410	2.5

		Industrial: 1.3%
1,025,000	(2),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	761,964	0.1
775,000	(2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	657,370	0.0
200,000	(2)	Builders FirstSource, Inc., 4.250%, 02/01/2032	152,617	0.0
475,000	(2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	403,144	0.0
950,000	(2)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	867,796	0.1
1,025,000	(2)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	873,126	0.1
575,000	(1),(2),(4)	Cemex SAB de CV, 5.125%, 12/31/2199	489,702	0.0
1,275,000	(1),(2)	Cemex SAB de CV, 5.200%, 09/17/2030	1,094,058	0.1
500,000	(2)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	327,833	0.0
2,217,000		FedEx Corp., 4.100%, 02/01/2045	1,861,305	0.1
775,000	(2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	641,909	0.0
875,000	(1),(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	723,249	0.1
425,000	(2)	GFL Environmental, Inc., 4.375%, 08/15/2029	342,718	0.0
325,000	(2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	254,257	0.0
350,000	(2)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	269,200	0.0
625,000	(2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	507,007	0.0
775,000	(1),(2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	623,003	0.0
600,000	(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	564,795	0.0
775,000	(2)	II-VI, Inc., 5.000%, 12/15/2029	678,036	0.0
775,000	(2)	Imola Merger Corp., 4.750%, 05/15/2029	650,992	0.0
2,775,000	(1),(2)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	2,405,385	0.1
325,000	(2),(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	289,348	0.0
725,000	(2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	601,968	0.0
1,550,000	(2)	Klabin Austria GmbH, 5.750%, 04/03/2029	1,467,392	0.1
600,000	(2)	Koppers, Inc., 6.000%, 02/15/2025	558,126	0.0
3,425,000	(2)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	3,220,611	0.2
800,000	(2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	685,048	0.1
1,005,000	(1),(2)	PGT Innovations, Inc., 4.375%, 10/01/2029	793,804	0.1
575,000	(1),(2)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	489,996	0.0
600,000	(2)	Rolls-Royce PLC, 5.750%, 10/15/2027	542,343	0.0
585,000	(1),(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	469,890	0.0
220,000	(2)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	162,702	0.0
425,000	(2)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	335,999	0.0
675,000	(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	650,913	0.0
1,475,000	(2)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	1,140,994	0.1
475,000	(2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	415,278	0.0
490,000	(2)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	473,411	0.0
425,000		TransDigm, Inc., 4.625%, 01/15/2029	343,122	0.0
500,000		TransDigm, Inc., 5.500%, 11/15/2027	425,845	0.0
575,000	(1)	TransDigm, Inc., 6.375%, 06/15/2026	538,775	0.0
700,000	(1),(2)	Vertiv Group Corp., 4.125%, 11/15/2028	569,422	0.0
575,000	(2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	454,937	0.0
			29,779,390	1.3

		Technology: 0.4%
575,000	(2)	Castle US Holding Corp., 9.500%, 02/15/2028	491,788	0.0
900,000	(2)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	734,157	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

625,000	(2)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	516,644	0.0
345,000	(2)	ENTEGRIS ESCROW CORP SR UNSECURED 144A 06/30 5.95, 6.950%, 06/15/2030	328,971	0.0
1,175,000	(1),(2)	NCR Corp., 5.125%, 04/15/2029	996,247	0.1
175,000	(1),(2)	Open Text Corp., 3.875%, 02/15/2028	155,902	0.0
300,000	(2)	Open Text Corp., 3.875%, 12/01/2029	252,900	0.0
650,000	(2)	Open Text Holdings, Inc., 4.125%, 02/15/2030	563,267	0.0
3,016,000		Oracle Corp., 3.950%, 03/25/2051	2,219,849	0.1
600,000	(1),(2)	Playtika Holding Corp., 4.250%, 03/15/2029	496,218	0.0
825,000	(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	540,276	0.0
810,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	609,444	0.0
825,000	(2)	Virtusa Corp., 7.125%, 12/15/2028	664,393	0.1
			8,570,056	0.4

		Utilities: 2.0%
1,325,000	(2)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,135,555	0.1
1,620,619	(2)	Alfa Desarrollo SpA, 4.550%, 09/27/2051	1,167,575	0.1
85,000	(2)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	67,496	0.0
600,000	(2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	540,808	0.0
1,850,000	(1),(2)	Colbun SA, 3.150%, 03/06/2030	1,547,226	0.1
1,250,000	(2)	Comision Federal de Electricidad, 4.688%, 05/15/2029	1,122,032	0.1
5,670,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,066,930	0.2
600,000	(2)	Drax Finco PLC, 6.625%, 11/01/2025	586,356	0.0
2,739,000	(1),(4)	Duke Energy Corp., 4.875%, 12/31/2199	2,499,337	0.1
895,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	817,847	0.0
1,266,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	981,757	0.1
3,175,000		Inkia Energy Ltd., 5.875%, 11/09/2027	2,911,475	0.1
2,500,000	(2)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	2,241,398	0.1
500,000	(2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	481,871	0.0
4,907,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	4,560,183	0.2
2,875,000	(4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	2,529,341	0.1
2,325,000	(2)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	2,101,695	0.1
2,950,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	2,983,851	0.1
300,000	(2)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	242,456	0.0
3,938,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	3,511,276	0.2
3,625,000	(4)	Southern Co/The, 4.000%, 01/15/2051	3,258,803	0.2
2,538,000		Southern Co/The, 4.475%, 08/01/2024	2,549,652	0.1
300,000	(2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	283,845	0.0
625,000	(2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	588,944	0.0
			43,777,709	2.0

	Total Corporate Bonds/Notes
	(Cost $453,885,126)		383,905,515	17.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 23.5%
230,373	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.223%, 05/25/2036	211,866	0.0
1,359,748	(2),(4)	Agate Bay Mortgage Trust 2015-2 B3, 3.632%, 03/25/2045	1,314,379	0.1
537,171	(2),(4)	Agate Bay Mortgage Trust 2015-4 B3, 3.528%, 06/25/2045	513,629	0.0
1,690,514	(2),(4)	Agate Bay Mortgage Trust 2016-1 B3, 3.659%, 12/25/2045	1,528,788	0.1
1,000,000	(2),(4)	Agate Bay Mortgage Trust 2016-1 B4, 3.659%, 12/25/2045	956,682	0.0
1,137,085	(2),(4)	Agate Bay Mortgage Trust 2016-2 B4, 3.767%, 03/25/2046	974,941	0.1
459,289		Alternative Loan Trust 2004-J7 MI, 2.644%, (US0001M + 1.020%), 10/25/2034	460,996	0.0
354,122		Alternative Loan Trust 2005-10CB 1A2, 2.074%, (US0001M + 0.450%), 05/25/2035	271,662	0.0
349,161		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	301,601	0.0
38,656		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	34,686	0.0
197,164		Alternative Loan Trust 2005-J2 1A12, 2.024%, (US0001M + 0.400%), 04/25/2035	161,410	0.0
30,921		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	17,068	0.0
499,482		Alternative Loan Trust 2006-18CB A10, 2.024%, (US0001M + 0.400%), 07/25/2036	237,409	0.0
118,401		Alternative Loan Trust 2006-19CB A12, 2.024%, (US0001M + 0.400%), 08/25/2036	61,245	0.0
501,403		Alternative Loan Trust 2006-19CB A28, 2.224%, (US0001M + 0.600%), 08/25/2036	265,561	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

874,109		Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	578,877	0.0
280,844		Alternative Loan Trust 2006-HY11 A1, 1.864%, (US0001M + 0.120%), 06/25/2036	264,377	0.0
882,938		Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	615,674	0.0
124,091		Alternative Loan Trust 2007-2CB 2A1, 2.224%, (US0001M + 0.600%), 03/25/2037	59,292	0.0
199,124		Alternative Loan Trust 2007-HY8C A1, 1.944%, (US0001M + 0.320%), 09/25/2047	182,350	0.0
612,061		Alternative Loan Trust 2007-OA4 A1, 1.964%, (US0001M + 0.170%), 05/25/2047	537,540	0.0
610,745	(2),(4)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	589,536	0.0
312,808		Banc of America Funding 2007-2 1A16 Trust, 2.224%, (US0001M + 0.600%), 03/25/2037	251,760	0.0
1,645,350		Banc of America Funding 2007-C 7A1 Trust, 2.032%, (US0001M + 0.210%), 05/20/2047	1,530,791	0.1
175,692	(4)	Bear Stearns ALT-A Trust 2005-3 4A3, 2.529%, 04/25/2035	174,327	0.0
402,057	(4)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.128%, 11/25/2036	263,521	0.0
580,574	(4)	Bear Stearns ALT-A Trust 2006-6 32A1, 2.954%, 11/25/2036	327,916	0.0
116,268	(4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.490%, 01/26/2036	96,351	0.0
1,300,000	(2)	Bellemeade Re 2019-1A M2 Ltd., 4.324%, (US0001M + 2.700%), 03/25/2029	1,280,137	0.1
371,008	(2)	Bellemeade Re 2019-4 M1B Ltd., 3.624%, (US0001M + 2.000%), 10/25/2029	370,579	0.0
2,100,000	(2)	Bellemeade Re 2021-3 A M1C Ltd., 2.476%, (SOFR30A + 1.550%), 09/25/2031	1,896,646	0.1
147,883	(2),(4)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	140,506	0.0
945,172	(2),(4)	Chase Mortgage Finance Corp. 2019-1 B2, 3.913%, 03/25/2050	862,706	0.0
1,229,499	(2),(4)	Chase Mortgage Finance Corp. 2019-1 B3, 3.913%, 03/25/2050	1,032,310	0.1
324,161	(4)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.109%, 09/25/2036	290,226	0.0
46,178	(4)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.711%, 11/25/2034	44,524	0.0
307,316		CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 1.987%, (US0012M + 1.750%), 02/20/2036	282,721	0.0
2,200,297	(2),(4)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	2,081,416	0.1
187,806	(2),(4)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	185,693	0.0
198,606	(2),(4)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	195,069	0.0
192,822	(2),(4)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	185,420	0.0
289,233	(2),(4)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	276,950	0.0
1,657,926	(2),(4)	CIM Trust 2019-J1 B3, 3.948%, 08/25/2049	1,551,099	0.1
3,056,568	(2),(4)	CIM Trust 2019-J2 B2, 3.770%, 10/25/2049	2,812,346	0.1
1,919,284	(2),(4)	CIM Trust 2019-J2 B3, 3.770%, 10/25/2049	1,759,018	0.1
1,249,110	(2),(4)	CIM Trust 2020-J2 B3, 2.762%, 01/25/2051	993,112	0.1
1,865,842	(2),(4)	CIM Trust 2021-J3 B3, 2.619%, 06/25/2051	1,470,696	0.1
397,593		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	368,713	0.0
79,716	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.845%, 03/25/2036	64,934	0.0
34,408	(4)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 2.912%, 11/25/2036	30,206	0.0
209,196	(2),(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	203,874	0.0
95,721	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 2.651%, 08/25/2035	94,455	0.0
315,221		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	310,646	0.0
650,658	(2)	Connecticut Avenue Securities Trust 2019-R07 1M2, 3.724%, (US0001M + 2.100%), 10/25/2039	646,101	0.0
700,000	(2)	Connecticut Avenue Securities Trust 2020-R02 2B1, 4.624%, (US0001M + 3.000%), 01/25/2040	607,507	0.0
2,041,575	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 3.624%, (US0001M + 2.000%), 01/25/2040	2,012,286	0.1
2,500,000	(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 4.076%, (SOFR30A + 3.150%), 12/25/2041	2,144,666	0.1
750,000	(2)	Connecticut Avenue Securities Trust 2022-R04 1B1, 6.176%, (SOFR30A + 5.250%), 03/25/2042	699,568	0.0
20,015		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.124%, (US0001M + 0.500%), 11/25/2035	10,413	0.0
325,741	(2),(4)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	303,738	0.0
2,006,111	(2)	CSMC 2019-AFC1 A3 Trust, 2.877%, 07/25/2049	1,925,058	0.1
2,969,575	(2),(4)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	2,472,608	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

304,809		CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	187,468	0.0
468,786	(2),(4)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	437,696	0.0
6,491,509	(2),(4)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	6,295,380	0.3
2,378,888	(2),(4)	Deephaven Residential Mortgage Trust 2022-2 A3, 4.300%, 03/25/2067	2,288,502	0.1
415,500		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 1.924%, (US0001M + 0.300%), 04/25/2037	292,076	0.0
88,564	(2),(4)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.478%, 06/27/2037	85,756	0.0
979,008	(2),(4)	Ellington Financial Mortgage Trust 2022-2 A1, 4.299%, 04/25/2067	957,537	0.0
1,700,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 5.274%, (US0001M + 3.650%), 02/25/2040	1,631,717	0.1
441,004	(5)	Fannie Mae 2007-18 BS, 4.976%, (-1.000*US0001M + 6.600%), 06/25/2035	59,828	0.0
1,491,669	(5)	Fannie Mae 2008-94 SI, 3.876%, (-1.000*US0001M + 5.500%), 04/25/2036	183,795	0.0
178,440		Fannie Mae 2010-15 FD, 2.364%, (US0001M + 0.740%), 03/25/2040	180,545	0.0
459,207		Fannie Mae 2011-47 GF, 2.194%, (US0001M + 0.570%), 06/25/2041	461,236	0.0
49,706		Fannie Mae 2012-10 UF, 2.174%, (US0001M + 0.550%), 02/25/2042	49,916	0.0
180,910	(5)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	43,451	0.0
481,010	(5)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	22,460	0.0
3,039,551	(5)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	147,208	0.0
36,308	(5)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	74	0.0
20,948,694	(5)	Fannie Mae 2018-86 US, 4.576%, (-1.000*US0001M + 6.200%), 12/25/2048	2,351,019	0.1
32		Fannie Mae Connecticut Avenue Securities, 7.324%, (US0001M + 5.700%), 04/25/2028	34	0.0
45,471		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 6.524%, (US0001M + 4.900%), 11/25/2024	46,795	0.0
613,431		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 5.624%, (US0001M + 4.000%), 05/25/2025	617,151	0.0
1,213,613		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.174%, (US0001M + 5.550%), 04/25/2028	1,254,383	0.1
1,218,546		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.924%, (US0001M + 4.300%), 02/25/2025	1,232,280	0.1
1,328,035		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.174%, (US0001M + 3.550%), 07/25/2029	1,357,442	0.1
5,482,887		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.624%, (US0001M + 3.000%), 10/25/2029	5,536,196	0.3
1,024,565		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.474%, (US0001M + 2.850%), 11/25/2029	1,028,173	0.1
3,609,662		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.124%, (US0001M + 2.500%), 05/25/2030	3,604,309	0.2
3,276,554		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.424%, (US0001M + 2.800%), 02/25/2030	3,288,036	0.2
1,020,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1B1, 5.874%, (US0001M + 4.250%), 01/25/2031	1,007,317	0.1
4,607,907		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.624%, (US0001M + 2.000%), 03/25/2031	4,561,036	0.2
2,902,495		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.724%, (US0001M + 2.100%), 03/25/2031	2,846,976	0.1
4,686,632		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 3.874%, (US0001M + 2.250%), 07/25/2030	4,690,730	0.2
591,982	(2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.924%, (US0001M + 2.300%), 08/25/2031	592,125	0.0
291,545	(2)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 3.774%, (US0001M + 2.150%), 09/25/2031	291,089	0.0
796,631	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 4.074%, (US0001M + 2.450%), 07/25/2031	792,030	0.0
927,511	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 5.724%, (US0001M + 4.100%), 07/25/2039	908,360	0.0
1,523,274	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 3.674%, (US0001M + 2.050%), 01/25/2040	1,492,073	0.1
3,898,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 5.274%, (US0001M + 3.650%), 02/25/2040	3,730,734	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

498,170	(5)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	82,971	0.0
93,590	(5)	Fannie Mae REMIC Trust 2000-26 SP, 6.876%, (-1.000*US0001M + 8.500%), 08/25/2030	8,645	0.0
118,017	(5)	Fannie Mae REMIC Trust 2002-13 SR, 4.976%, (-1.000*US0001M + 6.600%), 03/25/2032	9,758	0.0
71,811	(5)	Fannie Mae REMIC Trust 2004-64 SW, 5.426%, (-1.000*US0001M + 7.050%), 08/25/2034	9,167	0.0
49,925	(5)	Fannie Mae REMIC Trust 2004-66 SE, 4.876%, (-1.000*US0001M + 6.500%), 09/25/2034	5,478	0.0
253,827	(5)	Fannie Mae REMIC Trust 2009-25 SN, 4.926%, (-1.000*US0001M + 6.550%), 04/25/2039	38,220	0.0
9,812,752	(5)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	30,496	0.0
277,189	(5)	Fannie Mae REMIC Trust 2013-116 SC, 4.576%, (-1.000*US0001M + 6.200%), 04/25/2033	11,545	0.0
1,261,204	(5)	Fannie Mae REMICS 2004-53 UC, 5.926%, (-1.000*US0001M + 7.550%), 07/25/2034	201,196	0.0
919,688	(5)	Fannie Mae REMICS 2005-59 NS, 5.126%, (-1.000*US0001M + 6.750%), 05/25/2035	59,176	0.0
102,507		Fannie Mae REMICS 2006-46 SP, 18.247%, (-3.667*US0001M + 24.200%), 06/25/2036	185,938	0.0
3,724,077	(5)	Fannie Mae REMICS 2007-22 SD, 4.776%, (-1.000*US0001M + 6.400%), 03/25/2037	554,966	0.0
3,594,631	(5)	Fannie Mae REMICS 2007-30 IE, 5.116%, (-1.000*US0001M + 6.740%), 04/25/2037	594,048	0.0
2,159,040	(5)	Fannie Mae REMICS 2007-55 S, 5.136%, (-1.000*US0001M + 6.760%), 06/25/2037	292,426	0.0
890,841	(5)	Fannie Mae REMICS 2011-123 SD, 4.976%, (-1.000*US0001M + 6.600%), 08/25/2039	16,376	0.0
11,221,653	(5)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	555,029	0.0
890,784	(5)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	39,226	0.0
9,250,032	(5)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	459,178	0.0
7,942,890	(5)	Fannie Mae REMICS 2012-133 NS, 4.526%, (-1.000*US0001M + 6.150%), 12/25/2042	1,125,902	0.1
2,024,426	(5)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	120,462	0.0
4,127,319	(5)	Fannie Mae REMICS 2012-150 PS, 4.526%, (-1.000*US0001M + 6.150%), 01/25/2043	621,853	0.0
9,261,038	(5)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	416,763	0.0
1,688,155	(5)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	342,675	0.0
8,631,467	(5)	Fannie Mae REMICS 2013-19 JS, 4.576%, (-1.000*US0001M + 6.200%), 10/25/2041	687,596	0.0
1,385,432	(5)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	207,550	0.0
3,702,061	(5)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	183,675	0.0
4,490,387	(5)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	370,604	0.0
1,300,797	(5)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	71,754	0.0
1,491,698	(5)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	116,621	0.0
3,486,414	(5)	Fannie Mae REMICS 2013-97 JS, 4.526%, (-1.000*US0001M + 6.150%), 04/25/2038	363,688	0.0
7,024,515	(5)	Fannie Mae REMICS 2016-19 SB, 4.476%, (-1.000*US0001M + 6.100%), 04/25/2046	854,656	0.0
2,248,928	(5)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	413,768	0.0
1,576,387	(5)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	280,698	0.0
15,912,609	(5)	Fannie Mae REMICS 2017-16 SG, 4.426%, (-1.000*US0001M + 6.050%), 03/25/2047	2,309,036	0.1
10,004,929	(5)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	2,314,898	0.1
16,360,000	(5)	Fannie Mae REMICS 2019-17 SA, 4.476%, (-1.000*US0001M + 6.100%), 04/25/2049	1,819,883	0.1
14,399,769	(5)	Fannie Mae REMICS 2019-8 SB, 4.476%, (-1.000*US0001M + 6.100%), 03/25/2049	1,589,569	0.1
20,744,826	(5)	Fannie Mae REMICS 2020-49 SB, 4.476%, (-1.000*US0001M + 6.100%), 07/25/2050	3,992,869	0.2
42,421,689	(5)	Fannie Mae REMICS 2020-64 IO, 3.000%, 09/25/2050	8,397,696	0.4
25,341,299	(5)	Fannie Mae REMICS 2020-65 CI, 4.000%, 09/25/2050	4,658,889	0.2
20,335,951	(5)	Fannie Mae REMICS 2021-2 PI, 2.000%, 02/25/2051	2,192,423	0.1
44,488,253	(5)	Fannie Mae REMICS 2021-65 KI, 3.500%, 10/25/2051	8,070,173	0.4
361,703		Fannie Mae Series 2006-11 FA, 1.924%, (US0001M + 0.300%), 03/25/2036	359,855	0.0
65,617		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	32,250	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

195,137	(2),(4)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	186,559	0.0
630,036	(2),(4)	Flagstar Mortgage Trust 2018-1 B3, 3.961%, 03/25/2048	578,018	0.0
4,556,091	(2),(4)	Flagstar Mortgage Trust 2018-2 B2, 4.006%, 04/25/2048	4,215,376	0.2
904,367	(2),(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	884,168	0.0
3,659,457	(2),(4)	Flagstar Mortgage Trust 2018-4 B3, 4.249%, 07/25/2048	3,355,383	0.2
922,783	(2),(4)	Flagstar Mortgage Trust 2018-5 B3, 4.479%, 09/25/2048	870,018	0.0
270,013	(2),(4)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	264,986	0.0
3,484,612	(2),(4)	Flagstar Mortgage Trust 2018-6RR B1, 4.920%, 10/25/2048	3,332,584	0.2
1,421,286	(2),(4)	Flagstar Mortgage Trust 2019-2 B1, 4.038%, 12/25/2049	1,300,558	0.1
1,989,800	(2),(4)	Flagstar Mortgage Trust 2019-2 B2, 4.038%, 12/25/2049	1,792,255	0.1
3,354,305	(2),(4)	Flagstar Mortgage Trust 2020-1NV B2A, 4.229%, 03/25/2050	2,991,027	0.1
2,875,119	(2),(4)	Flagstar Mortgage Trust 2020-1NV B3, 4.229%, 03/25/2050	2,549,027	0.1
3,751,822	(2),(4)	Flagstar Mortgage Trust 2021-2 B3, 2.787%, 04/25/2051	2,901,844	0.1
1,023,134	(5)	Freddie Mac 2009-70 PS, 5.126%, (-1.000*US0001M + 6.750%), 01/25/2037	154,864	0.0
21,166	(5)	Freddie Mac 2524 SH, 6.176%, (-1.000*US0001M + 7.500%), 11/15/2032	120	0.0
261,789	(5)	Freddie Mac 2525 SM, 6.676%, (-1.000*US0001M + 8.000%), 02/15/2032	42,718	0.0
244,124	(5)	Freddie Mac 2981 CS, 5.396%, (-1.000*US0001M + 6.720%), 05/15/2035	28,215	0.0
236,955	(5)	Freddie Mac 2989 HS, 5.826%, (-1.000*US0001M + 7.150%), 08/15/2034	58,570	0.0
123,612	(5)	Freddie Mac 3018 SM, 5.876%, (-1.000*US0001M + 7.200%), 08/15/2035	22,040	0.0
1,584,092	(5)	Freddie Mac 3222 SN, 5.276%, (-1.000*US0001M + 6.600%), 09/15/2036	184,356	0.0
245,253	(4),(5)	Freddie Mac 324 144, 6.000%, 06/15/2039	55,306	0.0
492,815	(5)	Freddie Mac 3523 SA, 4.676%, (-1.000*US0001M + 6.000%), 09/15/2036	57,293	0.0
409,166	(5)	Freddie Mac 3582 MS, 4.826%, (-1.000*US0001M + 6.150%), 10/15/2039	49,848	0.0
610,171	(5)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	118,362	0.0
2,380,803	(5)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	236,096	0.0
87,819	(5)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	16,140	0.0
5,010,164	(5)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	1,067,034	0.1
1,359	(5)	Freddie Mac REMIC Trust 2266 S, 7.226%, (-1.000*US0001M + 8.550%), 11/15/2030	21	0.0
128,152	(5)	Freddie Mac REMIC Trust 2374 S, 6.776%, (-1.000*US0001M + 8.100%), 06/15/2031	18,803	0.0
64,003	(5)	Freddie Mac REMIC Trust 2417 SY, 7.076%, (-1.000*US0001M + 8.400%), 12/15/2031	11,402	0.0
127,515	(5)	Freddie Mac REMIC Trust 2577 SA, 6.126%, (-1.000*US0001M + 7.450%), 02/15/2033	19,764	0.0
67,617	(5)	Freddie Mac REMIC Trust 2981 SU, 6.476%, (-1.000*US0001M + 7.800%), 05/15/2030	8,347	0.0
134,950		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	136,541	0.0
480,518	(5)	Freddie Mac REMIC Trust 3049 PI, 5.326%, (-1.000*US0001M + 6.650%), 10/15/2035	65,031	0.0
42,255		Freddie Mac REMIC Trust 3085 SK, 50.112%, (-12.000*US0001M + 66.000%), 12/15/2035	86,898	0.0
59,641	(6)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	50,334	0.0
156,515	(5)	Freddie Mac REMIC Trust 3624 TS, 3.476%, (-1.000*US0001M + 4.800%), 01/15/2040	10,977	0.0
153,436	(5)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	16,719	0.0
470,426	(5)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	56,645	0.0
1,311,274	(5)	Freddie Mac REMICS 2781 SB, 5.826%, (-1.000*US0001M + 7.150%), 04/15/2034	187,798	0.0
279,212		Freddie Mac REMICS 2921 PF, 1.674%, (US0001M + 0.350%), 01/15/2035	277,975	0.0
3,005,283	(5)	Freddie Mac REMICS 3128 JI, 5.306%, (-1.000*US0001M + 6.630%), 03/15/2036	439,256	0.0
1,458,721	(5)	Freddie Mac REMICS 3298 S, 4.786%, (-1.000*US0001M + 6.110%), 04/15/2037	180,326	0.0
2,673,667	(5)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	115,393	0.0
943,504	(5)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	121,251	0.0
9,289,579	(5)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	394,304	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,302,957	(5)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	74,740	0.0
700,073	(5)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	60,611	0.0
13,311,171	(5)	Freddie Mac REMICS 4146 SA, 4.826%, (-1.000*US0001M + 6.150%), 12/15/2042	1,890,639	0.1
726,411	(5)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	26,637	0.0
1,896,660	(5)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	300,409	0.0
1,178,749	(5)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	43,591	0.0
4,453,808	(5)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	235,959	0.0
540,829	(5)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	13,419	0.0
27,298,926	(5)	Freddie Mac REMICS 4273 PS, 4.776%, (-1.000*US0001M + 6.100%), 11/15/2043	3,229,034	0.2
1,842,663	(5)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	345,010	0.0
1,046,048		Freddie Mac REMICS 4385 LS, 6.856%, (-2.333*US0001M + 9.333%), 07/15/2037	854,000	0.0
2,265,039	(5)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	259,729	0.0
7,227,070	(5)	Freddie Mac REMICS 4618 SA, 4.676%, (-1.000*US0001M + 6.000%), 09/15/2046	1,081,004	0.1
1,717,907		Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	292,600	0.0
2,026,648	(5)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	345,194	0.0
23,502,424	(5)	Freddie Mac REMICS 4903 NS, 4.476%, (-1.000*US0001M + 6.100%), 08/25/2049	3,208,899	0.2
12,120,263	(5)	Freddie Mac REMICS 4909 SJ, 4.426%, (-1.000*US0001M + 6.050%), 09/25/2049	1,986,853	0.1
4,774,298	(5)	Freddie Mac REMICS 4910 SD, 4.726%, (-1.000*US0001M + 6.050%), 06/15/2049	771,076	0.0
15,760,152	(5)	Freddie Mac REMICS 4910 SH, 4.426%, (-1.000*US0001M + 6.050%), 09/25/2049	2,602,545	0.1
20,477,308	(5)	Freddie Mac REMICS 4924 SY, 4.426%, (-1.000*US0001M + 6.050%), 10/25/2049	3,528,277	0.2
15,837,520	(5)	Freddie Mac REMICS 4967 IQ, 4.000%, 02/25/2050	3,236,609	0.2
41,144,369	(5)	Freddie Mac REMICS 4974 I, 4.000%, 04/25/2050	8,315,265	0.4
36,155,331	(5)	Freddie Mac REMICS 5010 MI, 3.000%, 09/25/2050	5,724,264	0.3
29,436,916	(5)	Freddie Mac REMICS 5049 UI, 3.000%, 12/25/2050	5,637,090	0.3
14,789,276	(5)	Freddie Mac REMICS 5074 GI, 2.000%, 02/25/2051	1,649,992	0.1
24,957,120	(5)	Freddie Mac REMICS 5081 CI, 2.000%, 03/25/2051	2,859,846	0.1
11,628,891	(5)	Freddie Mac REMICS 5142 LI, 2.500%, 09/25/2051	1,938,379	0.1
387,662		Freddie Mac REMICS Trust 3740 FB, 1.824%, (US0001M + 0.500%), 10/15/2040	388,300	0.0
1,013,850	(2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 3.474%, (US0001M + 1.850%), 02/25/2050	1,004,575	0.1
1,400,612	(2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 3.524%, (US0001M + 1.900%), 01/25/2050	1,376,677	0.1
5,100,000	(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 4.326%, (SOFR30A + 3.400%), 10/25/2041	4,385,899	0.2
2,500,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 3.026%, (SOFR30A + 2.100%), 09/25/2041	2,193,012	0.1
6,100,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 4.676%, (SOFR30A + 3.750%), 12/25/2041	5,070,246	0.2
2,800,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 4.326%, (SOFR30A + 3.400%), 01/25/2042	2,372,581	0.1
2,500,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 2.776%, (SOFR30A + 1.850%), 01/25/2042	2,249,501	0.1
2,000,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 3.426%, (SOFR30A + 2.500%), 01/25/2042	1,717,736	0.1
1,800,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA3 M2, 5.276%, (SOFR30A + 4.350%), 04/25/2042	1,665,415	0.1
2,500,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 6.176%, (SOFR30A + 5.250%), 05/25/2042	2,377,718	0.1
1,200,000	(2)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 6.176%, (SOFR30A + 5.250%), 03/25/2042	1,122,744	0.1
1,218,432	(5)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	60,146	0.0
851,649	(5)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	183,852	0.0
400,172	(5)	Freddie Mac Strips Series 237 S23, 5.776%, (-1.000*US0001M + 7.100%), 05/15/2036	61,786	0.0
469,751	(5)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	86,472	0.0
278,950		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 5.624%, (US0001M + 4.000%), 08/25/2024	281,209	0.0
1,840,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 B1, 4.774%, (US0001M + 3.150%), 07/25/2030	1,734,896	0.1
2,474,694		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.924%, (US0001M + 2.300%), 09/25/2030	2,457,277	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

3,000,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 3.226%, (SOFR30A + 2.300%), 08/25/2033	2,841,671	0.1
2,300,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 4.576%, (SOFR30A + 3.650%), 11/25/2041	1,978,056	0.1
2,500,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M2, 7.529%, (SOFR30A + 6.750%), 06/25/2042	2,519,037	0.1
1,594,992	(2),(4)	Galton Funding Mortgage Trust 2018-2 B2, 4.474%, 10/25/2058	1,499,956	0.1
2,386,240	(2),(4)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,242,786	0.1
1,913,358	(2),(4)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,801,154	0.1
3,664,620	(5)	Ginnie Mae 2007-59 SC, 4.905%, (-1.000*US0001M + 6.500%), 07/20/2037	499,449	0.0
123,516	(5)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	29,905	0.0
20,825,682	(5)	Ginnie Mae 2013-130 SB, 3.988%, (-1.000*US0001M + 5.050%), 09/16/2043	1,503,972	0.1
8,404,409	(5)	Ginnie Mae 2014-58 SM, 4.591%, (-1.000*US0001M + 6.100%), 04/16/2044	1,075,994	0.1
45,230,025	(5)	Ginnie Mae 2021-194 IK, 3.000%, 11/20/2051	7,928,977	0.4
325,484	(5)	Ginnie Mae Series 2008-40 SA, 4.891%, (-1.000*US0001M + 6.400%), 05/16/2038	35,256	0.0
553,940	(5)	Ginnie Mae Series 2009-116 SJ, 4.971%, (-1.000*US0001M + 6.480%), 12/16/2039	73,734	0.0
718,970	(5)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	44,531	0.0
1,153,117	(5)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	95,868	0.0
521,331	(5)	Ginnie Mae Series 2010-4 SL, 4.891%, (-1.000*US0001M + 6.400%), 01/16/2040	67,840	0.0
44,331	(5)	Ginnie Mae Series 2010-98 QS, 5.005%, (-1.000*US0001M + 6.600%), 01/20/2040	1,216	0.0
1,491,309	(5)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	34,948	0.0
1,824,501	(5)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	114,689	0.0
4,265,021	(5)	Ginnie Mae Series 2011-25 AS, 4.465%, (-1.000*US0001M + 6.060%), 02/20/2041	507,607	0.0
1,949,635	(5)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	99,211	0.0
17,261	(5)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	1,686	0.0
2,124,774	(5)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	229,659	0.0
1,743,034	(5)	Ginnie Mae Series 2013-103 DS, 4.555%, (-1.000*US0001M + 6.150%), 07/20/2043	224,968	0.0
75,623	(5)	Ginnie Mae Series 2013-134 DS, 4.505%, (-1.000*US0001M + 6.100%), 09/20/2043	9,413	0.0
199,155	(5)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	25,264	0.0
867,721	(5)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	73,576	0.0
2,181,556	(5)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	232,940	0.0
2,056,151	(5)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	248,830	0.0
17,131,072	(5)	Ginnie Mae Series 2015-144 SA, 4.605%, (-1.000*US0001M + 6.200%), 10/20/2045	2,503,184	0.1
3,157,995	(5)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	24,258	0.0
204,690	(5)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	26,963	0.0
6,724,455	(5)	Ginnie Mae Series 2016-66 ES, 4.455%, (-1.000*US0001M + 6.050%), 05/20/2046	889,751	0.0
460,330	(5)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	53,476	0.0
6,322,056	(5)	Ginnie Mae Series 2018-153 SQ, 4.605%, (-1.000*US0001M + 6.200%), 11/20/2048	801,815	0.0
15,847,199	(5)	Ginnie Mae Series 2018-93 SJ, 4.605%, (-1.000*US0001M + 6.200%), 07/20/2048	1,992,491	0.1
182,600	(5)	Ginnie Mae Series 2019-111 TI, 5.000%, 09/20/2049	26,805	0.0
115,993	(5)	Ginnie Mae Series 2019-86 GI, 6.500%, 07/20/2049	21,544	0.0
428,511	(5)	Ginnie Mae Series 2019-86 HI, 5.500%, 07/20/2049	89,289	0.0
12,848,843	(5)	Ginnie Mae Series 2019-89 SC, 4.505%, (-1.000*US0001M + 6.100%), 07/20/2049	1,677,415	0.1
287,848	(2),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	273,273	0.0
457,170	(2),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	433,307	0.0
1,151,449	(2),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,093,145	0.1
2,346,052	(2),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B2, 3.642%, 05/25/2050	2,087,294	0.1
3,666,031	(2),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.642%, 05/25/2050	3,229,082	0.2
1,729,317	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.181%, 08/25/2049	1,659,227	0.1
100,800	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	99,330	0.0
3,753,074	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.341%, 11/25/2049	3,531,739	0.2
3,864,057	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.341%, 11/25/2049	3,564,984	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

460,829	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.986%, 03/25/2050	437,426	0.0
469,677	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.986%, 03/25/2050	423,417	0.0
1,782,222	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.426%, 10/25/2050	1,458,041	0.1
1,699,124	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.651%, 08/25/2051	1,358,721	0.1
3,883,679	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.618%, 09/25/2051	2,787,624	0.1
5,029,898	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ5 B3, 2.588%, 10/25/2051	4,042,057	0.2
988,721	(2),(4)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.393%, 04/25/2052	802,849	0.0
988,721	(2),(4)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.393%, 04/25/2052	764,388	0.0
2,655,969	(2),(4)	GS Mortgage-Backed Securities Trust 2021-PJ9 A4, 2.500%, 02/26/2052	2,230,395	0.1
2,681,864	(2),(4)	GS Mortgage-Backed Securities Trust 2022-NQM1 A4, 4.000%, 05/25/2062	2,561,498	0.1
332,401		HarborView Mortgage Loan Trust 2006-14 2A1A, 1.912%, (US0001M + 0.150%), 01/25/2047	295,465	0.0
366,754		HarborView Mortgage Loan Trust 2007-5 A1A, 1.802%, (US0001M + 0.190%), 09/19/2037	336,731	0.0
4,769,000	(2)	Home RE 2019-1 M2 Ltd., 4.874%, (US0001M + 3.250%), 05/25/2029	4,737,949	0.2
1,367		HomeBanc Mortgage Trust 2004-1 2A, 2.484%, (US0001M + 0.860%), 08/25/2029	1,319	0.0
2,600,000	(2),(4)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	2,125,812	0.1
2,466,145	(2),(7)	Imperial Fund Mortgage Trust 2022-NQM3 A1, 4.380% (Step Rate @ 5.380% on 04/25/2026), 05/25/2067	2,389,509	0.1
58,005		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.044%, (US0001M + 0.420%), 04/25/2046	51,488	0.0
1,713,904	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 3.253%, 07/25/2035	1,605,141	0.1
72,192		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	41,628	0.0
157,282		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	100,472	0.0
396,011		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	187,486	0.0
784,352	(2),(4)	JP Morgan Mortgage Trust 2014-5 B3, 2.839%, 10/25/2029	681,246	0.0
489,111	(2),(4)	JP Morgan Mortgage Trust 2016-1 B3, 3.797%, 05/25/2046	464,094	0.0
2,095,000	(2),(4)	JP Morgan Mortgage Trust 2016-1 B4, 3.797%, 05/25/2046	1,785,911	0.1
404,084	(2),(4)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	383,519	0.0
857,698	(2),(4)	JP Morgan Mortgage Trust 2017-1 B4, 3.458%, 01/25/2047	782,330	0.0
1,400,578	(2),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.765%, 08/25/2047	1,316,256	0.1
1,037,465	(2),(4)	JP Morgan Mortgage Trust 2017-3 B2, 3.765%, 08/25/2047	972,537	0.1
1,890,966	(2),(4)	JP Morgan Mortgage Trust 2017-5 B1, 3.053%, 10/26/2048	1,850,068	0.1
542,257	(2),(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.777%, 12/25/2048	501,337	0.0
1,524,644	(2),(4)	JP Morgan Mortgage Trust 2017-6 B4, 3.777%, 12/25/2048	1,396,031	0.1
1,040,589	(2),(4)	JP Morgan Mortgage Trust 2017-6 B5, 3.777%, 12/25/2048	856,034	0.0
2,220,383	(2),(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.633%, 06/25/2048	2,056,620	0.1
3,621,585	(2),(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.712%, 09/25/2048	3,356,359	0.2
2,263,491	(2),(4)	JP Morgan Mortgage Trust 2018-3 B3, 3.712%, 09/25/2048	1,983,632	0.1
454,445	(2),(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.716%, 10/25/2048	422,433	0.0
454,445	(2),(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.716%, 10/25/2048	419,621	0.0
1,839,740	(2),(4)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,708,360	0.1
121,686	(2),(4)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	115,896	0.0
208,793	(2),(4)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	204,409	0.0
7,913,434	(2),(4)	JP Morgan Mortgage Trust 2018-8 B1, 4.091%, 01/25/2049	7,438,219	0.3
3,687,957	(2),(4)	JP Morgan Mortgage Trust 2018-8 B2, 4.091%, 01/25/2049	3,457,563	0.2
934,441	(2),(4)	JP Morgan Mortgage Trust 2018-9 B2, 4.248%, 02/25/2049	865,669	0.0
1,846,847	(2),(4)	JP Morgan Mortgage Trust 2018-9 B3, 4.248%, 02/25/2049	1,675,369	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

265,867	(2),(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	261,381	0.0
112,050	(2),(4)	JP Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	111,086	0.0
1,064,964	(2),(4)	JP Morgan Mortgage Trust 2019-2 B1, 4.527%, 08/25/2049	1,073,481	0.1
2,580,308	(2),(4)	JP Morgan Mortgage Trust 2019-2 B2, 4.527%, 08/25/2049	2,471,933	0.1
590,869	(2),(4)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	580,108	0.0
2,829,378	(2),(4)	JP Morgan Mortgage Trust 2019-5 B1, 4.461%, 11/25/2049	2,799,361	0.1
4,721,135	(2),(4)	JP Morgan Mortgage Trust 2019-5 B2, 4.461%, 11/25/2049	4,580,902	0.2
133,410	(2),(4)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	128,629	0.0
2,837,086	(2),(4)	JP Morgan Mortgage Trust 2019-6 B1, 4.238%, 12/25/2049	2,632,728	0.1
6,147,020	(2),(4)	JP Morgan Mortgage Trust 2019-6 B2, 4.238%, 12/25/2049	5,902,315	0.3
937,976	(2),(4)	JP Morgan Mortgage Trust 2019-7 B3A, 3.288%, 02/25/2050	844,760	0.0
489,275	(2),(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	466,217	0.0
949,233	(2),(4)	JP Morgan Mortgage Trust 2019-8 B3A, 3.425%, 03/25/2050	865,968	0.0
3,775,628	(2),(4)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.998%, 10/25/2049	3,552,085	0.2
310,985	(2),(4)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	299,981	0.0
4,013,822	(2),(4)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.392%, 05/25/2050	3,658,516	0.2
1,676,816	(2),(4)	JP Morgan Mortgage Trust 2019-LTV1 B2, 4.573%, 06/25/2049	1,604,484	0.1
129,742	(2),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	128,892	0.0
1,868,252	(2),(4)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.708%, 12/25/2049	1,789,901	0.1
1,893,818	(2),(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.708%, 12/25/2049	1,813,565	0.1
2,673,361	(2),(4)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.418%, 03/25/2050	2,503,071	0.1
6,222,684	(2),(4)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.418%, 03/25/2050	5,815,777	0.3
329,672	(2),(4)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	311,684	0.0
2,976,197	(2),(4)	JP Morgan Mortgage Trust 2020-3 B2, 3.845%, 08/25/2050	2,636,861	0.1
4,792,661	(2),(4)	JP Morgan Mortgage Trust 2020-4 B1, 3.662%, 11/25/2050	4,233,733	0.2
1,725,358	(2),(4)	JP Morgan Mortgage Trust 2020-4 B2, 3.662%, 11/25/2050	1,519,448	0.1
225,588	(2),(4)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	222,734	0.0
1,165,391	(2),(4)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	1,148,463	0.1
2,470,166	(2),(4)	JP Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	1,921,417	0.1
2,516,918	(2),(4)	JP Morgan Mortgage Trust 2022-2 B3, 3.136%, 08/25/2052	1,967,765	0.1
982,164	(2),(4)	JP Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	844,858	0.0
652,903	(2),(4)	JP Morgan Trust 2015-3 B3, 3.594%, 05/25/2045	622,747	0.0
1,327,529	(2),(4)	JP Morgan Trust 2015-3 B4, 3.594%, 05/25/2045	1,125,430	0.1
1,427,972,419	(2),(5)	L Street Securities 2017-PM1 XIO, 0.010%, 10/25/2048	1,937,116	0.1
74,310		Lehman XS Trust Series 2005-5N 1A2, 1.984%, (US0001M + 0.360%), 11/25/2035	70,946	0.0
1,856,363	(2),(4)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.900%, 07/01/2051	1,480,604	0.1
2,849,283	(2),(4)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.331%, 03/25/2052	2,287,612	0.1
2,000,000	(2),(4)	MFA 2021-INV2 M1 Trust, 3.199%, 11/25/2056	1,630,999	0.1
655,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.424%, (US0001M + 1.800%), 09/25/2035	677,197	0.0
1,036,228		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 1.924%, (US0001M + 0.150%), 08/25/2036	341,515	0.0
6,000,000	(2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 3.826%, (SOFR30A + 2.900%), 02/25/2034	5,728,535	0.3
365,234	(2),(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	354,356	0.0
1,969,313	(2),(4),(7)	New Residential Mortgage Loan Trust 2022-NQM3 A1, 3.900% (Step Rate @ 4.900% on 05/25/2026), 04/25/2062	1,925,063	0.1
1,300,000	(2)	Oaktown Re VII Ltd. 2021-2 M1C, 4.276%, (SOFR30A + 3.350%), 04/25/2034	1,205,300	0.1
264,586	(2),(4)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	254,753	0.0
435,589	(2),(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	425,844	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

299,933	(2),(4)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	287,115	0.0
1,976,924	(2),(4)	OBX 2022-J1 A14 Trust, 2.500%, 02/25/2052	1,646,485	0.1
2,500,000	(2),(7)	OBX 2022-NQM4 A1B Trust, 3.900% (Step Rate @ 4.900% on 05/25/2026), 04/25/2062	2,398,607	0.1
2,241,949	(2),(4)	Oceanview Mortgage Trust 2021-1 B3, 2.728%, 05/25/2051	1,780,357	0.1
3,085,691	(2),(4)	Onslow Bay Mortgage Loan Trust 2021-NQM4 A1, 1.957%, 10/25/2061	2,700,838	0.1
19,873		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	17,376	0.0
178,597	(2),(4)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	176,787	0.0
6,856,000	(2)	Radnor RE 2021-1 M1C Ltd., 3.626%, (SOFR30A + 2.700%), 12/27/2033	6,429,257	0.3
3,629,999	(2),(4)	RCKT Mortgage Trust 2019-1 B1A, 3.830%, 09/25/2049	3,336,829	0.2
2,356,861	(2),(4)	RCKT Mortgage Trust 2019-1 B2A, 3.830%, 09/25/2049	2,159,264	0.1
1,588,450	(2),(4)	RCKT Mortgage Trust 2020-1 B2A, 3.478%, 02/25/2050	1,413,974	0.1
2,671,818	(2),(4)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	2,252,061	0.1
5,527,373	(2),(4)	RCKT Mortgage Trust 2021-6 B3, 2.796%, 12/25/2051	4,320,707	0.2
993,615	(2),(4)	RCKT Mortgage Trust 2022-3 A21, 3.000%, 05/25/2052	865,484	0.0
955,708	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	924,127	0.0
606,316	(2),(4)	Sequoia Mortgage Trust 2015-1 B1, 3.917%, 01/25/2045	589,570	0.0
1,452,220	(2),(4)	Sequoia Mortgage Trust 2017-1 B2, 3.611%, 02/25/2047	1,356,811	0.1
1,135,272	(2),(4)	Sequoia Mortgage Trust 2018-6 B1, 4.171%, 07/25/2048	1,064,336	0.1
546,318	(2),(4)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.461%, 03/25/2048	499,994	0.0
1,665,023	(2),(4)	Sequoia Mortgage Trust 2019-2 B2, 4.255%, 06/25/2049	1,541,948	0.1
1,574,427	(2),(4)	Sequoia Mortgage Trust 2019-2 B3, 4.255%, 06/25/2049	1,432,931	0.1
2,041,381	(2),(4)	Sequoia Mortgage Trust 2019-5 B2, 3.726%, 12/25/2049	1,835,142	0.1
2,042,319	(2),(4)	Sequoia Mortgage Trust 2019-5 B3, 3.726%, 12/25/2049	1,829,762	0.1
931,318	(2),(4)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.861%, 03/25/2049	939,278	0.0
161,711	(2),(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	160,484	0.0
237,044	(2),(4)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	233,667	0.0
1,897,559	(2),(4)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.505%, 09/25/2049	1,745,784	0.1
212,927	(2),(4)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	197,814	0.0
1,443,408	(2),(4)	Sequoia Mortgage Trust 2020-2 B3, 3.649%, 03/25/2050	1,280,148	0.1
564,401	(2),(4)	Sequoia Mortgage Trust 2021-3 B3, 2.654%, 05/25/2051	454,482	0.0
1,226,215	(2),(4)	Sequoia Mortgage Trust 2021-5 B3, 3.052%, 07/25/2051	1,003,814	0.1
1,110,921	(2),(4)	Sequoia Mortgage Trust 2022-1 B3, 2.948%, 02/25/2052	908,320	0.0
2,255,765	(2),(4)	Shellpoint Co-Originator Trust 2017-2 B2, 3.654%, 10/25/2047	2,105,249	0.1
2,990,428	(2),(4)	Shellpoint Co-Originator Trust 2017-2 B3, 3.654%, 10/25/2047	2,728,231	0.1
2,000,000	(2),(4)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	1,771,706	0.1
38,325	(4)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 2.576%, 03/25/2035	35,606	0.0
2,511,367	(2),(4)	UWM Mortgage Trust 2021-INV4 B3, 3.232%, 12/25/2051	2,017,092	0.1
61,892	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.521%, 10/25/2036	58,244	0.0
138,216	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.467%, 06/25/2034	133,611	0.0
925,702	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 3.258%, 07/25/2034	894,110	0.0
73,665,536	(4),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 0.879%, 01/25/2045	582,805	0.0
154,602	(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 2.950%, 09/25/2035	145,566	0.0
28,356,622	(4),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 1.142%, 01/25/2045	364,682	0.0
12,545	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.011%, 10/25/2036	12,043	0.0
80,385	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.577%, 11/25/2036	75,087	0.0
308,928	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.577%, 11/25/2036	288,567	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

42,012	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.853%, 08/25/2046	39,326	0.0
75,724	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.196%, 12/25/2036	71,145	0.0
390,028	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.913%, 03/25/2037	321,815	0.0
8,550	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.743%, 04/25/2037	7,933	0.0
48,961	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.107%, 07/25/2037	46,830	0.0
467,639		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 2.524%, (US0001M + 0.900%), 11/25/2035	436,850	0.0
495,863		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	476,544	0.0
423,884		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	364,134	0.0
565,207		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	527,065	0.0
105,486		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	100,898	0.0
644,262		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 2.224%, (US0001M + 0.600%), 07/25/2036	360,165	0.0
1,686,744		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 1.416%, (12MTA + 0.940%), 07/25/2046	1,097,058	0.1
683,134		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.436%, (12MTA + 0.960%), 08/25/2046	443,235	0.0
23,960		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.054%, (US0001M + 0.430%), 06/25/2037	19,346	0.0
502,597	(4)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 2.662%, 09/25/2036	464,791	0.0
99,351	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.767%, 12/28/2037	94,270	0.0
1,356,219	(2),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.668%, 07/25/2047	1,229,533	0.1
1,527,026	(2),(4)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.509%, 09/25/2049	1,229,529	0.1
1,932,143	(2),(4)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.376%, 12/25/2049	1,578,170	0.1
2,860,487	(2),(4)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.177%, 07/25/2050	2,464,049	0.1
1,983,750	(2),(4)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.718%, 12/25/2050	1,524,247	0.1
405,167	(2),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.754%, 08/20/2045	372,956	0.0

	Total Collateralized Mortgage Obligations
	(Cost $565,418,736)		517,404,679	23.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.2%
		Uniform Mortgage-Backed Securities: 7.2%
79,898,000	(8)	4.000%,07/15/2052	78,810,326	3.6
78,347,000	(8)	4.500%,07/15/2052	78,668,345	3.6
3,377		5.500%,10/01/2039	3,631	0.0

	Total U.S. Government Agency Obligations
	(Cost $155,568,730)		157,482,302	7.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 17.1%
1,290,000	(2),(6)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	1,266,735	0.1
5,320,000	(2),(4),(5)	BANK 2017-BNK4 XE, 1.602%, 05/15/2050	305,471	0.0
4,380,000	(2)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	3,509,927	0.2
1,600,000	(2),(4)	BANK 2017-BNK6 E, 2.771%, 07/15/2060	1,025,368	0.0
16,600,000	(2),(4),(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,033,538	0.0
50,572,925	(4),(5)	BANK 2019-BN17 XA, 1.178%, 04/15/2052	2,771,113	0.1
9,973,653	(4),(5)	BANK 2019-BNK16 XA, 1.103%, 02/15/2052	479,341	0.0
29,099,124	(4),(5)	BANK 2019-BNK19 XA, 1.087%, 08/15/2061	1,533,688	0.1
58,195,310	(4),(5)	BANK 2019-BNK22 XA, 0.712%, 11/15/2062	2,086,183	0.1
10,749,460	(4),(5)	BBCMS Trust 2021-C10 XA, 1.426%, 07/15/2054	883,995	0.0
103,330,168	(4),(5)	Benchmark 2018-B7 XA Mortgage Trust, 0.588%, 05/15/2053	1,988,816	0.1
52,845,719	(4),(5)	Benchmark 2019-B10 XA Mortgage Trust, 1.386%, 03/15/2062	3,042,761	0.1
42,285,000	(2),(4),(5)	Benchmark 2019-B10 XB Mortgage Trust, 1.062%, 03/15/2062	2,267,009	0.1
43,052,819	(4),(5)	Benchmark 2019-B12 XA Mortgage Trust, 1.179%, 08/15/2052	2,111,291	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

3,090,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,393,595	0.1
7,330,000	(2),(4),(5)	Benchmark 2019-B9 XD Mortgage Trust, 2.168%, 03/15/2052	779,607	0.0
17,468,962	(4),(5)	Benchmark 2021-B24 XA Mortgage Trust, 1.271%, 03/15/2054	1,182,076	0.1
9,919,883	(4),(5)	Benchmark 2021-B28 XA Mortgage Trust, 1.400%, 08/15/2054	809,898	0.0
2,653,000	(2),(6)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	1,831,448	0.1
8,069,000	(2),(4)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.208%, 05/25/2052	6,150,152	0.3
3,002,000	(2),(4)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.520%, 05/25/2052	2,426,822	0.1
4,500,000	(2)	BPR Trust 2021-WILL D, 6.324%, (US0001M + 5.000%), 06/15/2038	4,250,658	0.2
91,652,524	(4),(5)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.296%, 05/15/2052	5,049,577	0.2
38,268,657	(4),(5)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.325%, 11/15/2052	2,386,240	0.1
6,910,404	(4),(5)	CD 2016-CD1 Mortgage Trust XA, 1.504%, 08/10/2049	289,808	0.0
14,660,000	(2),(4),(5)	CD 2016-CD1 Mortgage Trust XB, 0.831%, 08/10/2049	356,230	0.0
1,000,000	(2),(4)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.252%, 11/10/2046	916,946	0.0
4,126,000	(2),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.760%, 03/10/2047	3,850,236	0.2
2,130,000	(2),(4)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.578%, 08/10/2049	1,555,818	0.1
6,540,000	(2),(4)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.849%, 07/10/2049	4,471,653	0.2
5,790,000	(2),(4)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.849%, 07/10/2049	3,324,611	0.2
5,680,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	4,542,797	0.2
25,938,951	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.225%, 10/12/2050	1,089,728	0.1
33,746,228	(4),(5)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.998%, 12/15/2072	1,682,982	0.1
40,751,854	(4),(5)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.183%, 08/10/2056	2,163,695	0.1
3,000,000	(4)	COMM 2012-CCRE2 C Mortgage Trust, 5.029%, 08/15/2045	2,991,995	0.1
7,296,043	(4),(5)	COMM 2012-CR3 XA, 1.980%, 10/15/2045	22,575	0.0
717,791	(4),(5)	COMM 2012-CR4 XA, 1.817%, 10/15/2045	598	0.0
6,321,032	(2),(4),(5)	COMM 2012-LTRT XA, 0.951%, 10/05/2030	140	0.0
1,670,000	(2),(4)	COMM 2013-CR10 E Mortgage Trust, 5.063%, 08/10/2046	1,566,914	0.1
3,460,000	(2),(4)	COMM 2013-CR10 F Mortgage Trust, 5.063%, 08/10/2046	3,107,686	0.1
5,070,000	(2),(4)	COMM 2013-GAM F, 3.531%, 02/10/2028	4,444,897	0.2
2,611,000	(2),(4)	COMM 2013-LC6 D Mortgage Trust, 4.425%, 01/10/2046	2,515,558	0.1
9,705,845	(4),(5)	COMM 2016-COR1 XA, 1.454%, 10/10/2049	411,222	0.0
2,490,442	(4),(5)	COMM 2016-CR28 XA, 0.776%, 02/10/2049	45,324	0.0
19,827,829	(4),(5)	COMM 2017-COR2 XA, 1.310%, 09/10/2050	939,612	0.0
5,725,000	(2),(4)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	5,014,986	0.2
2,792,000	(2)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	1,965,507	0.1
568,000	(2)	CSWF 2021-SOP2 D, 3.641%, (US0001M + 2.317%), 06/15/2034	533,825	0.0
1,432,000	(2)	CSWF 2021-SOP2 E, 4.691%, (US0001M + 3.367%), 06/15/2034	1,341,648	0.1
2,568,423	(2),(9)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	2,565,582	0.1
20,120,265	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.697%, 04/25/2030	1,975,764	0.1
2,446,345	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.096%, 08/25/2036	238,769	0.0
758,959	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 3.618%, 02/25/2041	1	0.0
8,456,000	(2),(6)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	6,031,532	0.3
1,717,920	(2)	FREMF 2018-KBF2 C Mortgage Trust, 5.620%, (US0001M + 4.500%), 10/25/2025	1,683,356	0.1
2,739,814	(2)	FREMF 2019-KBF3 C Mortgage Trust, 5.870%, (US0001M + 4.750%), 01/25/2029	2,735,597	0.1
14,878,000	(2),(6)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	8,694,068	0.4
189,687,902	(2),(5)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	717,997	0.0
21,120,000	(2),(5)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	101,054	0.0
2,000,000	(2),(4)	FRR Re-REMIC Trust 2018-C1 B725, 2.954%, 02/27/2050	1,910,681	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,268,740	(2),(4),(10)	FRR Re-REMIC Trust 2018-C1 C725, 0.370%, 02/27/2050	1,144,330	0.1
2,648,000	(2)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.750%, 09/27/2051	2,355,146	0.1
2,975,000	(2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	2,382,479	0.1
2,263,000	(2),(6)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	1,913,891	0.1
2,751,000	(2),(6)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	2,271,595	0.1
2,238,000	(2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	1,904,587	0.1
1,900,000	(2),(6)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	1,203,007	0.1
2,263,000	(2),(6)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	1,867,243	0.1
2,237,000	(2),(6)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	1,768,412	0.1
3,000,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2D, 1.490%, 11/29/2050	1,967,689	0.1
4,690,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	3,867,794	0.2
3,192,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.820%, 01/29/2052	2,506,012	0.1
3,476,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.280%, 01/27/2052	2,382,770	0.1
1,815,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 C728, 0.460%, 08/27/2050	1,594,039	0.1
1,850,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.640%, 05/27/2048	1,566,103	0.1
2,238,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.080%, 11/27/2049	1,663,047	0.1
1,563,000	(2),(5)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	1,176,146	0.1
1,820,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.500%, 01/27/2052	1,168,360	0.1
1,816,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 D728, 0.520%, 01/29/2052	1,555,228	0.1
2,453,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.140%, 12/27/2045	2,371,078	0.1
1,462,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.560%, 10/27/2047	1,269,123	0.1
1,849,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.720%, 05/27/2048	1,532,472	0.1
610,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.180%, 12/27/2045	584,083	0.0
974,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.610%, 01/29/2052	813,741	0.0
2,000,000	(2)	GS Mortgage Securities Corp. II 2018-RIVR F, 3.424%, (US0001M + 2.100%), 07/15/2035	1,729,451	0.1
15,518,000	(2),(4)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	11,832,475	0.5
15,304,357	(4),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.115%, 02/10/2052	734,636	0.0
40,731,413	(4),(5)	GS Mortgage Securities Trust 2019-GC40 XA, 1.220%, 07/10/2052	2,135,218	0.1
83,916,834	(4),(5)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.949%, 11/10/2052	4,041,305	0.2
180,000	(2),(4)	IMT Trust 2017-APTS EFX, 3.613%, 06/15/2034	168,364	0.0
724,064	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.552%, 06/15/2045	1	0.0
2,000,000	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.235%, 12/15/2047	1,948,567	0.1
5,500,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	5,117,838	0.2
7,470,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	6,145,396	0.3
5,910,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	5,712,498	0.3
5,440,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 3.484%, (US0001M + 2.160%), 07/15/2036	5,119,603	0.2
3,810,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	2,934,469	0.1
1,000,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.358%, 11/15/2045	972,500	0.0
2,549,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	2,380,157	0.1
9,560,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	7,931,379	0.4
2,200,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,732,025	0.1
1,000,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.806%, 04/15/2047	934,720	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,405,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.797%, 08/15/2047	1,326,323	0.1
45,243,699	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.287%, 02/15/2048	1,056,963	0.1
47,774,480	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.095%, 10/15/2048	867,766	0.0
10,225,778	(2),(4),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.943%, 03/10/2050	228,556	0.0
4,472,490	(2)	MBRT 2019-MBR H1, 5.574%, (US0001M + 4.000%), 11/15/2036	4,148,364	0.2
2,817,000	(2),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.737%, 11/15/2045	2,734,601	0.1
10,763,755	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.101%, 11/15/2046	91,952	0.0
12,481,405	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.103%, 12/15/2047	215,470	0.0
3,180,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	2,764,528	0.1
560,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	486,178	0.0
15,202,097	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.914%, 11/15/2052	450,366	0.0
5,970,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	6,295,828	0.3
4,268,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	4,510,975	0.2
2,021,315	(2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	1,878,721	0.1
4,841,000	(2),(4)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	3,818,603	0.2
25,660,000	(2),(4),(5)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.953%, 10/15/2051	2,386,442	0.1
22,440,112	(4),(5)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.349%, 06/15/2054	1,610,457	0.1
31,718,946	(4),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.915%, 12/15/2050	1,055,987	0.0
13,000,000	(2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	11,055,218	0.5
42,600,000		RFM 2022-WF1, 3.750%, 05/27/2027	42,600,000	1.9
1,000,000	(2),(4)	UBS Commercial Mortgage Trust 2017-C5, 4.448%, 11/15/2050	841,689	0.0
24,264,534	(4),(5)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.740%, 04/15/2052	1,851,886	0.1
1,900,000	(2),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.606%, 12/10/2045	1,791,715	0.1
5,940,000	(2)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	5,197,379	0.2
78,780,000	(4),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.685%, 11/15/2049	1,682,111	0.1
19,943,048	(4),(5)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.055%, 10/15/2050	704,187	0.0
37,636,374	(4),(5)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.751%, 08/15/2052	3,072,274	0.1
2,500,000	(2)	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 2.500%, 04/15/2054	1,629,932	0.1
19,287,247	(4),(5)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.676%, 04/15/2054	1,840,996	0.1
7,735,000	(2),(4)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	7,723,574	0.4
1,500,000	(2),(4)	WFLD 2014-MONT D Mortgage Trust, 3.880%, 08/10/2031	1,161,571	0.1
44,158	(2),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.491%, 08/15/2045	1	0.0
1,688,779	(2),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.978%, 11/15/2045	3,958	0.0
9,230,000	(2),(4)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.371%, 03/15/2045	8,661,452	0.4
960,000	(2),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.371%, 03/15/2045	848,689	0.0
5,950,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	5,359,120	0.2
2,701,297	(2),(4),(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.221%, 03/15/2048	11,665	0.0
9,000,000	(2),(4)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.198%, 12/15/2046	8,544,837	0.4
760,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	686,799	0.0
22,698,267	(4),(5)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.087%, 03/15/2046	214,897	0.0
2,000,000	(4)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	1,891,029	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,900,000	(2)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	1,677,230	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $398,574,620)		376,745,967	17.1

U.S. TREASURY OBLIGATIONS: 3.9%
		U.S. Treasury Bonds: 0.3%
1,000		1.250%,05/15/2050	637	0.0
7,900		1.625%,11/15/2050	5,560	0.0
4,695,000	(1)	2.250%,02/15/2052	3,865,305	0.2
2,444,000		3.250%,05/15/2042	2,385,955	0.1
			6,257,457	0.3

		U.S. Treasury Notes: 3.6%
1,558,000		0.125%,05/31/2023	1,519,484	0.1
3,600,000		0.250%,06/15/2024	3,414,375	0.2
858,000		0.375%,09/30/2027	746,443	0.0
3,638,200		0.500%,11/30/2023	3,515,126	0.2
6,348,300		0.875%,01/31/2024	6,143,964	0.3
7,000		1.125%,02/15/2031	6,016	0.0
3,137,700		1.250%,11/30/2026	2,905,743	0.1
725,000		1.250%,09/30/2028	649,470	0.0
7,367,100		1.500%,01/31/2027	6,879,461	0.3
6,692,000	(1)	2.500%,05/31/2024	6,632,138	0.3
7,460,000		2.625%,05/31/2027	7,319,834	0.3
181,000		2.750%,04/30/2027	178,575	0.0
5,202,000		2.750%,05/31/2029	5,100,398	0.2
4,434,000		2.875%,06/15/2025	4,416,680	0.2
13,738,000		3.000%,06/30/2024	13,746,050	0.6
12,847,000		3.250%,06/30/2027	12,973,463	0.6
3,320,000		3.250%,06/30/2029	3,359,684	0.2
			79,506,904	3.6

	Total U.S. Treasury Obligations
	(Cost $87,325,199)		85,764,361	3.9

ASSET-BACKED SECURITIES: 13.2%
		Automobile Asset-Backed Securities: 1.1%
2,450,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,391,208	0.1
4,400,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	4,186,465	0.2
3,000,000		Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	2,979,776	0.1
4,228,486		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	4,218,708	0.2
6,000,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	5,986,220	0.3
3,800,000	(2)	Tesla Auto Lease Trust 2019-A C, 2.680%, 01/20/2023	3,787,577	0.2
			23,549,954	1.1

		Home Equity Asset-Backed Securities: 0.5%
2,381,574	(2),(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,940,125	0.1
2,884,880	(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,326,668	0.1
328,305		GSAA Home Equity Trust 2006-3 A3, 2.224%, (US0001M + 0.300%), 03/25/2036	195,944	0.0
2,074,504	(4)	GSAA Home Equity Trust 2006-4 4A3, 2.981%, 03/25/2036	1,470,168	0.1
863,759		GSAA Home Equity Trust 2007-1 1A1, 1.784%, (US0001M + 0.080%), 02/25/2037	304,641	0.0
873,510	(4)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	402,498	0.0
808,892	(4)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	438,458	0.0
395,266		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 2.084%, (US0001M + 0.230%), 02/25/2037	370,940	0.0
3,679,356	(4)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	3,224,791	0.2
			10,674,233	0.5

		Other Asset-Backed Securities: 10.7%
3,089,000	(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,858,267	0.1
4,234,000	(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	3,957,254	0.2
2,500,000	(2)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.988%, (US0003M + 1.950%), 04/14/2029	2,411,242	0.1
2,000,000	(2)	AMMC CLO XI Ltd. 2012-11A CR2, 3.186%, (US0003M + 1.900%), 04/30/2031	1,869,406	0.1
2,700,000	(2)	Apidos CLO XXIV 2016-24A BRR, 3.113%, (US0003M + 2.050%), 10/20/2030	2,552,723	0.1
2,900,000	(2)	Apidos CLO XXXIII 2020-33A CR, 3.084%, (US0003M + 1.900%), 10/24/2034	2,690,260	0.1
1,633,500	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	1,590,388	0.1
742,500	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	695,568	0.0
610,312	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	591,802	0.0
750,000	(2)	Atrium CDO Corp. 12A CR, 2.786%, (US0003M + 1.650%), 04/22/2027	720,098	0.0
2,500,000	(2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	2,211,177	0.1
2,000,000	(2)	Babson CLO Ltd. 2018-3A C, 2.963%, (US0003M + 1.900%), 07/20/2029	1,913,058	0.1
2,000,000	(2)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 3.213%, (US0003M + 2.150%), 04/20/2031	1,899,092	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,000,000	(2)	BlueMountain CLO 2013-2A CR, 3.086%, (US0003M + 1.950%), 10/22/2030	946,198	0.0
1,000,000	(2)	BlueMountain CLO 2015-4 CR Ltd., 2.963%, (US0003M + 1.900%), 04/20/2030	936,450	0.0
1,250,000	(2)	BlueMountain CLO Ltd. 2021-28A C, 3.044%, (US0003M + 2.000%), 04/15/2034	1,151,460	0.1
2,000,000	(2)	BlueMountain CLO XXIX Ltd. 2020-29A CR, 3.284%, (US0003M + 2.100%), 07/25/2034	1,848,778	0.1
1,895,250	(2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	1,799,985	0.1
4,000,000	(2)	Bristol Park CLO Ltd. 2016-1A CR, 2.994%, (US0003M + 1.950%), 04/15/2029	3,797,476	0.2
750,000	(2)	Buttermilk Park CLO Ltd. 2018-1A C, 3.144%, (US0003M + 2.100%), 10/15/2031	711,682	0.0
1,000,000	(2)	Carlyle Global Market Strategies CLO 2014-3RA B Ltd., 3.125%, (US0003M + 1.900%), 07/27/2031	933,181	0.0
1,500,000	(2)	Carlyle US CLO 2016-4A BR Ltd., 3.163%, (US0003M + 2.100%), 10/20/2027	1,433,541	0.1
1,000,000	(2)	Cent CLO C17A BR Ltd., 3.136%, (US0003M + 1.850%), 04/30/2031	935,110	0.0
5,900,000	(2)	CIFC Funding 2015-4A BR2 Ltd., 2.963%, (US0003M + 1.900%), 04/20/2034	5,520,901	0.3
5,500,000	(2)	CIFC Funding 2019-2A CR Ltd., 3.144%, (US0003M + 2.100%), 04/17/2034	5,195,091	0.2
947,325		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.329%, (US0001M + 0.705%), 09/25/2035	913,355	0.0
826,625	(2)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	773,697	0.0
437,625	(2)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	423,798	0.0
4,079,500	(2)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	3,374,360	0.2
3,000,000	(2)	Dewolf Park CLO Ltd. 2017-1A DR, 3.894%, (US0003M + 2.850%), 10/15/2030	2,821,362	0.1
567,000	(2)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	564,932	0.0
1,053,250	(2)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,010,120	0.1
2,277,400	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,229,197	0.1
3,470,125	(2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,151,917	0.1
2,128,500	(2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,043,766	0.1
1,200,000	(2)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,187,136	0.1
2,750,000	(2)	Dryden 30 Senior Loan Fund 2013-30A DR, 4.011%, (US0003M + 2.600%), 11/15/2028	2,499,989	0.1
1,750,000	(2)	Dryden 55 CLO Ltd. 2018-55A C, 2.944%, (US0003M + 1.900%), 04/15/2031	1,647,684	0.1
5,000,000	(2)	Dryden 75 CLO Ltd. 2019-75A CR2, 2.844%, (US0003M + 1.800%), 04/15/2034	4,607,260	0.2
6,000,000	(2)	Dryden 86 CLO Ltd. 2020-86A DR, 4.244%, (US0003M + 3.200%), 07/17/2034	5,409,258	0.3
3,061,863	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	2,974,704	0.1
867,503	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	822,038	0.0
3,537,678	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,392,648	0.2
1,000,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	944,625	0.0
1,600,000	(2)	Kayne CLO 10 Ltd. 2021-10A C, 2.934%, (US0003M + 1.750%), 04/23/2034	1,485,078	0.1
1,710,000	(2)	Kayne CLO I Ltd. 2018-1A CR, 2.794%, (US0003M + 1.750%), 07/15/2031	1,606,613	0.1
1,350,000	(2)	LCM XVIII L.P. 18A CR, 2.913%, (US0003M + 1.850%), 04/20/2031	1,260,521	0.1
1,000,000	(2)	LCM XX L.P. 20A-CR, 3.013%, (US0003M + 1.950%), 10/20/2027	965,505	0.0
2,800,000	(2)	LCM XXIV Ltd. 24A CR, 2.963%, (US0003M + 1.900%), 03/20/2030	2,643,768	0.1
830,988	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	756,896	0.0
1,000,000	(2)	Madison Park Funding XIII Ltd. 2014-13A CR2, 2.944%, (US0003M + 1.900%), 04/19/2030	960,836	0.0
2,500,000	(2)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 2.986%, (US0003M + 1.850%), 01/22/2028	2,403,532	0.1
1,000,000	(2)	Magnetite VIII Ltd. 2014-8A CR2, 2.894%, (US0003M + 1.850%), 04/15/2031	948,300	0.0
586,095	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	585,515	0.0
1,425,666	(2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,418,649	0.1
2,717,263	(2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	2,702,382	0.1
144,154	(2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	144,157	0.0
1,070,794	(2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,069,572	0.1
1,723,153	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	1,623,040	0.1
587,142	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	567,085	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,429,420	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,387,821	0.1
1,333,356	(2)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	1,278,486	0.1
553,599	(2)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	505,049	0.0
1,037,229	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	985,819	0.0
3,500,000	(2)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 2.994%, (US0003M + 1.950%), 04/19/2030	3,329,907	0.2
7,700,000	(2)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 2.813%, (US0003M + 1.750%), 01/20/2031	7,177,116	0.3
2,300,000	(2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 2.944%, (US0003M + 1.900%), 10/16/2033	2,146,638	0.1
4,750,000	(2)	Neuberger Berman Loan Advisers CLO 44 Ltd. 2021-44A C, 2.944%, (US0003M + 1.900%), 10/16/2034	4,413,472	0.2
6,000,000	(2)	Oaktree CLO Ltd. 2021-1A C, 2.994%, (US0003M + 1.950%), 07/15/2034	5,497,512	0.3
2,500,000	(2)	Oaktree CLO Ltd. 2021-1A D, 4.294%, (US0003M + 3.250%), 07/15/2034	2,345,240	0.1
7,470,000	(2)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 3.113%, (US0003M + 2.050%), 07/20/2030	7,071,042	0.3
4,500,000	(2)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 3.094%, (US0003M + 2.050%), 07/15/2029	4,253,976	0.2
600,000	(2)	Octagon Investment Partners 33 Ltd. 2017-1A B, 2.913%, (US0003M + 1.850%), 01/20/2031	563,471	0.0
1,500,000	(2)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.944%, (US0003M + 1.900%), 07/19/2035	1,402,154	0.1
5,000,000	(2)	Palmer Square CLO 2020-3A CR Ltd., 4.361%, (US0003M + 2.950%), 11/15/2031	4,708,350	0.2
4,250,000	(2)	Palmer Square Loan Funding 2021-2A C Ltd., 3.878%, (US0003M + 2.400%), 05/20/2029	4,022,651	0.2
186,382	(4)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.549%, 01/25/2036	182,496	0.0
2,388,750	(2)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,265,802	0.1
1,100,000	(2)	Recette Clo Ltd. 2015-1A CRR, 2.813%, (US0003M + 1.750%), 04/20/2034	995,830	0.0
2,050,000	(2)	Rockland Park CLO Ltd. 2021-1A C, 2.963%, (US0003M + 1.900%), 04/20/2034	1,908,183	0.1
3,270,000	(2)	Shackleton 2019-15A CR CLO Ltd., 3.194%, (US0003M + 2.150%), 01/15/2032	3,087,079	0.1
3,000,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	3,000,849	0.1
3,000,000	(2)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	2,960,124	0.1
4,000,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	3,993,495	0.2
1,638,527	(2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,632,333	0.1
600,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	594,534	0.0
2,100,000	(2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,071,898	0.1
1,200,000	(2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,178,114	0.1
1,915,875	(2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,818,214	0.1
4,822,189	(2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	4,290,626	0.2
1,840,310	(2)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,802,769	0.1
3,591,462	(2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	3,264,238	0.2
5,900,000	(2)	Sunrun Jupiter Issuer 2022-1A A LLC, 4.750%, 07/30/2057	5,629,227	0.3
1,061,500	(2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,019,212	0.1
1,000,000	(2)	TCI-Flatiron Clo 2017-1A C Ltd., 3.294%, (US0003M + 1.850%), 11/18/2030	942,289	0.0
2,250,000	(2)	TCI-Flatiron Clo 2018-1A CR Ltd., 2.989%, (US0003M + 1.750%), 01/29/2032	2,095,758	0.1
4,100,000	(2)	TCW CLO 2020-1A DRR Ltd., 4.463%, (US0003M + 3.400%), 04/20/2034	3,795,153	0.2
3,100,000	(2)	TCW CLO 2021-1A C Ltd., 2.963%, (US0003M + 1.900%), 03/18/2034	2,887,269	0.1
3,000,000	(2)	TCW CLO 2021-2A D Ltd., 4.434%, (US0003M + 3.250%), 07/25/2034	2,746,830	0.1
4,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	3,694,543	0.2
3,450,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,341,357	0.2
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.994%, (US0003M + 1.950%), 07/18/2031	1,873,236	0.1
2,000,000	(2),(4)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	1,918,314	0.1
1,500,000	(2)	Upland CLO Ltd. 2016-1A BR, 2.913%, (US0003M + 1.850%), 04/20/2031	1,399,682	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

	955,000	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	903,433	0.0
	3,111,000	(2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,001,959	0.1
	1,750,000	(2)	Whetstone Park CLO Ltd. 2021-1A D, 3.963%, (US0003M + 2.900%), 01/20/2035	1,610,833	0.1
				236,097,866	10.7

			Student Loan Asset-Backed Securities: 0.9%
	76,115	(2)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	74,361	0.0
	250,884	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	247,853	0.0
	839,983	(2),(4)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	796,806	0.0
	1,092,294	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,080,219	0.1
	4,000,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,564,597	0.2
	1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	956,404	0.0
	2,250,000	(2),(4)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,197,485	0.1
	1,000,000	(2),(4)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	984,580	0.1
	1,000,000	(2),(4)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	981,723	0.0
	1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	975,924	0.0
	1,000,000	(2)	SoFi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	947,426	0.0
	2,000,000	(2)	SoFi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	1,883,115	0.1
	3,000,000	(2)	SoFi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	2,753,529	0.1
	4,400,000	(2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	3,894,692	0.2
				21,338,714	0.9

		Total Asset-Backed Securities
		(Cost $309,826,599)		291,660,767	13.2

SOVEREIGN BONDS: 1.8%
	295,921	(7)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	70,188	0.0
	44,281		Argentine Republic Government International Bond, 1.000%, 07/09/2029	10,180	0.0
	674,557	(7)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 07/09/2022), 07/09/2035	146,125	0.0
	1,700,000	(1)	Brazilian Government International Bond, 3.875%, 06/12/2030	1,426,779	0.1
	475,000		Brazilian Government International Bond, 6.000%, 04/07/2026	491,435	0.0
	2,425,000		Colombia Government International Bond, 3.250%, 04/22/2032	1,758,333	0.1
	200,000	(1)	Colombia Government International Bond, 3.875%, 04/25/2027	177,198	0.0
	1,000,000		Colombia Government International Bond, 5.200%, 05/15/2049	680,799	0.0
EUR	1,875,000		Croatia Government International Bond, 1.125%, 06/19/2029	1,703,492	0.1
	2,000,000	(2)	Dominican Republic International Bond, 4.500%, 01/30/2030	1,611,136	0.1
	500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	466,250	0.0
	2,800,000	(2)	Dominican Republic International Bond, 6.000%, 02/22/2033	2,339,565	0.1
	700,000	(2)	Egypt Government International Bond, 5.875%, 02/16/2031	436,859	0.0
	1,850,000	(1)	Egypt Government International Bond, 7.500%, 01/31/2027	1,447,588	0.1
	950,000	(2)	Egypt Government International Bond, 7.625%, 05/29/2032	624,829	0.0
	400,000	(2)	Egypt Government International Bond, 8.750%, 09/30/2051	242,077	0.0
	1,000,000		Export-Import Bank of India, 2.250%, 01/13/2031	788,684	0.0
	1,400,000	(2)	Export-Import Bank of India, 3.250%, 01/15/2030	1,219,153	0.1
	1,500,000	(2)	Hungary Government International Bond, 5.250%, 06/16/2029	1,498,425	0.1
	1,001,841		Ivory Coast Government International Bond, 5.750%, 12/31/2032	871,001	0.0
	1,275,000	(2)	Jordan Government International Bond, 5.850%, 07/07/2030	1,013,396	0.0
	650,000		Jordan Government International Bond, 6.125%, 01/29/2026	596,374	0.0
	750,000	(2)	Malaysia Wakala Sukuk Bhd, 2.070%, 04/28/2031	666,748	0.0
	1,200,000	(1)	Mexico Government International Bond, 3.250%, 04/16/2030	1,058,968	0.1
	700,000		Mexico Government International Bond, 3.750%, 04/19/2071	447,104	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,600,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,556,772	0.1
600,000		Oman Government International Bond, 6.000%, 08/01/2029	579,422	0.0
500,000	(2)	Oman Government International Bond, 6.750%, 10/28/2027	510,999	0.0
1,300,000	(2)	Oman Government International Bond, 7.375%, 10/28/2032	1,346,961	0.1
600,000	(1)	Panama Government International Bond, 3.160%, 01/23/2030	534,276	0.0
1,200,000	(1)	Panama Government International Bond, 3.298%, 01/19/2033	1,028,170	0.1
5,750,000	(1)	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	4,926,140	0.2
1,360,000	(2)	Romanian Government International Bond, 3.000%, 02/14/2031	1,051,566	0.1
1,800,000	(2)	Romanian Government International Bond, 3.625%, 03/27/2032	1,417,707	0.1
800,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	220,000	0.0
1,300,000		South Africa Government International Bond, 5.875%, 09/16/2025	1,290,497	0.1
500,000		Turkey Government International Bond, 4.875%, 10/09/2026	401,906	0.0
1,100,000		Turkey Government International Bond, 5.600%, 11/14/2024	990,748	0.0
500,000		Turkey Government International Bond, 6.375%, 10/14/2025	444,210	0.0
550,000		Turkey Government International Bond, 7.375%, 02/05/2025	512,617	0.0
450,000		Ukraine Government International Bond, 7.375%, 09/25/2032	113,625	0.0
975,000		Ukraine Government International Bond, 7.750%, 09/01/2023	316,875	0.0
4,550,000		Ukraine Government International Bond, 7.750%, 09/01/2025	1,160,250	0.1

	Total Sovereign Bonds
	(Cost $53,001,172)		40,195,427	1.8

BANK LOANS: 12.7%
		Aerospace & Defense: 0.3%
536,750		ADS Tactical, Inc. 2021 Term Loan B, 7.345%, (US0001M + 5.750%), 03/19/2026	493,810	0.0
95,000		Amentum Government Services Holdings LLC 2022 Term Loan, 5.163%, (SOFRRATE + 4.000%), 02/15/2029	90,606	0.0
1,029,686		American Airlines, Inc. 2018 Term Loan B, 3.374%, (US0001M + 1.750%), 06/27/2025	916,421	0.1
791,645		Geo Group, Inc. (The) 2018 Term Loan B, 3.670%, (US0001M + 2.000%), 03/22/2024	745,074	0.1
490,618		KBR, Inc. 2020 Term Loan B, 4.416%, (US0001M + 2.750%), 02/05/2027	488,369	0.0
2,005,952		Peraton Corp. Term Loan B, 5.416%, (US0001M + 3.750%), 02/01/2028	1,889,356	0.1
695,000		Setanta Aircraft Leasing Designated Activity Compa Term Loan B, 4.250%, (US0003M + 2.000%), 11/05/2028	663,204	0.0
359,100		Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 5.666%, (US0001M + 4.000%), 12/06/2028	344,512	0.0
			5,631,352	0.3

		Air Transport: 0.0%
496,231		United Airlines, Inc. 2021 Term Loan B, 5.392%, (US0001M + 3.750%), 04/21/2028	461,743	0.0

		Auto Components: 0.0%
619,457		Broadstreet Partners, Inc. 2020 Term Loan B, 4.666%, (US0001M + 3.000%), 01/27/2027	589,812	0.0

		Automotive: 0.5%
868,438		Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.620%, (US0003M + 4.500%), 04/06/2028	805,476	0.0
1,192,013		Avis Budget Car Rental, LLC 2022 Term Loan C, 5.125%, (SOFRRATE + 3.500%), 03/16/2029	1,144,332	0.1
400,000		Bright Bidco B.V. 2018 Term Loan B, 6.435%, (US0006M + 3.500%), 06/30/2024	176,000	0.0
905,989		Dealer Tire, LLC 2020 Term Loan B, 5.916%, (US0001M + 4.250%), 12/12/2025	868,051	0.1
894,370		Gates Global LLC 2021 Term Loan B3, 4.166%, (US0001M + 2.500%), 03/31/2027	846,297	0.0
692,276		Hertz Corporation, (The) 2021 Term Loan B, 4.920%, (US0001M + 3.250%), 06/30/2028	653,163	0.0
131,785		Hertz Corporation, (The) 2021 Term Loan C, 4.920%, (US0001M + 3.250%), 06/30/2028	124,339	0.0
541,761		Holley Purchaser, Inc. 2021 Term Loan, 5.205%, (US0003M + 3.750%), 11/17/2028	514,673	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

949,188	Les Schwab Tire Centers Term Loan B, 4.000%, (US0003M + 3.250%), 11/02/2027	893,027	0.1
738,816	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 4.666%, (US0001M + 3.000%), 05/14/2026	701,182	0.0
285,000	Rough Country, LLC 2021 2nd Lien Term Loan, 8.750%, (US0003M + 6.500%), 07/26/2029	274,313	0.0
325,875	Rough Country, LLC 2021 Term Loan, 5.750%, (US0003M + 3.500%), 07/28/2028	312,840	0.0
150,000	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.285%, (US0003M + 4.000%), 05/22/2024	144,375	0.0
595,373	Tenneco, Inc. 2018 Term Loan B, 4.666%, (US0001M + 3.000%), 10/01/2025	573,046	0.0
243,753	TI Group Automotive Systems, L.L.C. 2021 USD Term Loan, 5.500%, (US0003M + 3.250%), 12/16/2026	234,003	0.0
1,115,875	Truck Hero, Inc. 2021 Term Loan B, 5.166%, (US0001M + 3.500%), 01/31/2028	1,002,614	0.1
1,228,705	Wand NewCo 3, Inc. 2020 Term Loan, 4.666%, (US0001M + 3.000%), 02/05/2026	1,144,615	0.1
764,903	Wheel Pros, LLC 2021 Term Loan, 6.095%, (US0001M + 4.500%), 05/11/2028	634,870	0.0
		11,047,216	0.5

	Basic Materials: 0.0%
650,000	Iris Holding, Inc. 2022 Term Loan 1L, 6.676%, (TSFR1M + 4.750%), 06/15/2029	595,291	0.0

	Beverage & Tobacco: 0.1%
750,000	Aramark Services, Inc. 2019 Term Loan B4, 3.416%, (US0001M + 1.750%), 01/15/2027	712,813	0.0
2,082	City Brewing Company, LLC Closing Date Term Loan, 4.469%, (US0001M + 3.500%), 04/05/2028	1,858	0.0
465,000	Naked Juice LLC Term Loan, 5.403%, (SOFRRATE + 3.250%), 01/24/2029	431,724	0.0
424,098	Sunshine Investments B.V. USD Term Loan B3, 4.194%, (US0003M + 2.750%), 03/28/2025	417,736	0.0
972,143	Triton Water Holdings, Inc Term Loan, 5.750%, (US0003M + 3.500%), 03/31/2028	868,447	0.1
		2,432,578	0.1

	Building & Development: 0.6%
248,125	Aegion Corporation Term Loan, 6.273%, (US0001M + 4.750%), 05/17/2028	227,654	0.0
496,183	American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 3.652%, (US0001M + 2.000%), 01/15/2027	469,927	0.0
1,142,138	Chamberlain Group Inc Term Loan B, 4.506%, (US0001M + 3.500%), 11/03/2028	1,041,249	0.1
846,028	Core & Main LP 2021 Term Loan B, 4.124%, (US0001M + 2.500%), 07/27/2028	806,899	0.1
742,481	Cornerstone Building Brands, Inc. 2021 Term Loan B, 4.574%, (US0001M + 3.250%), 04/12/2028	619,508	0.0
672,242	CP Atlas Buyer, Inc. 2021 Term Loan B, 5.416%, (US0001M + 3.750%), 11/23/2027	590,901	0.0
763,321	Empire Today, LLC 2021 Term Loan, 5.750%, (US0003M + 5.000%), 04/03/2028	596,663	0.0
668,325	Foley Products Company, LLC 2021 Term Loan, 6.954%, (SOFRRATE + 4.750%), 12/29/2028	634,909	0.1
559,350	Foundation Building Materials Holding Company LLC 2021 Term Loan, 4.489%, (US0003M + 3.250%), 01/31/2028	502,716	0.0
80,000	IPS Corporation 2021 Delayed Draw Term Loan, 5.785%, (US0003M + 3.500%), 10/02/2028	73,867	0.0
399,000	IPS Corporation 2021 Term Loan, 5.166%, (US0001M + 3.500%), 10/02/2028	368,410	0.0
495,000	Latham Pool Products, Inc. 2022 Term Loan B, 4.540%, (SOFRRATE + 3.750%), 02/23/2029	477,056	0.0
993,134	LBM Acquisition LLC Term Loan B, 5.416%, (US0001M + 3.750%), 12/17/2027	819,542	0.1
640,250	LEB Holdings (USA), Inc Term Loan B, 5.416%, (US0001M + 3.750%), 11/02/2027	628,245	0.0
620,656	Northstar Group Services, INC. 2020 Term Loan B, 7.166%, (US0001M + 5.500%), 11/12/2026	598,157	0.0
525,000	Smyrna Ready Mix Concrete, LLC Term Loan B, 5.875%, (TSFR1M + 4.250%), 04/02/2029	485,625	0.0
563,588	Specialty Building Products Holdings, LLC 2021 Term Loan B, 5.345%, (US0001M + 3.750%), 10/15/2028	501,593	0.0
531,504	SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.500%), 06/02/2028	488,984	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

955,110	Standard Industries Inc. 2021 Term Loan B, 3.788%, (US0006M + 2.500%), 09/22/2028	926,987	0.1
1,303,857	White Cap Buyer LLC Term Loan B, 5.275%, (SOFRRATE + 3.750%), 10/19/2027	1,201,993	0.1
		12,060,885	0.6

	Business Equipment & Services: 1.2%
401,869	24-7 Intouch Inc 2018 Term Loan, 6.416%, (US0001M + 4.750%), 08/25/2025	383,784	0.0
966,459	AlixPartners, LLP 2021 USD Term Loan B, 4.416%, (US0001M + 2.750%), 02/04/2028	919,345	0.1
774,150	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 5.416%, (US0001M + 3.750%), 05/12/2028	712,863	0.0
588,525	Anticimex International AB 2021 USD Incremental Term Loan, 5.598%, (US0003M + 4.000%), 11/16/2028	560,570	0.0
638	Anticimex International AB 2021 USD Term Loan B1, 5.098%, (US0003M + 3.500%), 11/16/2028	603	0.0
914,153	APX Group, Inc. 2021 Term Loan B, 5.016%, (US0001M + 3.500%), 07/10/2028	865,589	0.1
771,125	Ascend Learning, LLC 2021 Term Loan, 5.166%, (US0001M + 3.500%), 12/11/2028	715,218	0.0
428,872	Atlas CC Acquisition Corp Term Loan B, 5.825%, (US0003M + 4.250%), 05/25/2028	397,779	0.0
87,228	Atlas CC Acquisition Corp Term Loan C, 5.825%, (US0003M + 4.250%), 05/25/2028	80,904	0.0
785,000	Belfor Holdings Inc. 2022 Incremental Term Loan, 5.775%, (SOFRRATE + 4.250%), 04/06/2026	761,450	0.1
439,338	Belfor Holdings Inc. Term Loan B, 5.416%, (US0001M + 3.750%), 04/06/2026	426,158	0.0
460,156	Castle US Holding Corporation 2021 Incremental Term Loan B, 5.666%, (US0001M + 4.000%), 01/29/2027	404,938	0.0
430,650	Cimpress Public Limited Company USD Term Loan B, 5.166%, (US0001M + 3.500%), 05/17/2028	399,428	0.0
160,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 8.416%, (US0001M + 6.750%), 03/30/2029	153,200	0.0
806,862	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 5.416%, (US0001M + 3.750%), 03/31/2028	757,105	0.0
928,825	Endure Digital Inc. Term Loan, 4.620%, (US0001M + 3.500%), 02/10/2028	840,587	0.1
853,550	Ensono, LP 2021 Term Loan, 5.666%, (US0001M + 4.000%), 05/26/2028	792,379	0.1
229,425	EP Purchaser, LLC 2021 Term Loan B, 5.750%, (US0003M + 3.500%), 11/06/2028	219,531	0.0
285,000	Escape Velocity Acquisition, Inc. 2021 Term Loan, 6.500%, (US0003M + 4.250%), 10/08/2028	272,175	0.0
805,111	Finastra USA, Inc. USD 1st Lien Term Loan, 4.739%, (US0003M + 3.500%), 06/13/2024	726,863	0.0
220,984	First Advantage Holdings, LLC 2021 Term Loan B, 4.416%, (US0001M + 2.750%), 01/31/2027	212,503	0.0
247,502	Fleetcor Technologies Operating Company, LLC 2021 Term Loan B4, 3.416%, (US0001M + 1.750%), 04/28/2028	238,861	0.0
542,790	Gainwell Acquisition Corp. Term Loan B, 6.250%, (US0003M + 4.000%), 10/01/2027	516,329	0.0
796,949	Gloves Buyer, Inc. 2021 Term Loan, 5.666%, (US0001M + 4.000%), 12/29/2027	741,163	0.0
785,275	Intrado Corporation 2017 Term Loan, 5.666%, (US0001M + 4.000%), 10/10/2024	670,429	0.0
554,400	ION Trading Finance Limited 2021 USD Term Loan, 7.000%, (US0003M + 4.750%), 04/03/2028	512,993	0.0
730,027	KUEHG Corp. 2018 Incremental Term Loan, 6.000%, (US0003M + 3.750%), 02/21/2025	682,119	0.0
462,277	Paysafe Holdings (US) Corp USD Term Loan B1, 4.416%, (US0001M + 2.750%), 06/28/2028	422,983	0.0
218,900	PECF USS Intermediate Holding III Corporation Term Loan B, 5.916%, (US0001M + 4.250%), 12/15/2028	198,488	0.0
1,250,550	Polaris Newco LLC USD Term Loan B, 5.666%, (US0001M + 4.000%), 06/02/2028	1,158,517	0.1
75,000	Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 8.666%, (US0001M + 7.000%), 12/14/2029	70,875	0.0
952,613	Pre-Paid Legal Services, Inc. 2021 Term Loan, 5.416%, (US0001M + 3.750%), 12/15/2028	891,586	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

274,041		Red Ventures, LLC 2020 Term Loan B2, 4.166%, (US0001M + 2.500%), 11/08/2024	262,189	0.0
35,550	(11)	Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 5.416%, (US0001M + 3.750%), 12/16/2027	33,417	0.0
182,125		Refficiency Holdings LLC 2021 Term Loan, 5.416%, (US0001M + 3.750%), 12/16/2027	171,197	0.0
50,000		Renaissance Holding Corp. 2022 Incremental Term Loan, 5.581%, (SOFRRATE + 4.500%), 03/30/2029	47,917	0.0
997,396		Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/2024	920,098	0.1
376,089		Rockwood Service Corporation 2020 Term Loan, 5.916%, (US0001M + 4.250%), 01/23/2027	363,396	0.0
750,000		Sandvine Corporation 2018 1st Lien Term Loan, 6.166%, (US0001M + 4.500%), 10/31/2025	720,000	0.0
65,082	(11)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 5.437%, (US0003M + 4.000%), 10/29/2027	61,991	0.0
784,469		Service Logic Acquisition, Inc Term Loan, 5.238%, (US0003M + 4.000%), 10/29/2027	747,207	0.0
1,151,300		Skopima Merger Sub Inc. Term Loan B, 5.666%, (US0001M + 4.000%), 05/12/2028	1,064,953	0.1
1,030,121		Staples, Inc. 7 Year Term Loan, 6.286%, (US0003M + 5.000%), 04/16/2026	902,275	0.1
1,100,000		Turing Midco LLC 2021 Term Loan B, 4.416%, (US0001M + 2.750%), 03/23/2028	1,058,407	0.1
977,203		Verscend Holding Corp. 2021 Term Loan B, 5.666%, (US0001M + 4.000%), 08/27/2025	937,301	0.1
776,425		Virtusa Corporation First Lien Term Loan B, 5.416%, (US0001M + 3.750%), 02/11/2028	734,692	0.0
468,860		VM Consolidated, Inc. 2021 Term Loan B, 6.125%, (US0006M + 3.250%), 03/24/2028	446,590	0.0
8,975	(11)	VT Topco, Inc. 2021 Delayed Draw Term Loan, 5.973%, (US0003M + 3.750%), 08/01/2025	8,593	0.0
135,063		VT Topco, Inc. 2021 Incremental Term Loan, 5.416%, (US0001M + 3.750%), 08/01/2025	129,323	0.0
565,725		Waterlogic Holdings Limited 2021 USD Term Loan B2, 6.416%, (US0001M + 4.750%), 08/04/2028	548,753	0.0
332,687		Yak Access, LLC 2018 1st Lien Term Loan B, 6.576%, (US0003M + 5.000%), 07/11/2025	232,673	0.0
208,333		Yak Access, LLC 2018 2nd Lien Term Loan B, 12.185%, (US0003M + 10.000%), 07/10/2026	111,458	0.0
			26,209,745	1.2

		Cable & Satellite Television: 0.3%
583,538		Atlantic Broadband Finance, LLC 2021 Term Loan, 4.166%, (US0001M + 2.500%), 09/01/2028	556,841	0.0
218,108		CSC Holdings, LLC 2019 Term Loan B5, 3.824%, (US0001M + 2.500%), 04/15/2027	203,454	0.0
1,014,448		DirecTV Financing, LLC Term Loan, 6.666%, (US0001M + 5.000%), 08/02/2027	938,182	0.1
998,728		Radiate Holdco, LLC 2021 Term Loan B, 4.916%, (US0001M + 3.250%), 09/25/2026	927,569	0.0
2,147,551		Telesat Canada Term Loan B5, 4.420%, (US0001M + 2.750%), 12/07/2026	1,535,499	0.1
1,250,000		UPC Financing Partnership 2021 USD Term Loan AX, 4.324%, (US0001M + 3.000%), 01/31/2029	1,186,459	0.1
900,000		Virgin Media Bristol LLC 2020 USD Term Loan Q, 4.574%, (US0001M + 3.250%), 01/31/2029	862,875	0.0
333,325		WideOpenWest Finance LLC 2021 Term Loan B, 4.509%, (SOFRRATE + 3.000%), 12/20/2028	322,214	0.0
			6,533,093	0.3

		Chemicals & Plastics: 0.4%
299,002		Avantor Funding, Inc. 2021 Term Loan B5, 3.916%, (US0001M + 2.250%), 11/08/2027	287,291	0.0
494,076		Axalta Coating Systems US Holdings Inc. USD Term Loan B3, 4.000%, (US0003M + 1.750%), 06/01/2024	483,948	0.0
115,000		CPC Acquisition Corp Second Lien Term Loan, 10.000%, (US0003M + 7.750%), 12/29/2028	102,494	0.0
471,438		GEON Performance Solutions, LLC 2021 Term Loan, 6.166%, (US0001M + 4.500%), 08/18/2028	448,160	0.0
1,060,000		Hexion Holdings Corporation 2022 USD Term Loan, 5.924%, (SOFRRATE + 4.500%), 03/15/2029	953,337	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2022 (Unaudited) (Continued)

305,000		Hexion Inc 2022 2nd Lien Term Loan, 8.871%, (SOFRRATE + 7.438%), 03/15/2030	269,925	0.0
1,057,621		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 4.416%, (US0001M + 2.750%), 01/29/2026	1,000,774	0.1
548,625		Ineos US Finance LLC 2021 USD Term Loan B, 4.166%, (US0001M + 2.500%), 11/08/2028	521,880	0.0
287,109		Lonza Group AG USD Term Loan B, 6.250%, (US0003M + 4.000%), 07/03/2028	257,967	0.0
827,925		LSF11 A5 Holdco LLC Term Loan, 5.140%, (SOFRRATE + 3.500%), 10/15/2028	776,956	0.1
763,088		Olympus Water US Holding Corporation 2021 USD Term Loan B, 5.982%, (US0003M + 3.750%), 11/09/2028	713,010	0.0
145,000		Olympus Water US Holding Corporation 2022 Incremental Term Loan, 6.554%, (TSFR1M + 4.500%), 11/09/2028	136,300	0.0
608,836		Polar US Borrower, LLC 2018 1st Lien Term Loan, 6.004%, (US0003M + 4.750%), 10/15/2025	558,607	0.0
590,269		PQ Corporation 2021 Term Loan B, 3.739%, (US0003M + 2.500%), 06/09/2028	565,367	0.0
522,375		Sparta U.S. HoldCo LLC 2021 Term Loan, 4.620%, (US0001M + 3.250%), 08/02/2028	497,562	0.0
204,257		Tronox Finance LLC 2021 Term Loan B, 4.402%, (US0003M + 2.250%), 03/10/2028	195,002	0.0
997,500		Tronox Finance LLC 2022 Term Loan, 5.304%, (SOFRRATE + 3.250%), 04/04/2029	960,094	0.1
			8,728,674	0.4

		Clothing/Textiles: 0.0%
540,000		ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 5.275%, (SOFRRATE + 3.750%), 12/21/2028	506,250	0.0
337,450		Birkenstock GmbH & Co. KG USD Term Loan B, 5.098%, (US0006M + 3.250%), 04/28/2028	309,610	0.0
55,000		Crocs Inc Term Loan B, 4.448%, (SOFRRATE + 3.500%), 02/20/2029	50,628	0.0
			866,488	0.0

		Communications: 0.1%
1,180,000		Maxar Technologies, Inc. 2022 Term Loan B 1L, 6.176%, (TSFR1M + 4.250%), 06/14/2029	1,117,313	0.1

		Conglomerates: 0.0%
263,758		Fender Musical Instruments Corporation 2021 Term Loan B, 5.226%, (SOFRRATE + 4.000%), 12/01/2028	249,251	0.0

		Consumer, Cyclical: 0.0%
82,733		Holley, Inc. Term Loan 1L, 6.035%, (US0003M + 3.750%), 12/31/2028	78,596	0.0
195,000		Peloton Interactive, Inc. 2022 TL 1L, 8.426%, (TSFR1M + 6.500%), 05/17/2027	189,638	0.0
260,000		Penn National Gaming, Inc. 2022 Term Loan B 1L, 4.676%, (TSFR1M + 2.750%), 05/03/2029	250,169	0.0
			518,403	0.0

		Consumer, Non-cyclical: 0.1%
1,065,000		Bausch & Lomb 2022 TL B 1L, 5.176%, (TSFR1M + 3.250%), 05/10/2027	991,560	0.1
300,000		Galaxy US Opco, Inc. 2022 Term Loan B 1L, 6.676%, (TSFR1M + 4.750%), 04/06/2029	281,250	0.0
675,000		Refresco / Pegasus 2022 TL B 1L, 6.176%, (TSFR1M + 4.250%), 05/05/2029	641,812	0.0
			1,914,622	0.1

		Containers & Glass Products: 0.5%
147,686		Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.250%, (US0003M + 3.000%), 04/22/2024	132,918	0.0
637,516		Altium Packaging LLC 2021 Term Loan B, 4.416%, (US0001M + 2.750%), 02/03/2028	592,624	0.1
1,047,581		Charter NEX US, Inc. 2021 Term Loan, 5.416%, (US0001M + 3.750%), 12/01/2027	989,702	0.1
630,000		Clydesdale Acquisition Holdings Inc Term Loan, 5.875%, (TSFR1M + 4.250%), 04/13/2029	592,528	0.1
550,385		Plastipak Packaging, Inc. 2021 Term Loan B, 4.188%, (US0001M + 2.500%), 12/01/2028	529,058	0.0
488,109		Plaze, Inc. 2020 Incremental Term Loan, 5.421%, (US0001M + 3.750%), 08/03/2026	453,941	0.0
641,775		Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 5.044%, (US0003M + 4.000%), 10/02/2028	581,341	0.0
205,000		Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 7.793%, (US0003M + 6.750%), 10/01/2029	177,837	0.0
168,575	(11)	Pro Mach Group, Inc. 2021 Delayed Draw Term Loan, 5.666%, (US0001M + 4.000%), 08/31/2028	158,953	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2022 (Unaudited) (Continued)

1,018,735		Pro Mach Group, Inc. 2021 Term Loan B, 5.666%, (US0001M + 4.000%), 08/31/2028	960,582	0.1
1,312,057		Proampac PG Borrower LLC 2020 Term Loan, 5.186%, (US0003M + 3.750%), 11/03/2025	1,219,393	0.1
494,228		Reynolds Consumer Products LLC Term Loan, 3.416%, (US0001M + 1.750%), 02/04/2027	475,077	0.0
537,055		Reynolds Group Holdings Inc. 2020 Term Loan B2, 4.916%, (US0001M + 3.250%), 02/05/2026	502,594	0.0
596,731		Reynolds Group Holdings Inc. 2021 Term Loan B, 5.166%, (US0001M + 3.500%), 09/24/2028	558,093	0.0
652,861		Tosca Services, LLC 2021 Term Loan, 5.166%, (US0001M + 3.500%), 08/18/2027	587,575	0.0
487,538		TricorBraun Holdings, Inc. 2021 Term Loan, 4.916%, (US0001M + 3.250%), 03/03/2028	454,995	0.0
87,883	(11)	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 6.250%, (US0003M + 4.000%), 09/15/2028	82,610	0.0
617,138		Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 6.250%, (US0003M + 4.000%), 09/15/2028	580,109	0.0
430,000		Valcour Packaging LLC 2021 1st Lien Term Loan, 5.220%, (US0006M + 3.750%), 10/04/2028	405,275	0.0
200,000		Valcour Packaging LLC 2021 2nd Lien Term Loan, 8.470%, (US0003M + 7.000%), 10/04/2029	177,000	0.0
			10,212,205	0.5

		Cosmetics/Toiletries: 0.0%
495,225		Anastasia Parent, LLC 2018 Term Loan B, 6.000%, (US0003M + 3.750%), 08/11/2025	398,037	0.0

		Drugs: 0.2%
475,000		Alvogen Pharma US, Inc. 2020 Extended Term Loan, 7.500%, (US0003M + 5.250%), 12/31/2023	418,891	0.0
742,225		Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.497%, (US0001M + 3.500%), 05/04/2025	673,105	0.0
303,475		ANI Pharmaceuticals, Inc Term Loan B, 7.666%, (US0001M + 6.000%), 04/27/2028	292,095	0.0
641,341		Endo Luxembourg Finance Company I S.a r.l. 2021 Term Loan, 6.688%, (US0001M + 5.000%), 03/27/2028	492,229	0.0
1,111,002		Jazz Financing Lux S.a.r.l. USD Term Loan, 5.166%, (US0001M + 3.500%), 05/05/2028	1,061,999	0.1
1,053,161		Organon & Co USD Term Loan, 4.625%, (US0003M + 3.000%), 06/02/2028	1,015,423	0.1
			3,953,742	0.2

		Ecological Services & Equipment: 0.0%
1,663		Denali Water Solutions Term Loan B, 6.500%, (US0003M + 4.250%), 03/27/2028	1,521	0.0

		Electronics/Electrical: 1.6%
410,000		Altar Bidco, Inc. 2021 2nd Lien Term Loan, 7.355%, (US0006M + 5.600%), 02/01/2030	372,588	0.0
5,000		Altar Bidco, Inc. 2021 Term Loan, 5.506%, (SOFRRATE + 3.350%), 02/01/2029	4,623	0.0
399,925		AP Core Holdings II, LLC Amortization Term Loan B1, 7.166%, (US0001M + 5.500%), 09/01/2027	377,262	0.0
680,000		AP Core Holdings II, LLC High-Yield Term Loan B2, 7.166%, (US0001M + 5.500%), 09/01/2027	642,316	0.0
326,700		Atlas Purchaser, Inc. 2021 Term Loan, 6.621%, (US0003M + 5.250%), 05/08/2028	271,161	0.0
375,000		Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 7.166%, (US0001M + 5.500%), 02/27/2026	349,219	0.0
1,245,563		Banff Merger Sub Inc 2021 USD Term Loan, 5.416%, (US0001M + 3.750%), 10/02/2025	1,160,968	0.1
707,283		Barracuda Networks, Inc. 1st Lien Term Loan, 5.982%, (US0003M + 3.750%), 02/12/2025	702,421	0.1
382,946		CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 6.000%, (US0003M + 3.750%), 08/29/2025	345,609	0.0
932,663		Cloudera, Inc. 2021 Term Loan, 5.416%, (US0001M + 3.750%), 10/08/2028	861,158	0.1
129,973		Cohu, Inc. 2018 Term Loan B, 3.519%, (US0003M + 3.000%), 10/01/2025	128,023	0.0
299,250		ConnectWise, LLC 2021 Term Loan B, 5.750%, (US0003M + 3.500%), 09/29/2028	275,497	0.0
695,862		Constant Contact Inc Term Loan, 5.011%, (US0003M + 4.000%), 02/10/2028	621,927	0.0
1,989,963		CoreLogic, Inc. Term Loan, 5.188%, (US0001M + 3.500%), 06/02/2028	1,653,659	0.1
1,341,638		Cornerstone OnDemand, Inc. 2021 Term Loan, 5.416%, (US0001M + 3.750%), 10/16/2028	1,205,237	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2022 (Unaudited) (Continued)

485,000		Creation Technologies Inc. 2021 Term Loan, 6.462%, (US0003M + 5.500%), 10/05/2028	424,375	0.0
512,455		Delta TopCo, Inc. 2020 Term Loan B, 5.836%, (US0003M + 3.750%), 12/01/2027	466,654	0.0
744,231		EagleView Technology Corporation 2018 Add On Term Loan B, 5.750%, (US0003M + 3.500%), 08/14/2025	685,312	0.1
415,000		Entegris, Inc. 2022 Term Loan B, 4.500%, (SOFRRATE + 3.000%), 03/02/2029	402,896	0.0
1,303,873		GoTo Group, Inc. Term Loan B, 6.345%, (US0001M + 4.750%), 08/31/2027	1,023,540	0.1
450,000		Grab Holdings Inc Term Loan B, 5.500%, (US0006M + 4.500%), 01/29/2026	413,437	0.0
1,542,366		Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4, 5.666%, (US0001M + 4.000%), 12/01/2027	1,478,357	0.1
538,571		Helios Software Holdings, Inc. 2021 USD Term Loan B, 5.954%, (US0003M + 3.750%), 03/11/2028	496,832	0.0
1,537,496		Hyland Software, Inc. 2018 1st Lien Term Loan, 5.166%, (US0001M + 3.500%), 07/01/2024	1,489,449	0.1
435,252		Imperva, Inc. 1st Lien Term Loan, 5.399%, (US0003M + 4.000%), 01/12/2026	391,727	0.0
1,012,463		Informatica LLC 2021 USD Term Loan B, 4.438%, (US0001M + 2.750%), 10/27/2028	963,738	0.1
1,196,650		Ingram Micro Inc. 2021 Term Loan B, 5.750%, (US0003M + 3.500%), 06/30/2028	1,133,826	0.1
643,388		Instructure Holdings 2021 Term Loan B, 3.269%, (US0003M + 2.750%), 10/30/2028	612,827	0.0
150,000		Ivanti Software, Inc. 2021 2nd Lien Term Loan, 8.848%, (US0003M + 7.250%), 12/01/2028	136,875	0.0
83,938		Ivanti Software, Inc. 2021 Add On Term Loan B, 5.611%, (US0001M + 4.000%), 12/01/2027	71,906	0.0
1,437,949		Ivanti Software, Inc. 2021 Term Loan B, 5.848%, (US0003M + 4.250%), 12/01/2027	1,237,834	0.1
1,181,550		Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 6.230%, (US0003M + 5.000%), 07/27/2028	1,067,333	0.1
375,000		Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 9.480%, (US0003M + 8.250%), 07/27/2029	352,969	0.0
264,338		Mediaocean LLC 2021 Term Loan, 5.166%, (US0001M + 3.500%), 12/15/2028	251,561	0.0
405,000		MH Sub I, LLC 2021 2nd Lien Term Loan, 7.916%, (US0001M + 6.250%), 02/23/2029	384,370	0.0
513,713		Mitchell International, Inc. 2021 Term Loan B, 5.345%, (US0001M + 3.750%), 10/15/2028	467,693	0.0
339,703		ON Semiconductor Corporation 2019 Term Loan B, 3.666%, (US0001M + 2.000%), 09/19/2026	336,810	0.0
293,235		Panther Commercial Holdings L.P Term Loan, 5.739%, (US0003M + 4.500%), 01/07/2028	275,885	0.0
179,550		Ping Identity Corporation 2021 Term Loan B, 5.375%, (SOFRRATE + 3.750%), 11/22/2028	173,715	0.0
398,613		Planview Parent, Inc. Term Loan, 6.250%, (US0001M + 4.000%), 12/17/2027	377,021	0.0
494,832		Project Accelerate Parrent LLC 1st Lien Term Loan, 5.916%, (US0001M + 4.250%), 01/02/2025	468,853	0.0
6,309		Project Boost Purchaser, LLC 2019 Term Loan B, 5.166%, (US0001M + 3.500%), 06/01/2026	5,919	0.0
191,555		Project Leopard Holdings, Inc. 2019 Term Loan, 6.166%, (US0003M + 4.500%), 07/07/2024	190,573	0.0
460,000		Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 8.724%, (SOFRRATE + 7.500%), 02/01/2030	415,917	0.0
889,080		Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/2028	814,842	0.1
597,000		RealPage, Inc 1st Lien Term Loan, 4.916%, (US0001M + 3.000%), 04/24/2028	552,524	0.0
1,945,300		Redstone Buyer LLC 2021 Term Loan, 5.934%, (US0003M + 4.750%), 04/27/2028	1,687,548	0.1
927,707	(3)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 7.630% (PIK Rate 2.000%, Cash Rate 7.000%), 12/07/2026	542,709	0.0
793,004		Rocket Software, Inc. 2018 Term Loan, 5.916%, (US0001M + 4.250%), 11/28/2025	740,137	0.1
237,600		Rocket Software, Inc. 2021 USD Incremental Term Loan B, 5.916%, (US0001M + 4.250%), 11/28/2025	222,156	0.0
263,332		Sabre GLBL Inc. 2021 Term Loan B1, 5.166%, (US0001M + 3.500%), 12/17/2027	247,478	0.0
419,768		Sabre GLBL Inc. 2021 Term Loan B2, 5.166%, (US0001M + 3.500%), 12/17/2027	394,494	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2022 (Unaudited) (Continued)

573,164		Seattle Spinco, Inc. USD Term Loan B3, 4.416%, (US0001M + 2.750%), 06/21/2024	546,655	0.0
453,860		SkillSoft Corporation 2021 Term Loan, 6.187%, (TSFR1M + 5.250%), 07/14/2028	422,846	0.0
374,526		SonicWall US Holdings Inc. 1st Lien Term Loan, 5.256%, (US0003M + 3.750%), 05/16/2025	358,063	0.0
80,257	(11)	Sovos Compliance, LLC 2021 Delayed Draw Term Loan, 6.152%, (US0001M + 4.500%), 08/11/2028	75,876	0.0
462,419		Sovos Compliance, LLC 2021 Term Loan, 6.166%, (US0001M + 4.500%), 08/11/2028	437,179	0.0
234,413		Tenable Holdings, Inc. Term Loan B, 3.269%, (US0006M + 2.750%), 07/07/2028	223,864	0.0
425,854		Trader Interactive, LLC 2021 Term Loan B, 5.416%, (US0001M + 3.750%), 07/28/2028	409,884	0.0
6,289		Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 3.750%, 02/28/2025	6,229	0.0
601,907		Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 7.250%, 05/29/2026	466,779	0.0
591,430		TTM Technologies, Inc. 2017 Term Loan, 3.562%, (US0001M + 2.500%), 09/28/2024	586,162	0.0
49,875		Virtusa Corporation 2022 Incremental Term Loan, 5.375%, (SOFRRATE + 3.750%), 02/15/2029	47,194	0.0
343,700		Watlow Electric Manufacturing Company Term Loan B, 5.416%, (US0001M + 3.750%), 03/02/2028	323,508	0.0
423,363		Xperi Corporation 2020 Term Loan B, 5.166%, (US0001M + 3.500%), 06/08/2028	407,222	0.0
			34,683,221	1.6

		Equipment Leasing: 0.1%
288,550		Albion Financing 3 SARL USD Term Loan, 6.434%, (US0003M + 5.250%), 08/17/2026	276,828	0.0
708,841		Rent-A-Center, Inc. 2021 First Lien Term Loan B, 4.938%, (US0001M + 3.250%), 02/17/2028	639,139	0.1
			915,967	0.1

		Financial: 0.0%
110,000		Blackstone Mortgage Trust, Inc. 2022 TL B4 1L, 5.426%, (TSFR1M + 3.500%), 05/09/2029	106,562	0.0
155,000		Wells Fargo AM / Allspring 2022 TL B 1L, 5.037%, (US0001M + 3.250%), 11/01/2028	149,640	0.0
			256,202	0.0

		Financial Intermediaries: 0.5%
775,606		Advisor Group, Inc. 2021 Term Loan, 6.166%, (US0001M + 4.500%), 07/31/2026	739,734	0.1
415,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0003M + 6.500%), 08/02/2029	384,394	0.0
537,303		AqGen Island Holdings, Inc. Term Loan, 5.813%, (US0003M + 3.500%), 08/02/2028	502,378	0.0
385,125		Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 4.416%, (US0001M + 2.750%), 04/23/2026	364,906	0.0
96,610		Castlelake Aviation Limited Delayed Draw Term Loan, 5.035%, (US0003M + 2.750%), 10/07/2026	92,464	0.0
565,725		Castlelake Aviation Limited Term Loan B, 4.579%, (US0003M + 2.750%), 10/22/2026	541,446	0.0
690,210		Citadel Securities LP 2021 Term Loan B, 3.649%, (SOFRRATE + 2.500%), 02/02/2028	665,838	0.0
675,064		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 4.416%, (US0001M + 2.750%), 08/21/2025	636,459	0.0
1,239,867		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 5.275%, (TSFR1M + 3.750%), 04/09/2027	1,171,054	0.1
1,098,124		Edelman Financial Center, LLC 2021 Term Loan B, 5.166%, (US0001M + 3.500%), 04/07/2028	1,014,392	0.1
1,139,037		First Eagle Holdings, Inc. 2020 Term Loan B, 4.750%, (US0003M + 2.500%), 02/01/2027	1,066,898	0.1
636,595		Focus Financial Partners, LLC 2021 Term Loan, 4.166%, (US0001M + 2.500%), 06/30/2028	609,938	0.0
636,800		HighTower Holdings LLC 2021 Term Loan B, 5.098%, (US0003M + 4.000%), 04/21/2028	595,408	0.0
569,221		Jane Street Group, LLC 2021 Term Loan, 4.416%, (US0001M + 2.750%), 01/26/2028	547,698	0.0
247,462		LPL Holdings, Inc. 2019 Term Loan B1, 2.812%, (US0001M + 1.750%), 11/12/2026	242,203	0.0
494,225		Trans Union, LLC 2019 Term Loan B5, 3.416%, (US0001M + 1.750%), 11/16/2026	471,830	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2022 (Unaudited) (Continued)

814,010		Trans Union, LLC 2021 Term Loan B6, 3.916%, (US0001M + 2.250%), 12/01/2028	778,833	0.1
625,000		VFH Parent LLC 2022 Term Loan B, 4.434%, (SOFRRATE + 3.000%), 01/13/2029	592,969	0.0
199,000		Walker & Dunlop, Inc. 2021 Term Loan, 3.875%, (SOFRRATE + 2.250%), 12/16/2028	191,040	0.0
			11,209,882	0.5

		Food Products: 0.3%
488,608		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 5.416%, (US0001M + 3.750%), 10/01/2025	415,317	0.0
684,825		8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 6.383%, (US0001M + 4.750%), 10/01/2025	589,520	0.1
285,000		BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 9.500%, (US0003M + 7.250%), 06/08/2029	273,600	0.0
783,038		CHG PPC Parent LLC 2021 Term Loan, 4.688%, (US0001M + 3.000%), 12/08/2028	739,970	0.1
108,158		Dessert Holdings Inc. Delayed Draw Term Loan, 6.285%, (US0003M + 4.000%), 06/09/2028	100,317	0.0
573,958		Dessert Holdings Inc. Term Loan, 6.254%, (US0003M + 4.000%), 06/09/2028	532,346	0.0
1,656,624		IRB Holding Corp 2022 Term Loan B, 4.238%, (SOFRRATE + 3.150%), 12/15/2027	1,575,864	0.1
494,885		JBS USA Lux S.A. 2019 Term Loan B, 2.804%, (US0006M + 2.000%), 05/01/2026	479,420	0.0
475,000		Primary Products Finance LLC Term Loan, 4.500%, (US0001M + 4.000%), 03/31/2029	462,333	0.0
516,013		Sigma Bidco B.V. 2018 USD Term Loan B2, 3.345%, (US0006M + 3.000%), 07/02/2025	416,680	0.0
641,746		Weber-Stephen Products LLC Term Loan B, 4.916%, (US0001M + 3.250%), 10/30/2027	585,192	0.0
207,375		WOOF Holdings, Inc 1st Lien Term Loan, 5.813%, (US0003M + 3.750%), 12/21/2027	194,414	0.0
			6,364,973	0.3

		Food Service: 0.3%
742,386		1011778 B.C. Unlimited Liability Company Term Loan B4, 3.416%, (US0001M + 1.750%), 11/19/2026	710,463	0.0
1,536,150		Fertitta Entertainment, LLC 2022 Term Loan B, 5.525%, (SOFRRATE + 4.000%), 01/27/2029	1,418,195	0.1
860,675		Flynn Restaurant Group LP 2021 Term Loan B, 5.916%, (US0001M + 4.250%), 12/01/2028	806,883	0.1
500,000		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.916%, (US0001M + 4.250%), 04/07/2025	478,334	0.0
629,374		H Food Holdings LLC 2018 Term Loan B, 5.354%, (US0001M + 3.688%), 05/23/2025	568,089	0.0
52,000		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 8.416%, (US0001M + 6.750%), 07/30/2029	49,725	0.0
232,759		Tacala, LLC 1st Lien Term Loan, 5.166%, (US0001M + 3.500%), 02/05/2027	217,921	0.0
991,078		US Foods, Inc. 2019 Term Loan B, 3.575%, (US0003M + 2.000%), 09/13/2026	933,595	0.1
577,100		US Foods, Inc. 2021 Term Loan B, 4.325%, (US0003M + 2.750%), 11/22/2028	550,650	0.0
750,000		Welbilt, Inc. 2018 Term Loan B, 4.166%, (US0001M + 2.500%), 10/23/2025	740,625	0.0
			6,474,480	0.3

		Food/Drug Retailers: 0.1%
1,114,350		EG America LLC 2018 USD Term Loan, 6.250%, (US0003M + 4.000%), 02/07/2025	1,054,106	0.1
183,469		EG Group Limited 2021 Term Loan, 6.500%, (US0003M + 4.250%), 03/31/2026	174,525	0.0
45,178	(3)	Moran Foods, LLC 2020 2nd Lien Term Loan, 13.000%, (US0003M + 9.750%) (PIK Rate 10.750%, Cash Rate 1.000%), 10/01/2024	27,784	0.0
32,092	(3)	Moran Foods, LLC 2020 Term Loan, 9.250%, (US0003M + 7.000%) (PIK Rate 7.000%, Cash Rate 1.000%), 04/01/2024	29,204	0.0
			1,285,619	0.1

		Forest Products: 0.0%
273,531		Osmose Utilities Services, Inc. Term Loan, 4.916%, (US0001M + 3.250%), 06/23/2028	245,836	0.0
337,457		Spa Holdings 3 Oy USD Term Loan B, 6.000%, (US0003M + 3.750%), 02/04/2028	314,678	0.0
			560,514	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2022 (Unaudited) (Continued)

		Health Care: 1.3%
570,000		Accelerated Health Systems, LLC 2022 Term Loan B, 5.160%, (SOFRRATE + 4.250%), 02/15/2029	542,213	0.0
471,438		ADMI Corp. 2021 Incremental Term Loan B3, 5.166%, (US0001M + 3.500%), 12/23/2027	432,780	0.0
755,438		ADMI Corp. 2021 Term Loan B2, 5.041%, (US0001M + 3.375%), 12/23/2027	689,526	0.0
294,513		Agiliti Health, Inc Term Loan, 3.813%, (US0001M + 2.750%), 01/04/2026	283,469	0.0
627,798		Air Methods Corporation 2017 Term Loan B, 5.750%, (US0003M + 3.500%), 04/22/2024	558,348	0.0
51,449	(11)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 5.000%, (SOFRRATE + 3.500%), 02/15/2029	47,488	0.0
303,551		Athenahealth, Inc. 2022 Term Loan, 5.009%, (SOFRRATE + 3.500%), 02/15/2029	280,177	0.0
669,938		Bella Holding Company, LLC 2021 Term Loan B, 5.416%, (US0001M + 3.750%), 05/10/2028	628,485	0.0
175,684		Carestream Dental Equipment, Inc 2017 1st Lien Term Loan, 4.916%, (US0001M + 3.250%), 09/01/2024	165,363	0.0
499,606		CCRR Parent, Inc Term Loan B, 6.010%, (US0003M + 3.750%), 03/06/2028	482,119	0.0
702,072		Change Healthcare Holdings LLC 2017 Term Loan B, 4.166%, (US0001M + 2.500%), 03/01/2024	684,520	0.0
724,525		CHG Healthcare Services Inc. 2021 Term Loan, 4.750%, (US0003M + 3.250%), 09/29/2028	682,639	0.0
736,185		Curia Global, Inc. 2021 Term Loan, 4.989%, (US0003M + 3.750%), 08/30/2026	694,775	0.0
811,406		Da Vinci Purchaser Corp. 2019 Term Loan, 6.250%, (US0003M + 4.000%), 01/08/2027	771,849	0.1
156,957		Embecta Corp Term Loan B, 5.054%, (TSFR1M + 3.000%), 03/30/2029	148,716	0.0
1,196,941		Envision Healthcare Corporation 2018 1st Lien Term Loan, 5.416%, (US0001M + 3.750%), 10/10/2025	417,860	0.0
646,751		eResearchTechnology, Inc. 2020 1st Lien Term Loan, 6.166%, (US0001M + 4.500%), 02/04/2027	598,514	0.0
945,669		Global Medical Response, Inc. 2020 Term Loan B, 5.250%, (US0001M + 4.250%), 10/02/2025	881,836	0.1
584,830		GoodRx, Inc. 1st Lien Term Loan, 4.416%, (US0001M + 2.750%), 10/10/2025	536,582	0.0
247,396		Greenway Health, LLC 2017 1st Lien Term Loan, 5.250%, (US0003M + 3.750%), 02/16/2024	224,202	0.0
430,650		Heartland Dental, LLC 2021 Incremental Term Loan, 5.642%, (US0001M + 4.000%), 04/30/2025	404,811	0.0
1,142,650		Hunter Holdco 3 Limited USD Term Loan B, 6.500%, (US0003M + 4.250%), 08/19/2028	1,088,374	0.1
344,138		ICU Medical, Inc. Term Loan B, 4.604%, (SOFRRATE + 2.650%), 01/08/2029	333,383	0.0
895,478		Lifescan Global Corporation 2018 1st Lien Term Loan, 6.962%, (US0003M + 6.000%), 10/01/2024	801,453	0.1
460,845		Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 6.377%, (US0003M + 3.500%), 11/01/2028	432,810	0.0
88,000	(11)	Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan, 5.785%, (US0003M + 3.500%), 11/01/2028	82,647	0.0
1,306,725		Medline Borrower, LP USD Term Loan B, 4.916%, (US0001M + 3.250%), 10/23/2028	1,214,321	0.1
280,000		MJH Healthcare Holdings, LLC 2021 Term Loan B, 5.109%, (SOFRRATE + 3.600%), 01/28/2029	263,900	0.0
930,463		MPH Acquisition Holdings LLC 2021 Term Loan B, 5.825%, (US0003M + 4.250%), 09/01/2028	860,096	0.1
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 9.510%, (US0003M + 7.250%), 03/02/2029	138,000	0.0
1,198,439		National Mentor Holdings, Inc. 2021 Term Loan, 5.747%, (US0003M + 3.750%), 03/02/2028	1,054,626	0.1
40,256		National Mentor Holdings, Inc. 2021 Term Loan C, 6.010%, (US0003M + 3.750%), 03/02/2028	35,425	0.0
217,800		New Trojan Parent, Inc. 1st Lien Term Loan, 4.329%, (US0001M + 3.250%), 01/06/2028	195,657	0.0
425,700		Pacific Dental Services, LLC 2021 Term Loan, 4.759%, (US0001M + 3.250%), 05/05/2028	409,204	0.0
773,034		Pathway Vet Alliance LLC 2021 Term Loan, 6.000%, (US0003M + 3.750%), 03/31/2027	719,888	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2022 (Unaudited) (Continued)

615,038		Pediatric Associates Holding Company, LLC 2021 Term Loan B, 5.076%, (US0003M + 3.250%), 12/29/2028	578,135	0.0
93,395		Pediatric Associates Holding Company, LLC 2022 Delayed Draw Term loan, 4.922%, (US0003M + 3.250%), 12/29/2028	87,791	0.0
149,091	(11)	Perrigo Investments, LLC Delayed Draw Term Loan B, 4.000%, (SOFRRATE + 2.500%), 04/20/2029	144,618	0.0
260,909		Perrigo Investments, LLC Term Loan B, 3.645%, (TSFR1M + 2.500%), 04/20/2029	253,082	0.0
852,538		PetVet Care Centers, LLC 2021 Term Loan B3, 5.166%, (US0001M + 3.500%), 02/14/2025	806,359	0.1
1,017,403		Phoenix Guarantor Inc 2020 Term Loan B, 4.916%, (US0001M + 3.250%), 03/05/2026	952,861	0.1
298,121		Physician Partners LLC Term Loan, 5.625%, (SOFRRATE + 4.000%), 12/23/2028	280,606	0.0
202,950		Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 6.076%, (US0003M + 4.000%), 06/22/2026	177,835	0.0
628,425		PointClickCare Technologies, Inc. 2022 Term Loan B, 4.775%, (SOFRRATE + 4.000%), 12/29/2027	593,862	0.0
485,000		Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 4.900%, (SOFRRATE + 3.750%), 07/24/2026	454,688	0.0
276,500		Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.916%, (US0001M + 3.250%), 03/03/2028	259,564	0.0
1,285,765		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 5.416%, (US0001M + 3.750%), 11/16/2025	1,202,535	0.1
368,150		Resonetics, LLC 2021 Term Loan, 5.239%, (US0003M + 4.000%), 04/28/2028	350,203	0.0
579,198		RxBenefits, Inc. 2020 Term Loan, 6.609%, (US0006M + 4.500%), 12/20/2027	538,654	0.0
500,000		Select Medical Corporation 2017 Term Loan B, 4.170%, (US0001M + 2.500%), 03/06/2025	479,166	0.0
635,000		Sotera Health Holdings, LLC 2021 Term Loan, 4.416%, (US0001M + 2.750%), 12/11/2026	604,837	0.0
816,750		Surgery Center Holdings, Inc. 2021 Term Loan, 4.950%, (US0001M + 3.750%), 08/31/2026	762,895	0.1
394,239		Tecomet Inc. 2017 Repriced Term Loan, 4.500%, (US0003M + 3.500%), 05/01/2024	343,974	0.0
863,475		US Anesthesia Partners Inc 2021 Term Loan, 5.312%, (US0001M + 4.250%), 10/01/2028	809,200	0.1
798,963		Virgin Pulse, Inc. 2021 Term Loan, 5.666%, (US0001M + 4.000%), 04/06/2028	693,100	0.0
628,425		WP CityMD Bidco LLC 2021 1st Lien Term Loan B, 5.500%, (US0003M + 3.250%), 12/22/2028	592,919	0.0
			28,752,940	1.3

		Home Furnishings: 0.1%
526,025		Conair Holdings, LLC Term Loan B, 6.000%, (US0003M + 3.750%), 05/17/2028	442,738	0.0
746,250		Illuminate Merger Sub Corp. Term Loan, 6.377%, (US0006M + 3.500%), 07/21/2028	656,234	0.0
989,687		Prime Security Services Borrower, LLC 2021 Term Loan, 3.500%, (US0006M + 2.750%), 09/23/2026	927,584	0.1
25,000		Solis IV BV USD Term Loan B1, 4.842%, (SOFRRATE + 3.500%), 02/26/2029	21,583	0.0
			2,048,139	0.1

		Industrial: 0.1%
295,000		AZZ, Inc. 2022 TL B 1L, 6.176%, (TSFR1M + 4.250%), 05/06/2029	283,938	0.0
240,000		Brown Group Holding LLC 2022 Term Loan B2 1L, 5.676%, (TSFR1M + 3.750%), 06/09/2029	231,600	0.0
663,896		First Student Bidco, Inc. 2022 Term Loan B 1L, 5.926%, (TSFR1M + 4.000%), 06/29/2028	613,274	0.1
46,104		First Student Bidco, Inc. 2022 Term Loan C 1L, 5.926%, (TSFR1M + 4.000%), 06/29/2028	42,617	0.0
225,000		Five Star 2022 Term Loan 1L, 6.176%, (TSFR1M + 4.250%), 05/04/2029	217,125	0.0
575,000		Project Castle, Inc. Term Loan B 1L, 7.426%, (TSFR1M + 5.500%), 05/31/2029	523,250	0.0
630,000		STG Logistics, Inc. 2022 TL 1L, 7.926%, (TSFR1M + 6.000%), 05/15/2029	607,950	0.0
155,000		Vertex Aerospace Services Corp 2022 Term Loan B 1L, 5.926%, (TSFR1M + 4.000%), 12/06/2028	148,800	0.0
			2,668,554	0.1

		Industrial Equipment: 0.2%
478,105		Alliance Laundry Systems LLC Term Loan B, 4.524%, (US0003M + 3.500%), 10/08/2027	454,947	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2022 (Unaudited) (Continued)

269,325		Clark Equipment Company 2022 Term Loan B, 4.654%, (TSFR1M + 2.500%), 04/20/2029	260,796	0.0
492,525		CMBF LLC Term Loan, 7.190%, (US0001M + 6.000%), 08/02/2028	440,810	0.0
78,799		CPM Holdings, Inc. 2018 1st Lien Term Loan, 4.562%, (US0001M + 3.500%), 11/17/2025	75,450	0.0
184,075		Filtration Group Corporation 2021 Incremental Term Loan, 5.166%, (US0001M + 3.500%), 10/21/2028	172,570	0.0
771,498		Granite Holdings US Acquisition Co. 2021 Term Loan B, 5.006%, (US0003M + 4.000%), 09/30/2026	729,708	0.1
159,115		I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 6.204%, (TSFR1M + 4.000%), 02/16/2028	150,363	0.0
941,070		Kenan Advantage Group, Inc. 2021 Term Loan B, 5.383%, (US0001M + 3.750%), 03/24/2026	879,901	0.1
498,744		Madison IAQ LLC Term Loan, 4.524%, (US0006M + 3.250%), 06/21/2028	455,977	0.0
414,548		Star US Bidco LLC Term Loan B, 5.916%, (US0001M + 4.250%), 03/17/2027	396,930	0.0
660,446		Vertical US Newco Inc Term Loan B, 4.015%, (US0006M + 3.500%), 07/30/2027	620,819	0.0
			4,638,271	0.2

		Insurance: 0.5%
674,786		Acrisure, LLC 2020 Term Loan B, 5.166%, (US0001M + 3.500%), 02/15/2027	621,225	0.0
587,050		Acrisure, LLC 2021 First Lien Term Loan B, 5.916%, (US0001M + 4.250%), 02/15/2027	553,295	0.0
168,725		Acrisure, LLC 2021 Incremental Term Loan B, 5.416%, (US0001M + 3.750%), 02/15/2027	158,461	0.0
767,306		Alliant Holdings Intermediate, LLC 2018 Term Loan B, 4.916%, (US0001M + 3.250%), 05/09/2025	725,104	0.0
1,246,561		Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 5.009%, (US0001M + 3.500%), 11/06/2027	1,162,418	0.1
744,350		AmWINS Group, Inc. 2021 Term Loan B, 3.904%, (US0001M + 2.250%), 02/19/2028	704,031	0.0
389,949		Aretec Group, Inc. 2018 Term Loan, 5.916%, (US0001M + 4.250%), 10/01/2025	371,751	0.0
1,058,809		AssuredPartners, Inc. 2020 Term Loan B, 5.166%, (US0001M + 3.500%), 02/12/2027	992,634	0.1
756,113		AssuredPartners, Inc. 2021 Term Loan B, 5.166%, (US0001M + 3.500%), 02/12/2027	709,328	0.0
384,038		AssuredPartners, Inc. 2022 Term Loan, 5.025%, (TSFR1M + 3.500%), 02/12/2027	358,835	0.0
1,155,587		Hub International Limited 2018 Term Loan B, 4.214%, (US0003M + 3.000%), 04/25/2025	1,094,598	0.1
577,100		IMA Financial Group, Inc. Term Loan, 5.416%, (US0001M + 3.750%), 11/01/2028	547,524	0.0
1,297,497		NFP Corp. 2020 Term Loan, 4.916%, (US0001M + 3.250%), 02/15/2027	1,204,726	0.1
949,365		OneDigital Borrower LLC 2021 Term Loan, 5.710%, (SOFRRATE + 4.250%), 11/16/2027	899,524	0.0
1,315,503		Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 4.916%, (US0001M + 3.250%), 12/31/2025	1,236,572	0.1
247,449		Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 5.416%, (US0001M + 3.750%), 09/03/2026	235,819	0.0
			11,575,845	0.5

		Leisure Good/Activities/Movies: 0.4%
348,106	(3)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 3.575% (PIK Rate 12.000%, Cash Rate 3.000%), 08/26/2022	342,014	0.0
346,611	(3)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 15.900%, (US0003M + 14.000%) (PIK Rate 12.000%, Cash Rate 3.000%), 09/29/2026	344,878	0.0
1,214,797		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 5.166%, (US0001M + 3.500%), 08/17/2028	1,162,028	0.1
917,227		AMC Entertainment Holdings, Inc. 2019 Term Loan B, 4.200%, (US0001M + 3.000%), 04/22/2026	774,293	0.1
927,675		AppLovin Corporation 2021 Term Loan B, 5.250%, (US0003M + 3.000%), 10/25/2028	884,770	0.1
496,193		Bombardier Recreational Products, Inc. 2020 Term Loan, 3.666%, (US0001M + 2.000%), 05/24/2027	459,185	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2022 (Unaudited) (Continued)

334,163	City Football Group Limited Term Loan, 4.598%, (US0003M + 3.500%), 07/21/2028	309,100	0.0
574,566	ClubCorp Holdings, Inc. 2017 Term Loan B, 5.000%, (US0003M + 2.750%), 09/18/2024	530,577	0.0
1,025,125	CWGS Group, LLC 2021 Term Loan B, 3.851%, (US0001M + 2.500%), 06/03/2028	923,894	0.1
692,746	Hayward Industries, Inc. 2021 Term Loan, 4.166%, (US0001M + 2.500%), 05/30/2028	661,680	0.0
833,700	MajorDrive Holdings IV LLC Term Loan B, 5.625%, (US0003M + 4.000%), 06/01/2028	755,193	0.0
494,987	Playtika Holding Corp 2021 Term Loan, 4.416%, (US0001M + 2.750%), 03/13/2028	467,392	0.0
10,715	RV Retailer, LLC Term Loan B, 5.168%, (SOFRRATE + 3.750%), 02/08/2028	9,090	0.0
665,000	Scientific Games Holdings LP 2022 USD Term Loan B, 4.175%, (SOFRRATE + 3.500%), 04/04/2029	616,234	0.0
384,803	The Knot Worldwide Inc. 2022 Term Loan, 6.125%, (SOFRRATE + 4.500%), 12/19/2025	369,411	0.0
250,000	WMG Acquisition Corp. 2021 Term Loan G, 3.791%, (US0001M + 2.125%), 01/20/2028	240,750	0.0
367,609	Wyndham Hotels & Resorts, Inc. Term Loan B, 3.416%, (US0001M + 1.750%), 05/30/2025	355,662	0.0
		9,206,151	0.4

	Lodging & Casinos: 0.3%
669,115	Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 5.416%, (US0001M + 3.750%), 02/02/2026	598,858	0.0
730,100	Arches Buyer Inc. 2021 Term Loan B, 4.916%, (US0001M + 3.250%), 12/06/2027	668,041	0.1
628,458	Caesars Resort Collection, LLC 2020 Term Loan B1, 5.166%, (US0001M + 3.500%), 07/21/2025	608,229	0.0
590,000	Century Casinos, Inc 2022 Term Loan, 7.145%, (TSFR1M + 6.000%), 04/02/2029	570,825	0.0
454,972	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.630%, (US0001M + 3.000%), 10/21/2024	444,546	0.0
992,500	Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 4.666%, (US0001M + 3.000%), 08/02/2028	930,717	0.1
500,000	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 3.374%, (US0001M + 1.750%), 06/22/2026	480,125	0.0
236,508	PCI Gaming Authority Term Loan, 4.166%, (US0001M + 2.500%), 05/29/2026	226,900	0.0
700,000	Scientific Games International, Inc. 2022 USD Term Loan, 4.358%, (TSFR1M + 3.000%), 04/14/2029	657,854	0.0
494,898	Station Casinos LLC 2020 Term Loan B, 3.920%, (US0001M + 2.250%), 02/08/2027	466,905	0.0
211,039	The Enterprise Development Authority Term Loan B, 5.916%, (US0001M + 4.250%), 02/28/2028	204,115	0.0
1,326,675	Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 4.370%, (US0001M + 3.250%), 10/02/2028	1,235,940	0.1
		7,093,055	0.3

	Mortgage REITs: 0.0%
493,896	BIFM CA Buyer Inc. Term Loan B, 5.071%, (US0001M + 3.500%), 06/01/2026	467,967	0.0

	Nonferrous Metals/Minerals: 0.1%
536,685	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/2026	508,777	0.0
1,766,001	U.S. Silica Company 2018 Term Loan B, 5.688%, (US0001M + 4.000%), 05/01/2025	1,706,949	0.1
		2,215,726	0.1

	Oil & Gas: 0.3%
89,067	BCP Renaissance Parent LLC 2017 Term Loan B, 5.166%, (US0001M + 3.500%), 10/31/2024	86,173	0.0
741,997	Brazos Delaware II, LLC Term Loan B, 5.595%, (US0001M + 4.000%), 05/21/2025	716,584	0.0
575,650	ITT Holdings LLC 2021 Term Loan, 4.416%, (US0001M + 2.750%), 07/10/2028	550,465	0.0
845,750	Lucid Energy Group II Borrower, LLC 2021 Term Loan, 5.874%, (US0001M + 4.250%), 11/24/2028	837,141	0.1
557,200	Medallion Midland Acquisition, LLC 2021 Term Loan, 5.416%, (US0001M + 3.750%), 10/18/2028	534,216	0.0
595,361	NorthRiver Midstream Finance LP 2018 Term Loan B, 4.217%, (US0003M + 3.250%), 10/01/2025	581,221	0.0
638,400	Oryx Midstream Services Permian Basin LLC Term Loan B, 4.705%, (US0003M + 3.250%), 10/05/2028	607,677	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2022 (Unaudited) (Continued)

807,975		TransMontaigne Operating Company L.P. Term Loan B, 5.671%, (US0001M + 3.500%), 11/17/2028	766,566	0.1
644,120		Traverse Midstream Partners LLC 2017 Term Loan, 5.937%, (SOFRRATE + 4.250%), 09/27/2024	616,208	0.0
790,468		Waterbridge Midstream Operating LLC Term Loan B, 8.592%, (US0003M + 5.750%), 06/22/2026	749,561	0.1
			6,045,812	0.3

		Publishing: 0.2%
1,019,869		Adevinta ASA USD Term Loan B, 5.285%, (US0003M + 3.000%), 06/26/2028	973,974	0.1
648,475		Alchemy Copyrights, LLC Term Loan B, 4.062%, (US0001M + 3.000%), 03/10/2028	629,021	0.0
496,250		Cengage Learning, Inc. 2021 Term Loan B, 5.750%, (US0003M + 4.750%), 07/14/2026	449,354	0.0
1,034,800		Dotdash Meredith Inc Term Loan B, 5.145%, (SOFRRATE + 4.000%), 12/01/2028	970,125	0.1
1,055,000		Houghton Mifflin Harcourt Publishing Company 2022 Term Loan, 6.875%, (TSFR1M + 5.250%), 04/09/2029	959,391	0.0
942,875		McGraw-Hill Global Education Holdings, LLC 2021 First Lien Term Loan B, 5.554%, (US0006M + 4.750%), 07/28/2028	855,659	0.0
			4,837,524	0.2

		Radio & Television: 0.3%
396,850		A-L Parent LLC 2016 1st Lien Term Loan, 4.920%, (US0001M + 3.250%), 12/01/2023	351,213	0.0
654,018		Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.739%, (US0003M + 3.500%), 08/21/2026	563,069	0.0
1,250,736		CMG Media Corporation 2021 Term Loan, 5.166%, (US0001M + 3.500%), 12/17/2026	1,151,615	0.1
2,778,823		Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 4.431%, (SOFRRATE + 3.250%), 08/24/2026	664,311	0.0
175,767		Diamond Sports Group, LLC 2022 First Priority Term Loan, 9.181%, (SOFRRATE + 8.000%), 05/26/2026	173,569	0.0
416,667		Entercom Media Corp. 2019 Term Loan, 4.785%, (US0003M + 2.500%), 11/18/2024	371,419	0.0
880,575		Gray Television, Inc. 2021 Term Loan D, 4.062%, (US0001M + 3.000%), 12/01/2028	844,251	0.0
497,484		iHeartCommunications, Inc. 2020 Incremental Term Loan, 4.916%, (US0001M + 3.250%), 05/01/2026	463,593	0.0
752,363		iHeartCommunications, Inc. 2020 Term Loan, 4.666%, (US0001M + 3.000%), 05/01/2026	700,638	0.0
901,395		NASCAR Holdings, Inc Term Loan B, 4.166%, (US0001M + 2.500%), 10/19/2026	873,016	0.1
1,037,862		Univision Communications Inc. 2021 First Lien Term Loan B, 4.916%, (US0001M + 3.250%), 03/15/2026	984,672	0.1
			7,141,366	0.3

		Rail Industries: 0.0%
742,405		Genesee & Wyoming Inc. (New) Term Loan, 4.250%, (US0003M + 2.000%), 12/30/2026	714,771	0.0

		Retailers (Except Food & Drug): 0.4%
260,000		AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.831%, (SOFRRATE + 3.750%), 07/31/2028	236,600	0.0
79,630	(11)	AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan, 5.500%, (SOFRRATE + 4.000%), 07/31/2028	72,463	0.0
350,370		AI Aqua Merger Sub, Inc. 2022 Term Loan B, 5.926%, (TSFR1M + 4.000%), 07/31/2028	318,837	0.0
452,572		Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 6.500%, (US0003M + 4.750%), 03/10/2026	415,989	0.0
1,147,591		Great Outdoors Group, LLC 2021 Term Loan B1, 5.416%, (US0001M + 3.750%), 03/06/2028	1,052,436	0.1
1,433,260		Harbor Freight Tools USA, Inc. 2021 Term Loan B, 4.416%, (US0001M + 2.750%), 10/19/2027	1,274,257	0.1
536,696		Jo-Ann Stores, Inc. 2021 Term Loan B1, 5.964%, (US0003M + 4.750%), 07/07/2028	373,451	0.0
184,075		Lakeshore Intermediate LLC Term Loan, 4.000%, (US0001M + 3.500%), 09/29/2028	175,562	0.0
559,694		Leslies Poolmart, Inc. 2021 Term Loan B, 3.019%, (US0003M + 2.500%), 03/09/2028	533,388	0.0
367,482		Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.286%, (US0003M + 8.000%), 12/01/2025	354,850	0.0
762,300		Michaels Companies, Inc. 2021 Term Loan B, 6.500%, (US0003M + 4.250%), 04/15/2028	633,980	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

557,938		Petco Animal Supplies, Inc. 2021 Term Loan B, 5.500%, (US0003M + 3.250%), 03/03/2028	526,693	0.0
577,100		Petmate Incremental Term Loan B, 7.750%, (US0003M + 5.500%), 09/15/2028	504,962	0.0
828,738		Pilot Travel Centers LLC 2021 Term Loan B, 3.625%, (TSFR1M + 2.000%), 08/04/2028	795,912	0.1
290,445		Restoration Hardware, Inc. Term Loan B, 4.166%, (US0001M + 2.500%), 10/20/2028	256,136	0.0
588,398		Tory Burch LLC Term Loan B, 4.666%, (US0001M + 3.000%), 04/16/2028	532,500	0.0
342,413		Victorias Secret & Co. Term Loan B, 4.536%, (US0003M + 3.250%), 08/02/2028	329,144	0.0
			8,387,160	0.4

		Surface Transport: 0.2%
1,452,711		American Trailer World Corp. Term Loan B, 5.375%, (SOFRRATE + 3.750%), 03/03/2028	1,301,386	0.1
420,337		ENC Holding Corporation 2021 Term Loan, 6.504%, (US0003M + 4.250%), 08/04/2028	403,523	0.0
37,551	(11)	ENC Holding Corporation Delayed Draw Term Loan, 6.535%, (US0003M + 4.250%), 08/19/2028	36,049	0.0
200,000		LaserShip, Inc. 2021 2nd Lien Term Loan, 10.377%, (US0003M + 7.500%), 05/07/2029	184,000	0.0
888,288		LaserShip, Inc. 2021 Term Loan, 7.377%, (US0006M + 4.500%), 05/07/2028	802,790	0.1
507,856		Savage Enterprises LLC 2021 Term Loan B, 4.900%, (US0001M + 3.250%), 09/15/2028	485,320	0.0
845,750		Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 6.250%, (US0003M + 4.000%), 07/26/2028	770,690	0.0
170,000		Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 9.250%, (US0003M + 7.000%), 07/26/2029	153,850	0.0
500,000		XPO Logistics, Inc. 2018 Term Loan B, 2.870%, (US0001M + 1.750%), 02/24/2025	477,321	0.0
			4,614,929	0.2

		Technology: 0.3%
4,700,000		Avaya 2022 Term Loan 1L, 11.926%, (TSFR1M + 10.000%), 12/15/2027	4,230,000	0.2
610,000		CDK Global 2022 Term Loan B 1L, 6.426%, (TSFR1M + 4.500%), 06/15/2029	593,606	0.0
550,000		MKS Instruments, Inc. 2022 USD Term Loan B 1L, 4.676%, (TSFR1M + 2.750%), 04/11/2029	527,312	0.0
1,371,920		Veritas US Inc. 2021 USD Term Loan B, 7.250%, (US0003M + 5.000%), 09/01/2025	1,130,977	0.1
			6,481,895	0.3

		Telecommunications: 0.7%
504,060		Altice Financing SA USD 2017 1st Lien Term Loan, 3.794%, (US0003M + 2.750%), 01/31/2026	460,428	0.0
987,147		Asurion LLC 2018 Term Loan B7, 4.666%, (US0001M + 3.000%), 11/03/2024	929,892	0.1
330,000		Asurion LLC 2021 2nd Lien Term Loan B3, 6.916%, (US0001M + 5.250%), 01/31/2028	286,605	0.0
810,000		Asurion LLC 2021 Second Lien Term Loan B4, 6.916%, (US0001M + 5.250%), 01/20/2029	695,081	0.0
982,463		Asurion LLC 2021 Term Loan B9, 4.916%, (US0001M + 3.250%), 07/31/2027	891,585	0.1
497,925		Avaya, Inc. 2020 Term Loan B, 5.574%, (US0001M + 4.250%), 12/15/2027	372,199	0.0
250,000		Avaya, Inc. 2021 Term Loan B2, 5.324%, (US0001M + 4.000%), 12/15/2027	188,188	0.0
644,629		Cablevision Lightpath LLC Term Loan B, 4.574%, (US0001M + 3.250%), 11/30/2027	610,249	0.0
1,208,879		CCI Buyer, Inc. Term Loan, 6.054%, (US0003M + 4.000%), 12/17/2027	1,106,124	0.1
1,488,550		CenturyLink, Inc. 2020 Term Loan B, 3.916%, (US0001M + 2.250%), 03/15/2027	1,371,636	0.1
1,271,532		CommScope, Inc. 2019 Term Loan B, 4.916%, (US0001M + 3.250%), 04/06/2026	1,148,616	0.1
951,849		Connect Finco Sarl 2021 Term Loan B, 4.560%, (US0001M + 3.500%), 12/11/2026	882,840	0.1
575,889		Digi International Inc. Term Loan B, 5.500%, (US0003M + 5.000%), 11/01/2028	562,932	0.0
413,743		Global Tel*Link Corporation 2018 1st Lien Term Loan, 5.916%, (US0001M + 4.250%), 11/29/2025	385,363	0.0
78,042		Global Tel*Link Corporation 2018 2nd Lien Term Loan, 11.625%, (SOFRRATE + 10.000%), 11/29/2026	69,360	0.0
252,450		GOGO Intermediate Holdings LLC Term Loan B, 4.989%, (US0003M + 0.000%), 04/30/2028	240,248	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

492,959		GTT Communications, Inc. 2018 USD Term Loan B, 8.500%, (PRIME + 3.750%), 05/31/2025	388,205	0.0
33,432		Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B, 4.920%, (SOFRRATE + 4.250%), 02/01/2029	30,673	0.0
500,000		Level 3 Financing Inc. 2019 Term Loan B, 3.416%, (US0001M + 1.750%), 03/01/2027	464,584	0.0
215,460		MTN Infrastructure TopCo Inc 2021 Term Loan, 6.750%, (US0003M + 4.500%), 10/04/2028	204,687	0.0
931,682		Numericable Group SA USD Term Loan B11, 3.989%, (US0003M + 2.750%), 07/31/2025	851,907	0.0
595,325		Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.750%, (US0003M + 4.500%), 11/01/2024	554,861	0.0
520,000		Venga Finance Sarl 2021 USD Term Loan B, 7.035%, (US0003M + 4.750%), 12/04/2028	486,200	0.0
375,000		ViaSat, Inc. Term Loan, 6.140%, (SOFRRATE + 4.500%), 03/02/2029	351,094	0.0
1,260,597		Zayo Group Holdings, Inc. USD Term Loan, 4.666%, (US0001M + 3.000%), 03/09/2027	1,131,736	0.1
			14,665,293	0.7

		Utilities: 0.1%
347,995		Covanta Holding Corporation 2021 Term Loan B, 4.166%, (US0001M + 2.500%), 11/30/2028	330,306	0.0
26,132		Covanta Holding Corporation 2021 Term Loan C, 4.166%, (US0001M + 2.500%), 11/30/2028	24,793	0.0
1,018,842		Edgewater Generation, L.L.C. Term Loan, 5.416%, (US0001M + 3.750%), 12/13/2025	872,201	0.1
7,696		Generation Bridge Acquisition, LLC Term Loan B, 7.250%, (US0003M + 5.000%), 12/01/2028	7,574	0.0
161		Generation Bridge Acquisition, LLC Term Loan C, 7.250%, (US0003M + 5.000%), 12/01/2028	158	0.0
885,171		Nautilus Power, LLC Term Loan B, 5.916%, (US0001M + 4.250%), 05/16/2024	699,746	0.0
337,450		Tiger Acquisition, LLC 2021 Term Loan, 4.916%, (US0001M + 3.250%), 06/01/2028	301,596	0.0
			2,236,374	0.1

	Total Bank Loans
	(Cost $301,158,200)		279,064,601	12.7

CONVERTIBLE BONDS/NOTES: 0.0%
		Communications: 0.0%
210,000		DISH Network Corp., 3.375%, 08/15/2026	142,380	0.0

	Total Convertible Bonds/Notes
	(Cost $205,803)		142,380	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
142,000	(9),(12)	24 Hour Fitness Worldwide, Inc.	53,534	0.0

		Consumer Staples: –%
2,038	(9),(12)	Save-A-Lot, Inc. / Moran Foods	–	–

		Materials: 0.0%
53,269	(9),(12)	Covia Specialty Minerals, Inc.	719,132	0.0

	Total Common Stock
	(Cost $663,295)		772,666	0.0

PREFERRED STOCK: 0.0%
		Consumer Discretionary: 0.0%
189,193	(9),(12)	24 Hour Fitness Worldwide, Inc.	189,193	0.0

		Information Technology: 0.0%
2,393	(9),(12)	Riverbed Technology, Inc.	13,561	0.0

	Total Preferred Stock
	(Cost $267,309)		202,754	0.0

WARRANTS: 0.0%
		Communication Services: 0.0%
26,686	(9),(12)	Cineworld Group PLC	2,761	0.0

	Total Warrants
	(Cost $–)		2,761	0.0

			Value	Percentage of Net Assets
PURCHASED OPTIONS (13): 0.1%
	Total Purchased Options
	(Cost $2,078,378)		1,024,106	0.1

	Total Long-Term Investments
	(Cost $2,327,973,167)		2,134,368,286	96.9

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 13.5%
		Floating Rate Notes: 0.7%
400,000	(14)	ANZ Bank, 1.660%, 08/18/2022	399,938	0.0
450,000	(14)	Bank of Montreal, 1.650%, 07/25/2022	449,987	0.0
325,000	(14)	Bank of Nova Scotia, 1.680%, 07/18/2022	325,002	0.0
475,000	(14)	Barclays Bank PLC, 1.690%, 07/22/2022	474,989	0.0
475,000	(14)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	475,002	0.1
425,000	(14)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	424,895	0.0
475,000	(14)	Cooperatieve Rabobank U.A./New York, 1.650%, 08/03/2022	474,974	0.0
325,000	(14)	Cooperatieve Rabobank U.A./New York, 1.660%, 08/16/2022	324,959	0.0
475,000	(14)	Credit Agricole, 1.630%, 07/21/2022	474,997	0.0
275,000	(14)	Credit Agricole, 1.650%, 08/04/2022	275,002	0.0
475,000	(14)	Credit Industriel et Commercial, 1.680%, 08/08/2022	474,976	0.0
400,000	(14)	Mitsubishi UFJ Trust and Banking Corp., 1.670%, 07/22/2022	399,988	0.0
475,000	(14)	Mitsubishi UFJ Trust and Banking Corp., 1.700%, 07/26/2022	474,992	0.0
400,000	(14)	Mizuho Bank Ltd., 1.680%, 07/25/2022	399,994	0.0
475,000	(14)	Mizuho Bank Ltd., 1.690%, 07/28/2022	475,000	0.1
350,000	(14)	Mizuho Bank Ltd., 1.700%, 08/10/2022	349,976	0.0
475,000	(14)	National Australia Bank Ltd., 1.640%, 08/08/2022	474,959	0.0
475,000	(14)	National Australia Bank Ltd., 1.660%, 08/15/2022	474,948	0.0
475,000	(14)	National Bank of Canada, 1.670%, 08/09/2022	474,968	0.0
425,000	(14)	Royal Bank of Canada, 1.660%, 08/16/2022	424,943	0.0
500,000	(14)	Royal Bank of Canada, 1.690%, 08/23/2022	499,918	0.1
400,000	(14)	Sheffield Receivables Company LLC, 1.720%, 07/27/2022	400,016	0.0
475,000	(14)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	474,992	0.0
475,000	(14)	Societe Generale, 1.670%, 08/08/2022	475,048	0.1
475,000	(14)	Societe Generale, 1.710%, 08/31/2022	475,044	0.1
425,000	(14)	Starbird Funding Corp., 1.690%, 08/23/2022	424,925	0.0
400,000	(14)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/25/2022	399,994	0.0
475,000	(14)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/28/2022	474,993	0.0
400,000	(14)	Sumitomo Mitsui Trust Bank Ltd., 1.690%, 08/01/2022	399,997	0.0
475,000	(14)	Sumitomo Mitsui Trust Bank Ltd., 1.690%, 08/04/2022	474,991	0.0
350,000	(14)	Sumitomo Mitsui Trust Bank Ltd., 1.690%, 08/08/2022	349,986	0.0
500,000	(14)	Svenska Handelsbanken AB, 1.670%, 07/29/2022	499,984	0.1
475,000	(14)	Toronto-Dominion Bank, 1.650%, 07/25/2022	474,989	0.0
475,000	(14)	Toronto-Dominion Bank, 1.660%, 08/19/2022	474,951	0.0
500,000	(14)	Westpac Banking Corp., 1.650%, 08/02/2022	499,976	0.1

	Total Floating Rate Notes
	(Cost $15,324,293)		15,324,293	0.7

		Repurchase Agreements: 2.1%
16,000,000	(14)	Citibank N.A., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $16,000,658, collateralized by various U.S. Government Securities, 0.750%-3.875%, Market Value plus accrued interest $16,320,000, due 11/15/24-04/15/29)	16,000,000	0.7
13,641,865	(14)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.49%, due 07/01/22 (Repurchase Amount $13,642,422, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $13,914,705, due 07/26/22-02/15/50)	13,641,865	0.6
16,000,000	(14)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $16,000,649, collateralized by various U.S. Government Securities, 0.000%-0.750%, Market Value plus accrued interest $16,320,000, due 01/15/25-08/15/39)	16,000,000	0.8

	Total Repurchase Agreements
	(Cost $45,641,865)		45,641,865	2.1

		Time Deposits: 0.3%
950,000	(14)	Barclays Bank PLC, 1.590%, 07/01/2022	950,000	0.1
600,000	(14)	DZ Bank AG, 1.550%, 07/01/2022	600,000	0.0
1,700,000	(14)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	1,700,000	0.1
600,000	(14)	Mizuho Bank Ltd., 1.570%, 07/01/2022	600,000	0.0
900,000	(14)	Royal Bank of Canada, 1.570%, 07/01/2022	900,000	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,350,000	(14)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	1,350,000	0.1
880,000	(14)	Societe Generale, 1.550%, 07/01/2022	880,000	0.0
870,000	(14)	Toronto-Dominion Bank, 1.560%, 07/01/2022	870,000	0.0

	Total Time Deposits
	(Cost $7,850,000)		7,850,000	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 10.4%
9,577,017	(14),(15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	9,577,017	0.4
1,852,000	(14),(15)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	1,852,000	0.1
217,301,000	(14),(15)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	217,301,000	9.9
	Total Mutual Funds
	(Cost $228,730,017)		228,730,017	10.4

	Total Short-Term Investments
	(Cost $297,546,175)		297,546,175	13.5

	Total Investments in Securities (Cost $2,625,519,342)		$2,431,914,461	110.4
	Liabilities in Excess of Other Assets		(229,546,587)	(10.4)
	Net Assets		$2,202,367,874	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2022.
(8)	Represents or includes a TBA transaction.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2022.
(11)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.
(12)	Non-income producing security.
(13)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(14)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(15)	Rate shown is the 7-day yield as of June 30, 2022.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$53,534	$53,534
Consumer Staples	–	–	–	–
Materials	–	–	719,132	719,132
Total Common Stock	–	–	772,666	772,666
Preferred Stock	–	–	202,754	202,754
Warrants	–	–	2,761	2,761
Purchased Options	–	1,024,106	–	1,024,106
Corporate Bonds/Notes	–	383,905,515	–	383,905,515
Collateralized Mortgage Obligations	–	517,404,679	–	517,404,679
Asset-Backed Securities	–	291,660,767	–	291,660,767
U.S. Government Agency Obligations	–	157,482,302	–	157,482,302
Sovereign Bonds	–	40,195,427	–	40,195,427
Commercial Mortgage-Backed Securities	–	374,180,385	2,565,582	376,745,967
Convertible Bonds/Notes	–	142,380	–	142,380
U.S. Treasury Obligations	–	85,764,361	–	85,764,361
Bank Loans	–	279,064,601	–	279,064,601
Short-Term Investments	228,730,017	68,816,158	–	297,546,175
Total Investments, at fair value	$228,730,017	$2,199,640,681	$3,543,763	$2,431,914,461
Other Financial Instruments+
Centrally Cleared Swaps	–	495,848	–	495,848
Forward Foreign Currency Contracts	–	27,840,193	–	27,840,193
Futures	7,321,322	–	–	7,321,322
Total Assets	$236,051,339	$2,227,976,722	$3,543,763	$2,467,571,824
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(230,259)	$–	$(230,259)
Forward Foreign Currency Contracts	–	(28,297,697)	–	(28,297,697)
Forward Premium Swaptions	–	(1,209,611)	–	(1,209,611)
Futures	(504,460)	–	–	(504,460)
Volatility Swaps	–	(203,247)	–	(203,247)
Written Options	–	(3,117,732)	–	(3,117,732)
Total Liabilities	$(504,460)	$(33,058,546)	$–	$(33,563,006)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 16,568,405	CAD 21,426,592	Bank of America N.A.	07/08/22	$(77,393)
USD 5,892,317	JPY 767,633,763	Bank of America N.A.	07/08/22	233,243
USD 4,909,219	JPY 663,635,280	Bank of America N.A.	07/08/22	16,833
USD 5,892,317	JPY 765,827,709	Bank of America N.A.	07/08/22	246,558
USD 4,371,189	NZD 6,852,192	Bank of America N.A.	07/08/22	91,784
USD 21,843,093	NZD 33,897,318	Bank of America N.A.	07/08/22	673,173
JPY 3,014,217,957	USD 23,228,282	Bank of America N.A.	07/08/22	(1,007,162)
USD 10,191,805	SEK 101,368,711	Bank of America N.A.	07/08/22	281,214
NZD 7,337,711	USD 4,741,195	Bank of America N.A.	07/08/22	(158,568)
USD 5,791,414	JPY 740,784,044	Bank of America N.A.	07/08/22	330,279

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

USD 5,885,233	JPY 755,807,155	Bank of America N.A.	07/08/22	313,347
SEK 224,361,706	USD 23,151,554	Bank of America N.A.	07/08/22	(1,216,214)
USD 13,381,027	CHF 13,292,846	Bank of America N.A.	07/08/22	(546,841)
EUR 16,355,964	USD 17,285,418	Bank of America N.A.	07/08/22	(140,458)
USD 10,309,303	SEK 101,976,536	Bank of America N.A.	07/08/22	339,286
SEK 106,922,184	USD 10,611,412	Bank of America N.A.	07/08/22	(157,871)
USD 17,470,547	CHF 16,720,537	Bank of America N.A.	07/08/22	(48,758)
CHF 10,615,607	USD 11,062,879	Bank of America N.A.	07/08/22	59,853
USD 11,678,296	JPY 1,538,213,263	Bank of America N.A.	07/08/22	338,432
NOK 87,199,446	USD 9,033,591	Bank of America N.A.	07/08/22	(179,904)
GBP 10,841,505	USD 13,632,867	Bank of America N.A.	07/08/22	(434,557)
CHF 16,460,956	USD 16,676,247	Bank of America N.A.	07/08/22	571,077
HUF 655,795	USD 1,801	Barclays Bank PLC	07/29/22	(74)
USD 167,572	TRY 3,018,928	Barclays Bank PLC	07/29/22	(10,554)
THB 122,156	USD 3,562	Barclays Bank PLC	08/05/22	(101)
MYR 131,109	USD 29,801	Barclays Bank PLC	08/05/22	(39)
JPY 1,505,424,788	USD 11,383,234	BNP Paribas	07/08/22	(285,090)
USD 10,515,384	AUD 14,889,874	BNP Paribas	07/08/22	237,333
JPY 221,390,307	USD 1,681,675	BNP Paribas	07/08/22	(49,563)
USD 10,105,811	AUD 14,413,597	BNP Paribas	07/08/22	156,520
USD 10,776,555	AUD 15,165,941	BNP Paribas	07/08/22	307,943
JPY 1,417,168,811	USD 10,436,565	BNP Paribas	07/08/22	10,946
EUR 27,188,171	USD 28,667,936	BNP Paribas	07/08/22	(168,234)
CHF 9,718,839	USD 10,023,579	BNP Paribas	07/08/22	159,544
USD 3,304,776	JPY 446,673,068	BNP Paribas	07/08/22	11,857
USD 15,998,026	EUR 15,105,208	BNP Paribas	07/08/22	164,157
EUR 15,178,235	USD 15,978,009	BNP Paribas	07/08/22	(67,591)
USD 13,057,836	AUD 18,824,499	BNP Paribas	07/08/22	63,827
USD 14,347,207	EUR 13,735,884	BNP Paribas	07/08/22	(51,282)
USD 20,589,482	CHF 19,887,177	BNP Paribas	07/08/22	(247,739)
AUD 18,673,005	USD 13,185,239	BNP Paribas	07/08/22	(295,801)
GBP 21,064,823	USD 25,673,854	BNP Paribas	07/08/22	(29,808)
JPY 1,067,509,582	USD 7,842,473	BNP Paribas	07/08/22	27,315
JPY 644,753,514	USD 4,885,442	BNP Paribas	07/08/22	(132,254)
USD 6,623,033	JPY 901,248,091	BNP Paribas	07/08/22	(21,059)
CHF 15,090,260	USD 15,793,185	BNP Paribas	07/08/22	17,963
USD 3,085,399	EUR 2,914,980	BNP Paribas	07/08/22	29,804
GBP 9,543,592	USD 11,636,180	BNP Paribas	07/08/22	(17,933)
JPY 1,319,761,014	USD 9,650,543	BNP Paribas	07/08/22	78,868
JPY 1,452,842,569	USD 10,732,186	BNP Paribas	07/08/22	(21,684)
USD 17,217,309	CHF 16,549,431	BNP Paribas	07/08/22	(122,716)
USD 15,867,199	EUR 14,945,715	BNP Paribas	07/08/22	200,517
USD 14,552,532	JPY 1,887,458,419	BNP Paribas	07/08/22	637,998
USD 24,965,438	EUR 23,395,804	BNP Paribas	07/08/22	441,043
USD 14,956,222	GBP 12,146,576	BNP Paribas	07/08/22	169,134
USD 16,031,937	EUR 15,283,458	BNP Paribas	07/08/22	11,220
JPY 1,531,440,639	USD 11,965,882	BNP Paribas	07/08/22	(675,947)
JPY 674,082,191	USD 5,037,250	BNP Paribas	07/08/22	(67,848)
USD 11,678,296	JPY 1,547,382,826	BNP Paribas	07/08/22	270,833
USD 34,032,588	EUR 31,734,691	BNP Paribas	07/08/22	767,045
EUR 16,122,801	USD 17,268,330	BNP Paribas	07/08/22	(367,780)
EUR 15,830,022	USD 16,678,939	BNP Paribas	07/08/22	(85,291)
AUD 17,536,813	USD 12,378,796	BNP Paribas	07/08/22	(273,639)
USD 10,989,434	EUR 10,502,522	BNP Paribas	07/08/22	(19,719)
GBP 11,966,344	USD 15,005,894	BNP Paribas	07/08/22	(438,219)
JPY 1,017,518,147	USD 7,489,087	BNP Paribas	07/08/22	12,159
USD 13,859,192	GBP 11,231,854	BNP Paribas	07/08/22	185,677
AUD 15,252,067	USD 10,622,540	BNP Paribas	07/08/22	(94,478)
EUR 14,952,527	USD 16,015,020	BNP Paribas	07/08/22	(341,197)
EUR 15,051,085	USD 15,920,386	BNP Paribas	07/08/22	(143,251)
JPY 1,543,020,537	USD 12,103,130	BNP Paribas	07/08/22	(727,827)
JPY 740,118,731	USD 5,862,029	BNP Paribas	07/08/22	(405,799)
CAD 44,066,976	USD 34,371,233	BNP Paribas	07/08/22	(136,673)
GBP 12,377,910	USD 15,572,886	BNP Paribas	07/08/22	(504,176)
USD 7,103,676	AUD 10,010,674	BNP Paribas	07/08/22	193,597
USD 5,709,500	CAD 7,263,676	BNP Paribas	07/08/22	66,528
USD 8,475,793	EUR 7,881,819	BNP Paribas	07/08/22	213,762
USD 12,767,221	AUD 17,778,371	BNP Paribas	07/08/22	495,324
JPY 1,663,159,641	USD 12,564,733	BNP Paribas	07/08/22	(303,752)
USD 19,849,294	SEK 200,436,780	BNP Paribas	07/08/22	253,040

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

CAD 52,429,644	USD 41,482,431	Brown Brothers Harriman & Co.	07/08/22	(751,118)
NOK 212,330,419	USD 22,499,541	Brown Brothers Harriman & Co.	07/08/22	(940,836)
USD 16,817,536	CHF 16,304,601	Brown Brothers Harriman & Co.	07/08/22	(265,963)
GBP 18,828,679	USD 23,018,436	Brown Brothers Harriman & Co.	07/08/22	(96,643)
USD 30,380,765	JPY 4,095,813,168	Brown Brothers Harriman & Co.	07/08/22	186,016
USD 23,036,461	GBP 18,639,723	Brown Brothers Harriman & Co.	07/08/22	344,700
USD 23,253,128	NZD 35,963,822	Brown Brothers Harriman & Co.	07/08/22	792,613
USD 16,741,388	NOK 159,772,606	Brown Brothers Harriman & Co.	07/08/22	519,075
CHF 33,180,557	USD 34,695,719	Brown Brothers Harriman & Co.	07/08/22	69,929
USD 21,470,524	SEK 211,375,162	Brown Brothers Harriman & Co.	07/08/22	804,849
NZD 34,506,324	USD 22,357,682	Brown Brothers Harriman & Co.	07/08/22	(807,419)
CAD 41,543,285	USD 32,146,284	Brown Brothers Harriman & Co.	07/08/22	127,682
JPY 1,684,062,893	USD 13,257,780	Brown Brothers Harriman & Co.	07/08/22	(842,698)
CAD 22,249,466	USD 17,408,672	Brown Brothers Harriman & Co.	07/08/22	(123,604)
USD 34,492,230	CAD 44,200,068	Brown Brothers Harriman & Co.	07/08/22	154,275
SEK 221,821,374	USD 22,592,492	Brown Brothers Harriman & Co.	07/08/22	(905,514)
USD 18,575,344	CAD 23,930,430	Brown Brothers Harriman & Co.	07/08/22	(15,624)
USD 11,182,147	NZD 17,753,384	Brown Brothers Harriman & Co.	07/08/22	94,611
USD 22,650,204	NZD 34,543,547	Brown Brothers Harriman & Co.	07/08/22	1,076,694
USD 22,933,864	SEK 223,947,578	Brown Brothers Harriman & Co.	07/08/22	1,039,012
NOK 200,603,526	USD 21,406,477	Brown Brothers Harriman & Co.	07/08/22	(1,038,448)
USD 21,623,695	NOK 204,452,038	Brown Brothers Harriman & Co.	07/08/22	864,912
NZD 38,501,715	USD 25,079,247	Brown Brothers Harriman & Co.	07/08/22	(1,033,739)
EUR 29,890,689	USD 32,106,486	Brown Brothers Harriman & Co.	07/08/22	(773,899)
USD 21,702,116	SEK 212,386,674	Brown Brothers Harriman & Co.	07/08/22	937,548
JPY 745,140,141	USD 5,851,069	Citibank N.A.	07/08/22	(357,820)
USD 11,676,647	JPY 1,487,661,853	Citibank N.A.	07/08/22	709,454
USD 9,595,466	JPY 1,308,417,501	Citibank N.A.	07/08/22	(50,320)
ZAR 532,456	USD 34,534	Citibank N.A.	07/29/22	(1,893)
USD 385	ILS 1,277	Citibank N.A.	07/29/22	18
AUD 14,535,616	USD 10,074,883	Goldman Sachs & Co.	07/08/22	(41,366)
SEK 204,192,247	USD 20,618,607	Goldman Sachs & Co.	07/08/22	(655,189)
USD 15,731,378	CHF 15,055,716	Goldman Sachs & Co.	07/08/22	(43,574)
USD 18,613,954	NOK 180,266,837	Goldman Sachs & Co.	07/08/22	310,785
USD 9,320,144	NOK 92,277,815	Goldman Sachs & Co.	07/08/22	(49,169)
USD 3,714,446	JPY 504,899,453	Goldman Sachs & Co.	07/08/22	(7,724)
USD 12,641,877	NZD 19,600,922	Goldman Sachs & Co.	07/08/22	400,497
USD 17,042,477	CAD 21,462,102	Goldman Sachs & Co.	07/08/22	369,093
USD 4,427,690	SEK 44,979,176	Goldman Sachs & Co.	07/08/22	30,177
CHF 28,738,710	USD 30,004,604	Goldman Sachs & Co.	07/08/22	107,002
NOK 88,941,129	USD 9,024,059	Goldman Sachs & Co.	07/08/22	6,467
USD 12,254,616	SEK 120,265,331	Goldman Sachs & Co.	07/08/22	496,545
NOK 97,352,761	USD 9,945,220	Goldman Sachs & Co.	07/08/22	(60,628)
USD 3,044,690	NOK 28,857,154	Goldman Sachs & Co.	07/08/22	114,714
USD 9,743,722	SEK 97,831,838	Goldman Sachs & Co.	07/08/22	178,923
USD 11,330,844	NOK 109,872,366	Goldman Sachs & Co.	07/08/22	175,091
USD 11,522,747	JPY 1,546,433,249	Goldman Sachs & Co.	07/08/22	122,284
CHF 12,665,716	USD 13,149,622	Goldman Sachs & Co.	07/08/22	121,157
SEK 39,566,441	USD 3,867,761	Goldman Sachs & Co.	07/08/22	561
SEK 101,823,690	USD 10,103,661	Goldman Sachs & Co.	07/08/22	(148,588)
SEK 70,223,310	USD 7,163,316	Goldman Sachs & Co.	07/08/22	(297,740)
CAD 21,534,590	USD 17,134,733	Goldman Sachs & Co.	07/08/22	(405,035)
RON 2,123,064	USD 456,882	Goldman Sachs & Co.	07/29/22	(8,744)
SEK 106,628,375	USD 10,484,084	Goldman Sachs International	07/08/22	(59,267)
NOK 93,011,241	USD 9,357,268	Goldman Sachs International	07/08/22	86,513
IDR 9,821,549,302	USD 680,581	HSBC Bank USA N.A.	08/05/22	(24,227)
USD 13,817,755	GBP 11,126,376	Morgan Stanley Capital Services LLC	07/01/22	273,615
USD 17,000,233	CAD 21,827,364	Morgan Stanley Capital Services LLC	07/08/22	43,086
USD 5,795,388	JPY 761,567,548	Morgan Stanley Capital Services LLC	07/08/22	181,035
JPY 2,034,340,576	USD 15,232,280	Morgan Stanley Capital Services LLC	07/08/22	(234,916)
USD 14,655,080	EUR 13,852,330	Morgan Stanley Capital Services LLC	07/08/22	134,528
USD 11,691,793	GBP 9,525,250	Morgan Stanley Capital Services LLC	07/08/22	95,874
USD 20,636,023	NZD 32,602,515	Morgan Stanley Capital Services LLC	07/08/22	274,747
NZD 17,128,267	USD 10,770,940	Morgan Stanley Capital Services LLC	07/08/22	(73,809)
USD 12,493,498	GBP 10,176,096	Morgan Stanley Capital Services LLC	07/08/22	105,249
AUD 15,708,865	USD 10,880,711	Morgan Stanley Capital Services LLC	07/08/22	(37,334)
USD 22,872,629	JPY 3,113,992,711	Morgan Stanley Capital Services LLC	07/08/22	(84,040)
NZD 15,519,381	USD 9,764,143	Morgan Stanley Capital Services LLC	07/08/22	(71,811)
EUR 15,973,321	USD 17,153,148	Morgan Stanley Capital Services LLC	07/08/22	(409,289)
AUD 27,584,687	USD 19,826,924	Morgan Stanley Capital Services LLC	07/08/22	(786,010)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

USD 14,787,225	JPY 1,921,922,275	Morgan Stanley Capital Services LLC	07/08/22	618,620
GBP 12,299,862	USD 15,506,432	Morgan Stanley Capital Services LLC	07/08/22	(532,737)
AUD 25,188,618	USD 17,872,927	Morgan Stanley Capital Services LLC	07/08/22	(485,949)
JPY 1,893,481,460	USD 14,736,624	Morgan Stanley Capital Services LLC	07/08/22	(777,688)
USD 14,786,272	CAD 18,704,382	Morgan Stanley Capital Services LLC	07/08/22	255,293
USD 15,486,825	GBP 12,388,959	Morgan Stanley Capital Services LLC	07/08/22	404,664
USD 15,418,518	CAD 19,863,291	Morgan Stanley Capital Services LLC	07/08/22	(12,789)
USD 31,847,007	EUR 29,629,229	Morgan Stanley Capital Services LLC	07/08/22	788,492
NZD 20,335,006	USD 13,019,528	Morgan Stanley Capital Services LLC	07/08/22	(319,690)
USD 20,872,308	CAD 26,642,846	Morgan Stanley Capital Services LLC	07/08/22	174,131
CAD 19,893,120	USD 15,487,672	Morgan Stanley Capital Services LLC	07/08/22	(33,192)
USD 16,704,781	CAD 21,519,003	Morgan Stanley Capital Services LLC	07/08/22	(12,808)
GBP 11,126,376	USD 13,818,387	Morgan Stanley Capital Services LLC	07/08/22	(273,279)
USD 6,148,369	GBP 4,927,902	Morgan Stanley Capital Services LLC	07/08/22	149,204
CHF 14,693,124	USD 14,904,850	Morgan Stanley Capital Services LLC	07/08/22	490,189
USD 14,414,204	CHF 13,968,496	Morgan Stanley Capital Services LLC	07/08/22	(221,590)
NZD 18,743,042	USD 11,920,968	Morgan Stanley Capital Services LLC	07/08/22	(215,361)
NZD 16,863,872	USD 10,619,888	Morgan Stanley Capital Services LLC	07/08/22	(87,881)
USD 12,109,319	JPY 1,543,673,957	Morgan Stanley Capital Services LLC	07/08/22	729,199
CAD 21,856,492	USD 17,075,174	Morgan Stanley Capital Services LLC	07/08/22	(95,398)
USD 16,633,258	EUR 15,903,348	Morgan Stanley Capital Services LLC	07/08/22	(37,253)
CHF 9,610,445	USD 10,070,147	Morgan Stanley Capital Services LLC	07/08/22	(595)
USD 19,786,176	AUD 27,247,182	Morgan Stanley Capital Services LLC	07/08/22	978,232
USD 13,214,000	JPY 1,687,236,503	Morgan Stanley Capital Services LLC	07/08/22	775,522
USD 12,596,122	NZD 19,424,520	Morgan Stanley Capital Services LLC	07/08/22	464,910
SEK 211,095,086	USD 21,602,999	Morgan Stanley Capital Services LLC	07/08/22	(964,707)
USD 17,413,495	CAD 22,249,742	Morgan Stanley Capital Services LLC	07/08/22	128,213
USD 15,677,692	GBP 12,519,692	Morgan Stanley Capital Services LLC	07/08/22	436,378
CZK 42,445	USD 1,829	Morgan Stanley Capital Services LLC	07/29/22	(38)
USD 166,323	PLN 716,080	Morgan Stanley Capital Services LLC	07/29/22	7,125
USD 8,816	MXN 174,180	Morgan Stanley Capital Services LLC	08/05/22	206
COP 17,635,054	USD 4,604	Morgan Stanley Capital Services LLC	08/05/22	(381)
GBP 11,126,376	USD 13,702,020	Standard Chartered Bank	07/01/22	(157,880)
JPY 779,966,900	USD 5,842,556	Standard Chartered Bank	07/08/22	(92,561)
SEK 32,753,407	USD 3,358,984	Standard Chartered Bank	07/08/22	(156,757)
SEK 96,811,187	USD 9,640,428	Standard Chartered Bank	07/08/22	(175,416)
USD 10,593,847	AUD 15,182,738	Standard Chartered Bank	07/08/22	113,640
JPY 3,063,188,186	USD 22,816,789	Standard Chartered Bank	07/08/22	(234,657)
CAD 693,070	USD 539,509	Standard Chartered Bank	07/08/22	(1,079)
USD 10,590,064	NZD 16,783,437	Standard Chartered Bank	07/08/22	108,290
EUR 21,094	USD 22,114	Standard Chartered Bank	07/08/22	(3)
EUR 13,082,242	USD 13,689,614	Standard Chartered Bank	07/08/22	23,703
USD 6,052,985	JPY 780,179,198	Standard Chartered Bank	07/08/22	301,425
AUD 14,852,745	USD 10,441,058	State Street Bank and Trust Co.	07/08/22	(188,636)
NOK 92,632,617	USD 9,486,868	State Street Bank and Trust Co.	07/08/22	(81,530)
USD 5,452,991	JPY 743,608,594	State Street Bank and Trust Co.	07/08/22	(28,967)
USD 15,254,841	CHF 14,606,962	State Street Bank and Trust Co.	07/08/22	(49,920)
USD 13,437,825	GBP 10,640,358	State Street Bank and Trust Co.	07/08/22	484,388
GBP 5,032,842	USD 6,293,886	State Street Bank and Trust Co.	07/08/22	(166,968)
NZD 16,322,024	USD 10,439,519	State Street Bank and Trust Co.	07/08/22	(245,912)
USD 5,860,416	JPY 777,283,796	State Street Bank and Trust Co.	07/08/22	130,202
USD 5,790,679	JPY 751,600,595	State Street Bank and Trust Co.	07/08/22	249,803
USD 3,010	CHF 2,886	State Street Bank and Trust Co.	07/08/22	(13)
USD 14,802,280	CHF 14,785,789	State Street Bank and Trust Co.	07/08/22	(689,851)
NZD 14,555,203	USD 9,467,542	State Street Bank and Trust Co.	07/08/22	(377,369)
				$(457,504)

At June 30, 2022, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,361	09/30/22	$285,831,267	$(504,460)
U.S. Treasury 5-Year Note	1,377	09/30/22	154,568,250	17,615
			$440,399,517	$(486,845)
Short Contracts:
U.S. Treasury 10-Year Note	(2,273)	09/21/22	(269,421,531)	3,813,820
U.S. Treasury Long Bond	(436)	09/21/22	(60,440,500)	586,359
U.S. Treasury Ultra 10-Year Note	(1,216)	09/21/22	(154,888,000)	2,645,140
U.S. Treasury Ultra Long Bond	(351)	09/21/22	(54,174,656)	258,388
			$(538,924,687)	$7,303,707

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD	15,120,000	$(167,520)	$53,666
						$(167,520)	$53,666

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.836%	Annual	07/14/32	USD	13,912,300	$77,178	$77,178
Pay	1-day Secured Overnight Financing Rate	Annual	2.897	Annual	07/14/32	USD	14,646,000	159,651	159,651
Pay	1-day Secured Overnight Financing Rate	Annual	2.941	Annual	07/14/32	USD	13,912,300	205,353	205,353
Receive	1-day Secured Overnight Financing Rate	Annual	2.933	Annual	07/14/32	USD	5,564,900	(78,253)	(78,253)
Receive	1-day Secured Overnight Financing Rate	Annual	2.981	Annual	07/14/32	USD	8,347,400	(152,006)	(152,006)
								$211,923	$211,923

At June 30, 2022, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CNH Spot Exchange Rate	5.650%	BNP Paribas	11/03/22	USD	24,948,000	$(203,247)	$(203,247)
							$(203,247)	$(203,247)

At June 30, 2022, the following OTC purchased foreign currency dual digital options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price(6)		Notional Amount	Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Standard Chartered Bank	08/10/22	0.6728 & 126.25	USD	1,413,000	$105,975	$10,223
						$105,975	$10,223

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	12,280,000	$609,088	$279,796
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	08/18/22	0.650	USD	129,189,000	919,568	553,494
Call USD vs. Put AUD	Standard Chartered Bank	08/18/22	0.640	USD	60,554,000	443,747	180,593
						$1,972,403	$1,013,883

At June 30, 2022, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call USD vs. Put JPY	BNP Paribas	08/11/22	129.500	USD	29,095,000	$616,378	$(1,381,838)
Put USD vs. Call JPY	BNP Paribas	08/11/22	129.500	USD	29,095,000	616,378	(154,603)
						$1,232,756	$(1,536,441)

At June 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	15,194,500	$161,441	$(380,026)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	45,583,500	481,476	(1,140,077)
Put on 10-Year Interest Rate Swap(3)	BNP Paribas	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	45,583,500	481,476	(45,891)
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	15,194,500	161,441	(15,297)
								$1,285,834	$(1,581,291)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(5)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	22,958,000	$(4,017,650)	$(185,282)
Call on 30-Year Interest Rate Swap (Purchased)	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD	18,355,000	(3,303,900)	(214,459)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	22,958,000	(4,023,389)	(182,673)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	53,680,100	(9,662,418)	(627,197)
								$(21,007,357)	$(1,209,611)

(1)	Payments made at maturity date.
(2)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(4)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(5)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
(6)	The Fund will receive payment from the counterparty if both the AUD/USD exchange rate is less than or equal to 0.6290 and the USD/JPY exchange rate is less than or equal to 105.250 at expiration.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RON	-	Romanian New Leu
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,627,682,339.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$47,600,808
Gross Unrealized Depreciation	(241,495,524)

Net Unrealized Depreciation	$(193,894,716)